UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3828

Seligman Municipal Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue New York, New York	10017
(Address of principal executive offices)	(Zip code)

Lawrence P. Vogel 100 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 9/30/08

ITEM 1.  REPORTS TO STOCKHOLDERS.

Seligman

Municipal Fund Series, Inc.

__________________________________________________

National Fund

Colorado Fund

Georgia Fund

Louisiana Fund

Maryland Fund

Massachusetts Fund

Michigan Fund

Minnesota Fund

Missouri Fund

New York Fund

Ohio Fund

Oregon Fund

South Carolina Fund

Annual Report

September 30, 2008

Seeking Income Exempt From Regular Income Tax

J. & W. SELIGMAN & CO.

INCORPORATED

ESTABLISHED 1864

100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Additional Fund Information	85

To The Shareholders

The annual shareholder report for Seligman Municipal Fund Series, Inc. follows this letter. The report contains a discussion with your Portfolio Managers, as well as each Fund’s investment results, financial statements, and portfolio of investments on September 30, 2008.

On November 7, 2008, the acquisition of the Funds’ investment manager, J. & W. Seligman & Co. Incorporated (“Seligman”), by RiverSource Investments, a subsidiary of Ameriprise Financial (NYSE: AMP), will be complete. Thomas Moles and Eileen Comerford will continue to serve as the Funds’ portfolio managers.

Shareholders voted in favor of approving a new investment management services agreement between the Funds and RiverSource Investments, LLC at a Special Meeting of Shareholders held on November 3, 2008. Shareholders also voted 10 directors to the Funds’ Board at the Special Meeting. Details of the proxy vote can be found on page 81 of this report.

We believe the acquisition of Seligman by RiverSource Investments will create a stronger combined investment management business having greater resources, which should no doubt be in the best interest of shareholders. In conjunction with the acquisition of Seligman, Stephen Lewis will become the Chairman of the Funds and Patrick Bannigan will assume the position of President.

We thank you for your continued support of Seligman Municipal Fund Series, and for the opportunity to have served as members of the Funds’ Board.

Respectfully,

William C. Morris Chairman	Brian T. Zino President

November 6, 2008

Manager

Until November 6, 2008

J.&W. Seligman & Co. Incorporated

100 Park Avenue

New York, NY 10017

From November 7, 2008

RiverSource Investments, LLC

200 Ameriprise Financial Center

Minneapolis, MN 55474

General Distributor

Seligman Advisors, Inc.

100 Park Avenue

New York, NY 10017

Shareholder Service Agent Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries To: P.O. Box 9759 Providence, RI 02940-9759	Independent Registered Public Accounting Firm Deloitte & Touche LLP Important Telephone Numbers
	(800) 221-2450 (800) 445-1777 (212) 682-7600 (800) 622-4597	Shareholder Services Retirement Plan Services Outside the United States 24-Hour Automated Telephone Access Service

Interview With Your Portfolio Managers

Thomas G. Moles and Eileen A. Comerford

Q.	How did the Funds within the Seligman Municipal Fund Series, Inc. perform for the fiscal year ended September 30, 2008?

A.	For the fiscal year ended September 30, 2008, the performance of each of the thirteen Funds in the Seligman Municipal Fund Series was between -4.4% and 1.8%, based on the net asset value of Class A shares of each Fund (excluding sales charge). The Lehman Brothers Municipal Bond Index returned -1.9% for the same period. All Funds, with the exception of Georgia and Louisiana, have top quartile performance results within their respective peer groups for the year ended September 30, 2008.

Q.	What market conditions and economic events materially impacted the performance of the Funds in Seligman Municipal Fund Series during the fiscal year ended September 30, 2008?

A.	This past fiscal year has been one of the most remarkable periods in the 25-year history of the Seligman Municipal Funds. The credit crisis, which began with sharp credit rating downgrades of securities backed by sub-prime mortgages during the third quarter of 2007, continues to challenge individual investors and investment professionals alike. In the early months of the fiscal year, the municipal market was largely unaffected by the credit crisis. It wasn’t until January 2008, when Financial Guarantee Insurance Company (FGIC) — one of the top four municipal bond insurers — lost its coveted triple-A rating, that the municipal market began to experience the extraordinary volatility and dislocation that was occurring in most other sectors of the financial market. FGIC provides credit enhancement on public finance, structured finance, and global infrastructure and utility securities. FGIC typically guarantees the scheduled payments of principal and interest on an issuer’s obligation.

The municipal market had hardly begun to deal with the negative implications of the FGIC downgrade when it was forced to deal with the collapse of the auction rate securities (ARS) market. Investors, concerned about liquidity, were increasingly avoiding any money market product that lacked a liquidity back-stop — an assurance the vehicles’ obligations will be repaid when they are tendered even if they cannot be resold — including ARS. Remarketing agents were reluctant, due to their own capital constraints, to provide the degree of support needed to prevent auction failures.

By June, municipal bond insurers MBIA and Ambac lost their triple-A ratings due to their exposure to mortgage-backed securities. The sudden loss of high-quality investments made it extremely difficult for money market funds, which are prohibited from purchasing securities rated less than double-A, to locate a sufficient supply of securities to meet their needs. This led to a spike in yields on money market securities rated single-A and below.

The continuing deterioration in the housing market led to a high degree of anxiety about the financial health of government sponsored mortgage corporations Fannie Mae (Federal National Mortgage Association, or FNMA) and Freddie Mac (Federal Home Loan Mortgage Corp., or FHLMC). The fear of a complete collapse of the financial markets prompted the US government to place these government sponsored entities into conservatorship and to provide a guarantee to holders of FNMA and FHLMC debt. The lack of an explicit US government guarantee, however, remains a source of concern.

As the third quarter of 2008 progressed, conditions continued to deteriorate as the rapidly decelerating economy thwarted stock market performance. State and local finances were weakening, prompting further risk aversion in the market. The stunning collapse of Lehman Brothers in mid-September created severe repercussions across all financial markets, including the municipal sector. The value of the Reserve Primary Fund fell below its constant $1.00 share price, “breaking the buck.” This led to a run on the fund and ignited a run on other funds as well, including tax-exempt money market funds. The government eased the panic by agreeing to guarantee money market deposits. An imbalance in the supply and demand of longer-term municipal bonds developed, sending prices down and yields to a six-year high. Leveraged positions were forced to unwind, placing further pressure on bond prices. The resulting decline in the net asset value of many municipal bond funds led to shareholder redemptions, which necessitated additional selling by the funds.

Throughout the past year, the Federal Reserve and US Treasury have been creating a series of new facilities aimed at easing the liquidity crisis and encouraging lending. These programs have had varying degrees of success, but the ultimate goal of restoring investor confidence has, to date, eluded them.

Q.	What investment strategies or techniques materially impacted the Funds’ performance during the period?

A.

During 2007, long-term municipal yields fell to a 40-year low, the slope of the municipal yield curve (the difference between 1-year and 30-year yields) narrowed to its lowest level on record, and credit quality yield spreads were near the tightest in history. We were concerned that these municipal market trends could not be sustained and positioned the Funds’ portfolios for their reversal. By the end of the reporting period, long-term yields had risen to

Interview With Your Portfolio Managers

Thomas G. Moles and Eileen A. Comerford

the highest level since 2002, the yield differential between high-quality and lower-quality bonds had increased dramatically, and the municipal yield curve slope had steepened to the widest level since 2004.

To protect the Funds from an anticipated increase in interest rates and to ensure sufficient liquidity in the event of redemptions, we set a higher target level for cash balances. Further, we elected to maintain an overweight in pre-refunded and escrowed-to-maturity bonds. At fiscal year-end, refunded bonds comprised 30% of total net assets in the Series, although percentages varied among the individual Fund portfolios. Over the years, a significant percentage of fund holdings has been refunded. As interest rate conditions permit, State and local governments issue new bonds at lower yields and use the proceeds to replace outstanding, higher cost debt. All but a few of the Series’ refunded bonds are escrowed with direct US government securities, making them safe and highly liquid investments. For the 12 months ended September 30, 2008, the prerefunded bond sector was the best performing sector of the Lehman Brothers Municipal Bond Index with a return of 4.1%.

In a rising interest rate environment, longer-maturity bonds are more sensitive to yield changes than shorter-maturity bonds. Given our expectation that interest rates would trend higher, we concentrated new purchases in the intermediate maturity sector (10- to 20-year maturities), which is considerably shorter than in years past. For the year ended September 30, 2008, the best performing maturity sector was the short-end of the yield curve and the worst performing sector was for maturities of 22 years and longer. Our avoidance of the longest maturity bonds contributed to our competitive investment returns; however, the Funds would have had stronger results had a greater percentage of holdings been invested in the 1- to 10-year range.

Premium coupon bonds (i.e., bonds trading above par) are inherently more defensive than discount coupon bonds (i.e., bonds trading below par). Therefore, with few exceptions, premium coupon bonds were favored. The premium bond sector of the Lehman Brothers Municipal Bond Index returned 1.4%, substantially outperforming the discount bond sector, which suffered a decline of 11.1%, and the current coupon sector, which fell 5.4%. While our preference was for bonds with coupons of 5.25% to 5.75%, the supply of bonds with these characteristics was limited over the past year. The recent spike in long-term interest rates has, however, resulted in an increase in the issuance of bonds within this coupon range.

The credit crisis has had a significant impact on credit quality yield spreads. For many years now, steadily declining interest rates led investors to seek lower quality bonds, given their relatively higher yields. Eventually, the increased demand for the sector, as well as strong credit trends, would cause the yield spread between higher-quality and lower-quality to narrow to historical lows. Since the credit turmoil began, investors have become more quality-conscious, which has contributed to a dramatic widening of credit spreads, particularly within the high-yield sector. Another reason for the increase in quality yield spread has been the downgrades of the municipal monoline insurers. During the first half of 2008, three of the top four insurers lost their triple-A rating. The fourth, Financial Security Assurance, was downgraded after the close of the reporting period. High quality bonds are now in short supply and are trading at a premium. The non-investment grade sector was down 10.0% for the fiscal year while the insured bond sector fell 3.3%.

The Seligman Municipal Funds are permitted to purchase only investment-grade bonds (i.e., rated within the four highest rating categories). We have always viewed insurance as an enhancement and will not purchase a bond unless we approve the underlying credit. Therefore, while we were disappointed with the monoline insurer downgrades, we were not compelled to sell any bonds as a result.

In keeping with our emphasis on quality, we do not participate in sectors of the market that historically have been more prone to credit deterioration, such as tobacco bonds, airline debt, automotive industry bonds, nursing homes, convention centers, and stadium facilities. The pollution control/industrial development bond sector fell 10.6%, underperforming all other sectors of the Lehman Brothers Municipal Bond Index. Most of the Funds have some exposure to this sector, and total return would have been higher absent these holdings. It also bears noting that the Funds are not permitted to hold derivative investments. Derivative losses have contributed to lagging performance for many of the Funds’ competitors over the past year.

The views and opinions expressed are those of the Portfolio Managers, are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendation for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Municipal Fund Series and to provide a summary of the portfolio characteristics of each Fund.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds as of the most recent month-end will be available at www.seligman.com1 by the seventh business day following that month-end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Returns for Class A shares are calculated with and without the effect of the initial 4.5% maximum sales charge that became effective on January 7, 2008. Although for all periods presented, returns for the Funds’ Class A shares reflect the initial 4.5% maximum sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if the 4.75% maximum sales charge then in effect was incurred. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase. Returns for Class C shares would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. On May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

The chart for each Fund compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.5% maximum sales charge, to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Lehman Index”) for the 10-year period ended September 30, 2008. The performance of Class C shares of each Fund, which commenced on a later date, and of Class A shares for other periods, with and without applicable sales charges and CDSCs, is not shown in the charts but is included in the total returns table below each chart. The Lehman Index does not include the effect of fees, taxes or sales charges, and does not reflect state-specific bond market performance.

[1]

The website reference is an inactive textual reference and information contained in or otherwise accessible through this website does not form a part of this report or the Series’ prospectus or statement of additional information.

Performance and Portfolio Overview

National Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(7.12)%	(6.42)%	1.44%	2.68%	n/a
Without Sales Charge	(2.75)	(2.07)	2.39	3.16	n/a
Class C
With 1% CDSC	(4.14)	(4.01)	n/a	n/a	n/a
Without CDSC	(3.18)	(3.07)	1.47	n/a	2.43%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper General Municipal Debt Funds Average	(3.92)	(4.83)	1.73	2.98	3.18

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.31	$7.65	$7.74
Class C	7.31	7.65	7.75

Holdings by Market Sectorø
Revenue Bonds	69%
Pre-refunded/Escrowed-to-Maturity Bonds	16
General Obligation Bonds	15

Option-Adjusted Duration[3]	7.23 years

Weighted Average Maturity[3]	12.38 years

See footnotes on page 18.

Dividend Per Share and Yield Information
For Periods Ended September 30, 2008

	Dividend†	SEC 30-Day Yield††
Class A	$0.279	3.78%
Class C	0.210	3.03

Holdings by Credit Quality[2]ø
AAA	30%
AA	50
A	20

Performance and Portfolio Overview

Colorado Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(6.70)%	(4.79)%	1.84%	3.30%	n/a
Without Sales Charge	(2.31)	(0.31)	2.79	3.78	n/a
Class C
With 1% CDSC	(3.71)	(2.16)	n/a	n/a	n/a
Without CDSC	(2.75)	(1.20)	1.87	n/a	3.03%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper Colorado Municipal Debt Funds Average	(3.45)	(4.05)	2.11	3.16	3.33

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.14	$7.44	$7.43
Class C	7.13	7.43	7.42

Holdings by Market Sectorø
Revenue Bonds	50%
Pre-refunded/Escrowed-to-Maturity Bonds	40
General Obligation Bonds	10

Option-Adjusted Duration[3]	6.34 years

Weighted Average Maturity[3]	9.63 years

See footnotes on page 18.

Dividend Per Share and Yield Information
For Periods Ended September 30, 2008

	Dividend†	SEC 30-Day Yield††
Class A	$0.274	3.25%
Class C	0.207	2.55

Holdings by Credit Quality[2]ø
AAA	34%
AA	52
A	7
BBB	7

Performance and Portfolio Overview

Georgia Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(8.35)%	(8.76)%	0.37%	2.43%	n/a
Without Sales Charge	(4.03)	(4.44)	1.30	2.89	n/a
Class C
With 1% CDSC	(5.40)	(6.21)	n/a	n/a	n/a
Without CDSC	(4.45)	(5.29)	0.41	n/a	2.10%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper Georgia Municipal Debt Funds Average	(3.96)	(4.78)	1.55	3.04	3.19

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$6.99	$7.43	$7.61
Class C	7.01	7.45	7.63

Holdings by Market Sectorø
Revenue Bonds	68%
General Obligation Bonds	24
Pre-refunded/Escrowed-to-Maturity Bonds	8

Option-Adjusted Duration[3]	7.83 years

Weighted Average Maturity[3]	13.57 years

See footnotes on page 18.

Dividend Per Share and Yield Information
For Periods Ended September 30, 2008

	Dividend†	SEC 30-Day Yield††
Class A	$0.297	3.57%
Class C	0.229	2.79

Holdings by Credit Quality[2]ø
AAA	21%
AA	37
A	27
BBB	15

Performance and Portfolio Overview

Louisiana Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(6.91)%	(6.98)%	1.10%	2.89%	n/a
Without Sales Charge	(2.54)	(2.60)	2.03	3.36	n/a
Class C
With 1% CDSC	(4.07)	(4.41)	n/a	n/a	n/a
Without CDSC	(3.11)	(3.48)	1.09	n/a	2.60%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper Other States Municipal Debt Funds Average	(4.03)	(5.15)	1.89	3.14	3.18

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.34	$7.67	$7.86
Class C	7.33	7.67	7.85

Holdings by Market Sectorø
Revenue Bonds	65%
Pre-refunded/Escrowed-to-Maturity Bonds	20
General Obligation Bonds	15

Option-Adjusted Duration[3]	7.57 years

Weighted Average Maturity[3]	12.90 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2008

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.294	$0.032	3.39%
Class C	0.225	0.032	2.62

Holdings by Credit Quality[2]ø
AAA	46%
AA	15
A	23
BBB	10
Non-Rated	6

Performance and Portfolio Overview

Maryland Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(6.44)%	(4.94)%	1.75%	3.06%	n/a
Without Sales Charge	(1.98)	(0.41)	2.69	3.54	n/a
Class C
With 1% CDSC	(3.25)	(2.26)	n/a	n/a	n/a
Without CDSC	(2.29)	(1.30)	1.80	n/a	2.76%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper Maryland Municipal Debt Funds Average	(3.33)	(4.52)	1.79	3.11	3.27

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.48	$7.76	$7.78
Class C	7.50	7.77	7.80

Holdings by Market Sectorø
Revenue Bonds	51%
Pre-refunded/Escrowed-to-Maturity Bonds	34
General Obligation Bonds	15

Option-Adjusted Duration[3]	7.07 years

Weighted Average Maturity[3]	13.65 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2008

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.271	$0.003	3.55%
Class C	0.201	0.003	2.79

Holdings by Credit Quality[2]ø
AAA	36%
AA	26
A	31
BBB	7

Performance and Portfolio Overview

Massachusetts Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.91)%	(2.81)%	1.77%	3.38%	n/a
Without Sales Charge	(0.41)	1.76	2.70	3.86	n/a
Class C
With 1% CDSC	(1.83)	(0.25)	n/a	n/a	n/a
Without CDSC	(0.86)	0.72	1.78	n/a	3.22%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper Massachusetts Municipal Debt Funds Average	(3.77)	(4.79)	2.03	3.29	3.50

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.64	$7.82	$7.86
Class C	7.64	7.82	7.87

Holdings by Market Sectorø
Revenue Bonds	51%
Pre-refunded/Escrowed-to-Maturity Bonds	44
General Obligation Bonds	5

Option-Adjusted Duration[3]	4.97 years

Weighted Average Maturity[3]	9.34 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2008

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.309	$0.051	2.67%
Class C	0.238	0.051	1.89

Holdings by Credit Quality[2]ø
AAA	33%
AA	59
A	8

Performance and Portfolio Overview

Michigan Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(6.84)%	(6.07)%	1.03%	2.98%	n/a
Without Sales Charge	(2.42)	(1.69)	1.98	3.46	n/a
Class C
With 1% CDSC	(3.82)	(3.51)	n/a	n/a	n/a
Without CDSC	(2.86)	(2.57)	1.07	n/a	2.74%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper Michigan Municipal Debt Funds Average	(5.49)	(6.86)	1.98	3.35	3.41

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.66	$8.00	$8.15
Class C	7.65	7.99	8.14

Holdings by Market Sectorø
Revenue Bonds	57%
Pre-refunded/Escrowed-to-Maturity Bonds	36
General Obligation Bonds	7

Option-Adjusted Duration[3]	6.88 years

Weighted Average Maturity[3]	12.49 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2008

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.308	$0.054	3.26%
Class C	0.236	0.054	2.48

Holdings by Credit Quality[2]ø
AAA	34%
AA	27
A	31
Non-Rated	8

Performance and Portfolio Overview

Minnesota Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(5.63)%	(4.49)%	1.44%	3.01%	n/a
Without Sales Charge	(1.20)	0.07	2.38	3.50	n/a
Class C
With 1% CDSC	(2.62)	(1.79)	n/a	n/a	n/a
Without CDSC	(1.64)	(0.83)	1.46	n/a	2.71%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper Minnesota Municipal Debt Funds Average	(3.03)	(3.41)	2.11	3.26	3.39

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.26	$7.47	$7.55
Class C	7.27	7.48	7.56

Holdings by Market Sectorø
Revenue Bonds	43%
General Obligation Bonds	31
Pre-refunded/Escrowed-to-Maturity Bonds	26

Option-Adjusted Duration[3]	6.67 years

Weighted Average Maturity[3]	11.22 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2008

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.262	$0.038	3.08%
Class C	0.194	0.038	2.31

Holdings by Credit Quality[2]ø
AAA	49%
AA	40
A	10
BBB	1

Performance and Portfolio Overview

Missouri Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(6.60)%	(5.84)%	1.27%	3.03%	n/a
Without Sales Charge	(2.24)	(1.38)	2.20	3.50	n/a
Class C
With 1% CDSC	(3.63)	(3.21)	n/a	n/a	n/a
Without CDSC	(2.67)	(2.26)	1.26	n/a	2.83%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper Missouri Municipal Debt Funds Average	(3.85)	(5.24)	1.76	3.18	3.31

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.20	$7.50	$7.61
Class C	7.20	7.50	7.61

Holdings by Market Sectorø
Revenue Bonds	74%
Pre-refunded/Escrowed-to-Maturity Bonds	26

Option-Adjusted Duration[3]	6.72 years

Weighted Average Maturity[3]	11.76 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2008

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.275	$0.039	3.25%
Class C	0.207	0.039	2.48

Holdings by Credit Quality[2]ø
AAA	18%
AA	55
A	17
BBB	10

Performance and Portfolio Overview

New York Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(6.69)%	(5.64)%	1.60%	3.17%	n/a
Without Sales Charge	(2.23)	(1.19)	2.53	3.65	n/a
Class C
With 1% CDSC	(3.63)	(3.02)	n/a	n/a	n/a
Without CDSC	(2.67)	(2.07)	1.61	n/a	3.00%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper New York Municipal Debt Funds Average	(4.25)	(5.24)	1.91	3.16	3.31

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.63	$7.96	$8.07
Class C	7.64	7.97	8.08

Holdings by Market Sectorø
Revenue Bonds	66%
Pre-refunded/Escrowed-to-Maturity Bonds	32
General Obligation Bonds	2

Option-Adjusted Duration[3]	6.82 years

Weighted Average Maturity[3]	14.71 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2008

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.316	$0.038	3.29%
Class C	0.244	0.038	2.52

Holdings by Credit Quality[2]ø
AAA	39%
AA	32
A	29

Performance and Portfolio Overview

Ohio Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(6.65)%	(5.73)%	1.28%	2.92%	n/a
Without Sales Charge	(2.31)	(1.27)	2.21	3.39	n/a
Class C
With 1% CDSC	(3.69)	(3.09)	n/a	n/a	n/a
Without CDSC	(2.73)	(2.14)	1.31	n/a	2.66%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper Ohio Municipal Debt Funds Average	(3.49)	(4.31)	1.99	3.20	3.35

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.44	$7.74	$7.82
Class C	7.49	7.79	7.87

Holdings by Market Sectorø
Revenue Bonds	54%
Pre-refunded/Escrowed-to-Maturity Bonds	24
General Obligation Bonds	22

Option-Adjusted Duration[3]	7.44 years

Weighted Average Maturity[3]	12.94 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.270	$0.019	3.12%
Class C	0.199	0.019	2.34

Holdings by Credit Quality[2]ø
AAA	40%
AA	50
A	9
BBB	1

Performance and Portfolio Overview

Oregon Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(6.18)%	(4.90)%	1.73%	3.25%	n/a
Without Sales Charge	(1.75)	(0.44)	2.66	3.72	n/a
Class C
With 1% CDSC	(3.16)	(2.29)	n/a	n/a	n/a
Without CDSC	(2.19)	(1.33)	1.74	n/a	2.96%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper Other States Municipal Debt Funds Average	(4.03)	(5.15)	1.89	3.14	3.18

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.35	$7.62	$7.68
Class C	7.34	7.61	7.67

Holdings by Market Sectorø
Revenue Bonds	61%
Pre-refunded/Escrowed-to-Maturity Bonds	33
General Obligation Bonds	6

Option-Adjusted Duration[3]	6.68 years

Weighted Average Maturity[3]	12.35 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2008

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.290	$0.013	3.30%
Class C	0.221	0.013	2.54

Holdings by Credit Quality[2]ø
AAA	33%
AA	33
A	21
BBB	9
Non-Rated	4

Performance and Portfolio Overview

South Carolina Fund

Investment Results

Total Returns

For Periods Ended September 30, 2008

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(7.30)%	(6.72)%	1.58%	3.13%	n/a
Without Sales Charge	(2.96)	(2.29)	2.52	3.60	n/a
Class C
With 1% CDSC	(4.34)	(4.10)	n/a	n/a	n/a
Without CDSC	(3.39)	(3.16)	1.61	n/a	2.91%
Benchmarks**
Lehman Brothers Municipal Bond Index	(2.60)	(1.87)	2.84	4.24	4.42	#
Lipper Other States Municipal Debt Funds Average	(4.03)	(5.15)	1.89	3.14	3.18

Net Asset Value Per Share
	9/30/08	3/31/08	9/30/07
Class A	$7.51	$7.89	$8.01
Class C	7.51	7.89	8.01

Holdings by Market Sectorø
Revenue Bonds	66%
Pre-refunded/Escrowed-to-Maturity Bonds	20
General Obligation Bonds	14

Option-Adjusted Duration[3]	7.94 years

Weighted Average Maturity[3]	13.49 years

See footnotes on page 18.

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2008

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.313	$0.015	3.73%
Class C	0.241	0.015	2.96

Holdings by Credit Quality[2]ø
AAA	36%
AA	31
A	29
BBB	4

Performance and Portfolio Overview

[2]

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

[3]

Excludes variable rate demand notes. Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time, taking into account call dates and related call premiums, if any. Weighted average maturity is the number of years to stated maturity, weighted based upon current market value.

*	Returns for periods of less than one year are not annualized.
**	The Lehman Brothers Municipal Bond Index (“Lehman Index”), the Lipper General Municipal Debt Funds Average, the Lipper Single-State Municipal Debt Funds Average (e.g., Lipper Colorado Municipal Debt Funds Average) and the Lipper Other States Municipal Debt Funds Average (“Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of fees, taxes, and sales charges. The Lehman Index also excludes the effect of expenses. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper General Municipal Debt Funds Average measures the performance of funds that invest primarily in municipal debt issues in the top four credit ratings. The Lipper Single-State Municipal Debt Funds Average measures the performance of funds that limit their assets to those securities exempt from taxation in a specified State (double tax-exempt) or City (triple tax-exempt). The Lipper Other States Intermediate Municipal Debt Funds Average measures the performance of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified City or State basis. Investors cannot invest directly in an index or average.
#	From 5/28/99.
ø	Percentages based on current market values of long-term holdings at September 30, 2008.
†	Represents per share amount paid or declared for the year ended September 30, 2008.
††	Current yield, representing the annualized yield for the 30-day period ended September 30, 2008, has been computed in accordance with SEC regulations and will vary.

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Series of the Fund, you incur ongoing expenses, such as management fees, distribution and/or service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Series and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the tables are useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The tables are based on an investment of $1,000 invested at the beginning of April 1, 2008 and held for the entire six-month period ended September 30, 2008.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Series that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Series and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Series. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Series and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
Series	Beginning Account Value 4/1/08	Annualized Expense Ratio*	Ending Account Value 9/30/08	Expenses Paid During Period 4/1/08 to 9/30/08**	Ending Account Value 9/30/08	Expenses Paid During Period 4/1/08 to 9/30/08**
National
Class A	$1,000.00	0.96%	$972.50	$4.73	$1,020.20	$4.85
Class C	1,000.00	1.86	968.20	9.15	1,015.70	9.37
Colorado
Class A	1,000.00	0.99	976.90	4.89	1,020.05	5.00
Class C	1,000.00	1.89	972.50	9.32	1,015.55	9.52
Georgia
Class A	1,000.00	1.05	959.70	5.14	1,019.75	5.30
Class C	1,000.00	1.95	955.50	9.53	1,015.25	9.82
Louisiana
Class A	1,000.00	0.98	974.60	4.84	1,020.10	4.95
Class C	1,000.00	1.88	968.90	9.25	1,015.60	9.47
Maryland
Class A	1,000.00	0.97	980.20	4.80	1,020.15	4.90
Class C	1,000.00	1.87	977.10	9.24	1,015.65	9.42
Massachusetts
Class A	1,000.00	0.92	995.90	4.59	1,020.40	4.65
Class C	1,000.00	1.82	991.40	9.06	1,015.90	9.17

(continued on next page.)

See footnotes on page 20.

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
Series	Beginning Account Value 4/1/08	Annualized Expense Ratio*	Ending Account Value 9/30/08	Expenses Paid During Period 4/1/08 to 9/30/08**	Ending Account Value 9/30/08	Expenses Paid During Period 4/1/08 to 9/30/08**
Michigan
Class A	$1,000.00	0.92%	$975.80	$4.54	$1,020.40	$4.65
Class C	1,000.00	1.82	971.40	8.95	1,015.92	9.16
Minnesota
Class A	1,000.00	0.94	988.00	4.67	1,020.30	4.75
Class C	1,000.00	1.84	983.60	9.12	1,015.80	9.27
Missouri
Class A	1,000.00	0.98	977.60	4.85	1,020.10	4.95
Class C	1,000.00	1.88	973.30	9.27	1,015.60	9.47
New York
Class A	1,000.00	0.91	977.70	4.50	1,020.45	4.60
Class C	1,000.00	1.81	973.30	8.93	1,015.95	9.12
Ohio
Class A	1,000.00	0.91	976.90	4.50	1,020.45	4.60
Class C	1,000.00	1.81	972.70	8.93	1,015.95	9.12
Oregon
Class A	1,000.00	0.94	982.50	4.66	1,020.30	4.75
Class C	1,000.00	1.84	978.10	9.10	1,015.80	9.27
South Carolina
Class A	1,000.00	0.91	970.40	4.48	1,020.45	4.60
Class C	1,000.00	1.81	966.10	8.90	1,015.95	9.12

*	Expenses of Class C shares differ from the expenses of Class A shares due to the differences in 12b-1 fees paid by each share class. See the Fund’s prospectus for a description of each share class and its expenses and sales charges.
**	Expenses are equal to the Fund’s annualized expense ratios based on actual expenses for the period April 1, 2008 to September 30, 2008, multiplied by the average account value over the period, multiplied by 183/366 (number of days in the period).

Portfolios of Investments

September 30, 2008

National Fund
State	Face Amount	Municipal Bonds	Rating†		Value
Alaska — 0.2%	$135,000	Alaska Housing Finance Corporation Mortgage Rev., 5.75% due 6/1/2024*	Aaa		$135,909
Arizona — 2.4%	1,500,000	Arizona Transportation Board Transportation Excise Tax Rev. (Maricopa County Regional Area Road Fund), 5% due 7/1/2025	Aa2		1,440,660
California — 6.0%	1,000,000	California State GOs, 5.50% due 3/1/2027	A1		1,000,680
	2,585,000	East Bay Municipal Utility District, CA (Wastewater System Rev.), 5% due 6/1/2024	Aa3		2,510,991
Florida — 3.7%	1,000,000	Orange County, FL Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare System), 5.25% due 10/1/2035	A2		840,770
	1,400,000	South Florida Water Management District (Certificates of Participation), 5% due 10/1/2026	Aa3		1,314,558
Illinois — 1.7%	1,000,000	Cook County, IL GOs, 5% due 11/15/2022	Aa2		978,440
Maryland — 4.6%	2,500,000	Maryland State GOs (Capital Improvements), 5.25% due 3/1/2027	Aaa		2,695,500
Massachusetts — 9.1%	2,335,000	Boston, MA GOs, 5% due 3/1/2022	Aa1		2,348,940
	3,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa		2,978,070
New York — 1.8%	1,000,000	New York State Urban Development Corporation Rev. (Service Contract), 5% due 1/1/2018	Aaa		1,036,670
North Carolina — 4.2%	2,000,000	North Carolina Eastern Municipal Power Agency Power System Rev., 5.25% due 1/1/2020	Aa3		1,943,580
	500,000	North Carolina Municipal Power Agency Rev. (Catawba Electric), 5.25% due 1/1/2020	A2		496,605
Puerto Rico — 1.6%	1,000,000	Puerto Rico Electric Power Authority Rev., 5.375% due 7/1/2023	A3		942,080
Tennessee — 3.1%	2,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5% due 7/1/2026	Aa2		1,821,860
Texas — 20.6%	2,500,000	Austin, TX Electric Utility Rev., 5% due 11/15/2020	Aa3		2,472,100
	3,700,000	Harris County, TX Health Facilities Development Corp. Hospital Rev. (St. Luke’s Episcopal Hospital Project), 6.75% due 2/15/2021††	AAA	‡	3,710,101
	4,750,000	Potter County, TX Industrial Development Corp. Pollution Control Rev. (Southwestern Public Service Company Project), 5.75% due 9/1/2016	Aa3		4,758,312
	1,055,000	San Antonio, TX Electric & Gas Rev., 5.50% due 2/1/2020ø	AAA	‡	1,134,209
Utah — 4.1%	500,000	Intermountain Power Agency Subordinated Power Supply Rev., 5.25% due 7/1/2022	A1		492,740
	2,000,000	Utah Transit Authority Sales Tax Rev., 5% due 6/15/2025	Aa3		1,938,180
Washington — 3.8%	2,500,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro Consolidated System Rev.), 5.60% due 1/1/2036*	Aa2		2,261,175
Wisconsin — 14.1%	6,000,000	La Crosse, WI Resource Recovery Rev. (Northern States Power Company Project), 6% due 11/1/2021*	A3		5,543,940
	2,500,000	Wisconsin Health and Educational Facilities Authority Rev. (Wheaton Franciscan Services, Inc.), 5.75% due 8/15/2030ø	AAA	‡	2,724,351
Total Municipal Bonds (Cost $49,893,912) — 81.0%					47,520,421

Short-Term Holdings
California — 1.5%	900,000	California Infrastructure & Economic Development Bank Rev. Series B (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		900,000
Kansas — 1.4%	800,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1		800,000
Massachusetts — 3.3%	1,900,000	Massachusetts State Development Finance Agency Rev. (Harvard University), VRDN, due 7/15/2036	VMIG 1		1,900,000
Montana — 1.5%	900,000	Montana Facilities Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2025	VMIG 1		900,000
New York — 0.5%	300,000	New York City, NY GOs, VRDN, due 8/1/2015	VMIG 1		300,000

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

National Fund (continued)
State	Face Amount	Short-Term Holdings	Rating†	Value
Tennessee — 8.9%	$5,000,000	Shelby County, TN Health, Educational and Housing Facility Board Rev. (St. Jude Children’s Research Hospital), 5.375% due 7/1/2024ø	NR	$5,203,300
Wyoming — 1.5%	900,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	900,000
Total Short-Term Holdings (Cost $10,562,779) — 18.6%				10,903,300
Total Investments (Cost $60,456,691) — 99.6%				58,423,721
Other Assets Less Liabilities — 0.4%				206,310
Net Assets — 100.0%				$58,630,031

Colorado Fund
Face Amount	Municipal Bonds	Rating†		Value
$485,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023ø	Aa3		$512,873
515,000	Colorado Educational & Cultural Facilities Authority Rev. (University of Denver Project), 5.375% due 3/1/2023ø	Aa3		544,597
1,070,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025ø	A3		1,183,730
680,000	Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society Project), 6.90% due 12/1/2025	A3		703,467
2,250,000	Colorado Health Facilities Authority Rev. (Sisters of Charity of Leavenworth Health Services Corporation), 5% due 12/1/2025	Aa2		2,008,485
1,250,000	Colorado State University Enterprise System Rev., 5% due 3/1/2027	Aaa		1,190,650
45,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021	Aaa		45,119
1,560,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 5% due 9/1/2021ø	Aaa		1,646,814
40,000	Colorado Water Resources & Power Development Authority (Clean Water Rev.), 6.875% due 9/1/2011	Aaa		40,123
2,000,000	Denver, CO City & County Certificates of Participation, 5.50% due 12/1/2025ø	AAA	‡	2,138,480
400,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2021	Aa1		401,120
1,000,000	Denver, CO City & County GOs (Justice System Facilities and Zoo Bonds), 5% due 8/1/2025	Aa1		977,670
1,075,000	Denver, CO City & County School District GOs, 5% due 12/1/2023ø	Aa3		1,118,516
1,250,000	Douglas County, CO School District GOs (Douglas & Elbert Counties), 5% due 12/15/2023	Aa3		1,216,163
2,250,000	Jefferson County, CO Open Space Sales Tax Rev., 5% due 11/1/2019	Aa3		2,253,915
1,000,000	Platte River Power Authority, CO Power Rev., 5% due 6/1/2018	Aaa		1,025,770
1,750,000	Regional Transportation District, CO Sales Tax Rev., 5% due 11/1/2024ø	AAA	‡	1,872,115
1,000,000	Regional Transportation District, CO Sales Tax Rev., 5.25% due 11/1/2024	Aa3		995,650
1,000,000	University of Colorado Enterprise System Rev., 5% due 6/1/2023	Aa3		968,610
1,750,000	University of Colorado Enterprise System Rev., 5.125% due 6/1/2028ø	Aa3		1,876,892
1,000,000	University of Colorado Hospital Authority Rev., 5.25% due 11/15/2022	Aa3		943,710
2,000,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB	‡	1,880,920
1,240,000	Westminster, CO Special Purpose Sales & Use Tax Rev. (Post Project), 5% due 12/1/2023	Aaa		1,200,209
Total Municipal Bonds (Cost $26,836,282) — 88.3%				26,745,598

Short-Term Holdings
1,640,000	Colorado Health Facilities Authority Hospital Improvement Rev. (NCMC, Inc. Project), 5.75% due 5/15/2024ø	Aaa		1,691,347
500,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1		500,000
500,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), VRDN due 2/15/2034	VMIG 1		500,000
250,000	Northglenn, CO GOs, Joint Water & Wastewater Utility, 6.80% due 12/1/2008††	Aaa		251,628
Total Short-Term Holdings (Cost $2,852,370) — 9.7%				2,942,975
Total Investments (Cost $29,688,652) — 98.0%				29,688,573
Other Assets Less Liabilities — 2.0%				613,388
Net Assets — 100.0%				$30,301,961

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

Georgia Fund
Face Amount	Municipal Bonds	Rating†		Value
$2,000,000	Atlanta, GA Airport Rev., 5.625% due 1/1/2030*	A1		$1,772,400
1,000,000	Atlanta, GA Water & Wastewater Rev., 5.75% due 11/1/2025	Aaa		1,002,100
500,000	Augusta, GA Water & Sewer Rev., 5% due 10/1/2022	Aaa		490,385
1,250,000	Barnesville-Lamar County, GA Industrial Development Authority Rev. (Gordon College Properties Foundation), 5% due 8/1/2025	A3		1,101,650
1,250,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 5.95% due 2/1/2032*	Baa2		1,125,088
1,000,000	Cartersville, GA Development Authority Rev. Water & Wastewater Facilities (Anheuser-Busch), 7.40% due 11/1/2010*	Baa2		1,050,020
1,270,000	Fulton County, GA Development Authority Rev. (Georgia Technology Athletic Association), 5.125% due 10/1/2032	Aa3		1,202,106
1,615,000	Georgia Housing & Finance Authority Rev. (Single Family Mortgage), 5.20% due 6/1/2029*	Aa2		1,399,381
1,500,000	Georgia State GOs, 5.50% due 7/1/2017	Aaa		1,595,595
1,250,000	Gwinnett County, GA Hospital Authority GOs (Gwinnett Hopsital System, Inc. Project), 5% due 10/1/2029	Aa1		1,133,700
1,000,000	Gwinnett County, GA School District GOs, 6.40% due 2/1/2012	Aaa		1,102,910
1,040,000	Henry County, GA School District GOs, 6.45% due 8/1/2011	Aa3		1,103,461
1,250,000	Hospital Authority of Valdosta and Lowndes County, GA Rev. Certificates (South Georgia Medical Center Project), 5.25% due 10/1/2027	Aa3		1,140,587
1,000,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 5.25% due 7/1/2026	Aa3		977,340
500,000	Metropolitan Atlanta Rapid Transit Authority, GA Sales Tax Rev., 6.25% due 7/1/2018	Aa3		552,845
1,500,000	Private Colleges & Universities Authority Rev., GA (Mercer University Project), 6.50% due 11/l/2015††	A2		1,693,950
1,250,000	Savannah, GA Economic Development Authority Pollution Control Rev. (International Paper Company Projects), 4.95% due 5/1/2021	Baa3		1,029,787
1,000,000	Upper Oconee Basin Water Authority, GA Rev., 5% due 7/1/2024	A1		965,040
Total Municipal Bonds (Cost $21,598,573) — 87.2%				20,438,345

Short-Term Holdings
560,000	Atlanta, GA Water & Wastewater Rev., 5% due 11/1/2038ø	AAA	‡	573,737
200,000	California Infrastructure & Economic Development Bank Rev. Series B (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		200,000
1,750,000	Gwinnett County, GA Water & Sewerage Authority Rev., 5.30% due 8/1/2022ø	AAA	‡	1,810,690
100,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1		100,000
100,000	Port Authority of New York & New Jersey Special Obligation Rev., VRDN, due 5/1/2019	VMIG 1		100,000
Total Short-Term Holdings (Cost $2,679,074) — 11.9%				2,784,427
Total Investments (Cost $24,277,647) — 99.1%				23,222,772
Other Assets Less Liabilities — 0.9%				213,370
Net Assets — 100.0%				$23,436,142

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

Louisiana Fund
Face Amount	Municipal Bonds	Rating†		Value
$900,000	Baton Rouge, LA Public Improvement Sales Tax Rev., 5% due 8/1/2024	Aaa		$871,244
2,500,000	Calcasieu Parish, LA Industrial Development Board (Conoco Inc. Project), 5.75% due 12/1/2026*	A1		2,399,150
470,000	East Baton Rouge Parish, LA Mortgage Finance Authority (Single Family Mortgage Rev.), 5.40% due 10/1/2025	Aaa		459,777
1,000,000	Jefferson Parish, LA Hospital Service District Rev., 5% due 7/1/2028	Aaa		922,020
1,000,000	Jefferson Parish, LA Special Sales Tax Rev., 5.25% due 12/1/2020	Aa3		1,010,370
1,000,000	Lafayette Parish, LA School Board Public School Rev., 5% due 4/1/2019	Aaa		1,014,550
1,000,000	Lafayette, LA Public Improvement Sales Tax Rev., 5% due 5/1/2021	Aa3		988,650
1,045,000	Louisiana Housing Finance Agency Single Family Mortgage Rev. (Home Ownership Program), 4.875% due 12/1/2023	Aaa		980,356
1,000,000	Louisiana Public Facilities Authority Rev. (Tulane University of Louisiana Project), 5% due 2/15/2026	A2		940,180
1,000,000	Louisiana Public Facilities Authority Rev. (Hurricane Recovery Program), 5% due 6/1/2020	Aa3		960,520
1,000,000	Louisiana State University Agricultural & Mechanical College Auxiliary Rev., 5% due 7/1/2027	Aaa		936,310
2,250,000	New Orleans, LA Public Improvement GOs, 5.35% due 12/1/2031	Baa3		1,991,610
2,500,000	Ouachita Parish, LA Hospital Service District Rev. (Glenwood Regional Medical Center), 5.75% due 5/15/2021ø	Aaa		2,625,900
1,250,000	Port of New Orleans, LA Port Facility Rev., 5% due 4/1/2032*	A2		1,021,800
1,000,000	St. Tammany Parish Wide School District No.12, LA, 4.50% due 3/1/2023	Aaa		904,530
1,030,000	Sulphur, LA Housing & Mortgage Finance Trust (Residential Mortgage Rev.), 7.25% due 12/1/2010††	NR		1,088,371
Total Municipal Bonds (Cost $20,271,258) — 78.1%				19,115,338

Short-Term Holdings
200,000	California Infrastructure & Economic Development Bank Rev. Series B (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		200,000
1,000,000	Connecuticut State Health & Education Rev. (Yale University), VRDN, due 7/1/2035	VMIG 1		1,000,000
100,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), VRDN due 2/15/2034	VMIG 1		100,000
100,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1		100,000
900,000	New York City, NY Municipal Water Finance Authority (Water & Sewer System Rev.), VRDN, due 6/15/2033	VMIG 1		900,000
2,500,000	Shreveport, LA GOs, 5% due 3/1/2019ø	A3		2,528,050
Total Short-Term Holdings (Cost $4,785,900) — 19.7%				4,828,050
Total Investments (Cost $25,057,158) — 97.8%				23,943,388
Other Assets Less Liabilities — 2.2%				545,551
Net Assets — 100.0%				$24,488,939

Maryland Fund
Face Amount	Municipal Bonds	Rating†		Value
$1,205,000	Anne Arundel County, MD Special Obligation Bonds (Arundel Mills Project), 5.125% due 7/1/2024	Aa1		$1,195,264
1,500,000	Baltimore County, MD Consolidated Public Improvement GOs, 5% due 9/1/2014	Aaa		1,611,510
1,500,000	Baltimore County, MD Rev. (Catholic Health Initiatives), 5% due 9/1/2026	Aa2		1,357,995
2,500,000	Baltimore, MD Port Facilities Rev. (Consolidated Coal Sales Co. Project), 6.50% due 10/1/2011	A	‡	2,502,875
2,000,000	Baltimore, MD Project Rev. (Water Projects), 5.50% due 7/1/2026ø	A1		2,161,340
2,000,000	Baltimore, MD Wastewater Projects Rev., 5.125% due 7/1/2042	A1		1,854,780
1,000,000	Howard County, MD Consolidated Public Improvement GOs, 5% due 8/15/2020ø	Aaa		1,064,890
2,375,000	Maryland Department of Transportation Project Certificates of Participation (Mass Transit Administration Project), 5.50% due 10/15/2025*	Aa2		2,182,767
1,500,000	Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Medical Center), 5.125% due 7/1/2028	Aaa		1,420,515
2,250,000	Maryland Health & Higher Educational Facilities Authority Rev. (Carroll County General Hospital), 6% due 7/1/2037	Baa1		2,104,155
2,000,000	Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), 5% due 7/1/2041	Aa2		1,848,760

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

Maryland Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$1,500,000	Montgomery County, MD GOs, 5% due 2/1/2017ø	Aaa		$1,601,175
450,000	Morgan State University, MD Academic and Auxiliary Facilities Fees Rev., 5% due 7/1/2032	A1		415,841
2,000,000	Prince George’s County, MD Consolidated Public Improvement GOs, 5% due 10/1/2019ø	AAA	‡	2,141,320
1,775,000	Puerto Rico Electric Power Authority Power Rev., 5.25% due 7/1/2031ø	A3		1,924,295
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036ø	AAA	‡	1,071,160
1,000,000	University System of Maryland Auxiliary Facility & Tuition Rev., 5% due 4/1/2013	Aa2		1,064,350
1,500,000	Washington Suburban Sanitation District, MD (Water Supply Bonds), 5% due 6/1/2018	Aaa		1,551,435
Total Municipal Bonds (Cost $29,384,877) — 88.9%				29,074,427

Short-Term Holdings
1,000,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1		1,000,000
1,000,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1		1,000,000
500,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1		500,000
290,000	New Jersey State Educational Facilities Authority Rev. (Princeton University), VRDN, due 7/1/2023	VMIG 1		290,000
Total Short-Term Holdings (Cost $2,790,000) — 8.5%				2,790,000
Total Investments (Cost $32,174,877) — 97.4%				31,864,427
Other Assets Less Liabilities — 2.6%				844,431
Net Assets — 100.0%				$32,708,858

Massachusetts Fund
Face Amount	Municipal Bonds	Rating†		Value
$2,330,000	Boston, MA GOs, 5% due 3/1/2022	Aa1		$2,343,910
4,000,000	Boston, MA Water & Sewer Commission General Rev., 5.25% due 11/1/2019	Aa2		4,241,480
3,000,000	Martha’s Vineyard, MA Land Bank Rev., 5% due 5/1/2032	Aa3		2,903,010
1,000,000	Massachusetts Bay Transportation Authority Rev., 5% due 7/1/2024	Aa2		977,540
500,000	Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy & Allied Health Sciences), 5.75% due 7/1/2033ø	A3		554,700
1,500,000	Massachusetts Health & Educational Facilities Authority Rev. (Berklee College of Music), 5% due 10/1/2021	A2		1,448,940
4,000,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 6% due 7/1/2035ø	Aaa		4,274,600
4,890,000	Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), 5.375% due 7/1/2024	Aa2		4,881,834
1,845,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029	A3		1,704,116
2,140,000	Massachusetts Housing Finance Agency Rev. (Rental Housing Mortgage), 5.50% due 7/1/2030*	Aa3		2,156,392
1,000,000	Massachusetts Housing Finance Agency Single Family Housing Rev., 5.125% due 12/1/2028	Aa2		931,510
2,500,000	Massachusetts State Consolidated Loan GOs, 5.875% due 2/1/2020ø	AAA	‡	2,636,075
2,000,000	Massachusetts State School Building Authority Dedicated Sales Tax Rev., 5% due 8/15/2023	Aaa		1,985,380
1,000,000	Massachusetts Water Pollution Abatement Trust Pool Program, 5.50% due 8/1/2029	Aaa		1,002,340
4,500,000	Massachusetts Water Resources Authority Rev., 5.75% due 8/1/2039ø	Aa2		4,754,655
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa		4,421,560
2,500,000	Route 3 North Transportation Improvement Association, MA Lease Rev., 5.375% due 6/15/2033ø	Aa3		2,618,475
Total Municipal Bonds (Cost $42,225,501) — 74.2%				43,836,517

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

Massachusetts Fund (continued)
Face Amount	Short-Term Holdings	Rating†		Value
$1,500,000	Connecticut State Health & Educational Facilities Authority Rev.Series V-2 (Yale University), VRDN, due 7/1/2036	VMIG 1		$1,500,000
900,000	Lincoln County, WY Pollution Control Rev. Series A (Exxon Project), VRDN, due 11/1/2014	P-1		900,000
5,000,000	Massachusetts Bay Transportation Authority, MA General Transportation System Rev., 5.75% due 3/1/2026ø	AAA	‡	5,120,100
3,155,000	Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), 5.75% due 7/1/2029ø	A-	‡	3,261,576
950,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), VRDN due 2/15/2034	VMIG 1		950,000
600,000	Montana Facilities Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2025	VMIG 1		600,000
500,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1		500,000
1,000,000	New York City, NY GOs, VRDN, due 10/1/2023	VMIG 1		1,000,000
1,000,000	New York City, NY Municipal Water Finance Authority (Water & Sewer System Rev.), VRDN, due 6/15/2033	VMIG 1		1,000,000
Total Short-Term Holdings (Cost $14,465,288) — 25.1%				14,831,676
Total Investments (Cost $56,690,789) — 99.3%				58,668,193
Other Assets Less Liabilities — 0.7%				439,670
Net Assets — 100.0%				$59,107,863

Michigan Fund
Face Amount	Municipal Bonds	Rating†		Value
$1,280,000	Board of Regents of Eastern Michigan University General Rev., 5.625% due 6/1/2030ø	A2		$1,342,502
530,000	Canton Charter Township, MI GOs, 5% due 4/1/2021	Aaa		525,771
2,000,000	Capital Region Airport Authority, MI Airport Rev., 5.25% due 7/1/2021*	A2		1,790,100
3,000,000	Detroit, MI Sewage Disposal System Rev. (Senior Lien), 5.25% due 7/1/2023	A2		2,898,150
1,290,000	Detroit, MI Water Supply System Rev., 5% due 7/1/2027	A2		1,176,983
1,170,000	Detroit, MI Water Supply System Rev., 6.25% due 7/1/2012††	A2		1,238,375
3,000,000	Forest Hills, MI Public Schools GOs, 5.50% due 5/1/2021ø	Aa2		3,137,790
110,000	Grand Traverse County, MI Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5% due 7/1/2028	Aa3		102,536
1,285,000	Kalamazoo, MI Public Schools (School Building and Site Bonds), 5% due 5/1/2024	Aaa		1,239,113
2,000,000	Michigan Comprehensive Transportation Rev., 5% due 5/15/2024	Aaa		1,928,420
2,000,000	Michigan Comprehensive Transportation Rev., 5.25% due 5/15/2022	Aaa		2,026,340
3,000,000	Michigan Hospital Finance Authority Rev. (Sparrow Obligated Group), 5% due 11/15/2026	A1		2,683,230
3,850,000	Michigan Municipal Bond Authority State Revolving Fund Rev. (Drinking Water Bonds), 5% due 10/1/2022	Aaa		3,842,300
1,500,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2017	A1		1,582,020
1,150,000	Michigan Public Power Agency Rev. (Belle River Project), 5.25% due 1/1/2018	A1		1,202,199
1,000,000	Michigan State and Redevco, Inc. Certificates of Participation, 5.50% due 6/1/2027ø	Aa3		1,047,980
750,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2018	A1		712,365
1,000,000	Michigan State Hospital Finance Authority Hospital Rev. (Henry Ford Health System), 5% due 11/15/2019	A1		936,190
6,000,000	Michigan State Hospital Finance Authority Rev. (Ascension Health Credit Group), 6.125% due 11/15/2026ø	AAA	‡	6,301,380
5,250,000	Michigan State Hospital Finance Authority Rev. (Mercy Health Services Obligated Group), 5.75% due 8/15/2026††	NR		5,283,180
4,000,000	Michigan State Hospital Finance Authority Rev. (Oakwood Obligated Group), 5.125% due 8/15/2025	Aaa		3,861,760
4,000,000	Michigan State Hospital Finance Authority Rev. (Trinity Health Credit Group), 5% due 12/1/2026	Aa2		3,548,560
5,000,000	Michigan State Trunk Line Rev., 5% due 11/1/2026	Aa3		4,821,000
2,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	A3		1,801,600
2,000,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	A2		1,983,340
500,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2020	A2		487,920
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa		2,514,400
5,000,000	Walled Lake, MI Consolidated School District GOs, 5.50% due 5/1/2022ø	Aa3		5,229,650
Total Municipal Bonds (Cost $67,246,150) — 95.8%				65,245,154

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

Michigan Fund (continued)
Face Amount	Short-Term Holdings	Rating†		Value
$300,000	California Infrastructure & Economic Development Bank Rev. Series B (J. Paul Getty Trust), VRDN, due 4/01/2033	VMIG 1		$300,000
200,000	Connecticut State Health & Education Rev. (Yale University), VRDN, due 7/1/2035	VMIG 1		200,000
1,000,000	Massachusetts State Development Finance Agency Rev. (Harvard University), VRDN, due 7/15/2036	VMIG 1		1,000,000
300,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1		300,000
130,000	New Jersey State Educational Facilities Authority Rev. (Princeton University), VRDN, due 7/1/2023	VMIG 1		130,000
Total Short-Term Holdings (Cost $1,930,000) — 2.8%				1,930,000
Total Investments (Cost $69,176,150) — 98.6%				67,175,154
Other Assets Less Liabilities — 1.4%				945,787
Net Assets — 100.0%				$68,120,941

Minnesota Fund
Face Amount	Municipal Bonds	Rating†		Value
$1,000,000	Anoka County, MN GOs, 5% due 2/1/2023	Aa2		$983,860
2,000,000	Dakota County, MN Community Development Agency GOs, 5.25% due 1/1/2019	Aaa		2,027,860
4,000,000	Metropolitan Council (Minneapolis-Saint Paul Metropolitan Area), MN General Obligation Waste Water Rev., 5% due 5/1/2025	Aaa		3,955,400
5,000,000	Minneapolis & Saint Paul, MN Metropolitan Airports Commission Rev., 5.75% due 1/1/2032ø	AA-	‡	5,237,900
2,045,000	Minneapolis, MN GOs, 5% due 12/1/2016	Aa1		2,125,471
395,000	Minneapolis, MN GOs, 5% due 12/1/2016ø	Aa1		417,436
1,175,000	Minnesota Agricultural & Economic Development Board Rev. (Evangelical Lutheran Good Samaritan Society Project), 5.15% due 12/1/2022	Aa3		1,135,920
3,000,000	Minnesota GOs, 5% due 6/1/2020	Aa1		3,060,690
3,500,000	Minnesota Higher Education Facilities Authority Rev. (St. John’s University), 5% due 10/1/2022	A2		3,357,025
3,040,000	Minnesota Higher Education Facilities Authority Rev. (St. Olaf College ), 5% due 10/1/2022	A2		2,901,467
1,000,000	Minnesota Higher Education Facilities Authority Rev. (The College of Saint Catherine), 5.375% due 10/1/2032	Baa1		875,150
3,480,000	Minnesota Public Facilities Authority Drinking Water Rev., 5% due 3/1/2019	Aaa		3,560,353
1,000,000	Minnesota State Housing Finance Agency Rev., 4.65% due 7/1/2023	Aa1		914,790
4,000,000	Minnesota State Retirement System Building Rev., 6% due 6/1/2030	Aaa		4,124,440
1,000,000	Northern Municipal Power Agency, MN Electric System Rev., 5% due 1/1/2021	Aaa		981,080
1,000,000	Northern Municipal Power Agency, MN Electric System Rev., 5% due 1/1/2026	Aa3		934,090
1,105,000	Ramsey County, MN GOs (Series 2003A), 5% due 2/1/2017	Aaa		1,169,366
1,395,000	Ramsey County, MN GOs (Series 2007A), 5% due 2/1/2017	Aaa		1,427,071
3,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2024ø	Aa2		3,161,730
1,000,000	Rochester, MN Electric Utility Rev., 5.25% due 12/1/2030ø	Aa2		1,053,910
3,305,000	Rochester, MN Waste Water GOs, 5% due 2/1/2025	Aaa		3,279,287
3,750,000	Saint Cloud, MN Health Care Rev. (The Saint Cloud Hospital Obligated Group), 5.875% due 5/1/2030	Aaa		3,785,288
4,000,000	Southern Minnesota Municipal Power Agency – Power Supply System Rev., 5% due 1/1/2012	Aa3		4,166,480
1,000,000	Washington County, MN GOs, 4.25% due 2/1/2012	Aa1		1,036,980
5,385,000	Western Minnesota Municipal Power Agency – Power Supply Rev., 6.375% due 1/1/2016††	Aaa		5,867,657
Total Municipal Bonds (Cost $61,996,293) — 94.1%				61,540,701

Short-Term Holdings
300,000	Connecticut State Health & Educational Facilities Authority Rev. (Yale University), VRDN, due 7/1/2036	VMIG 1		300,000
650,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1		650,000

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

Minnesota Fund (continued)
Face Amount	Short-Term Holdings	Rating†		Value
$300,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1		$300,000
500,000	Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1		500,000
570,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1		570,000
400,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1		400,000
300,000	New York City, NY GOs, VRDN, due 8/1/2017	VMIG 1		300,000
1,400,000	New York City, NY Municipal Water Finance Authority (Water & Sewer System Rev.), VRDN, due 6/15/2033	VMIG 1		1,400,000
Total Short-Term Holdings (Cost $4,420,000) — 6.7%				4,420,000
Total Investments (Cost $66,416,293) — 100.8%				65,960,701
Other Assets Less Liabilities — (0.8)%				(553,556)
Net Assets — 100.0%				$65,407,145

Missouri Fund
Face Amount	Municipal Bonds	Rating†		Value
$500,000	Boone County, MO Hospital Rev. (Boone Hospital Center), 5.75% due 8/1/2028	A3		$478,865
1,000,000	Hannibal, MO Industrial Development Authority Health Facilities Rev. (Hannibal Regional Hospital), 5% due 3/1/2022	BBB+	‡	896,750
1,000,000	Kansas City, MO Community Colleges Building Corporation Rev., 5% due 7/1/2017	Aa3		1,022,820
1,250,000	Metropolitan St. Louis, MO Sewer District Wastewater System Rev., 5% due 5/1/2024	Aa2		1,211,788
2,000,000	Missouri Development Finance Board Solid Waste Disposal Rev. (The Procter & Gamble Company Paper Products Project), 5.20% due 3/15/2029*	Aa3		1,771,980
1,000,000	Missouri Highways & Transportation Commission (State Road Bonds), 5.625% due 2/1/2018ø	Aaa		1,061,240
1,750,000	Missouri State Board of Public Buildings Special Obligation Rev., 5.125% due 5/1/2026	Aa1		1,728,947
1,000,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 5% due 7/1/2023	Aaa		988,620
185,000	Missouri State Environmental Improvement & Energy Resources Authority Rev. (State Revolving Fund Program), 6.55% due 7/1/2014	Aaa		185,520
2,500,000	Missouri State Health & Educational Facilities Authority Rev. (Lester E. Cox Medical Centers Project), 5.25% due 6/1/2015	A2		2,619,275
1,250,000	Missouri State Health & Educational Facilities Authority Rev. (SSM Health Care), 5.25% due 6/1/2028ø	Aa3		1,328,575
1,000,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), 4.20% due 1/15/2021	Aaa		918,580
60,000	Missouri State Housing Development Commission Single Family Mortgage Rev. (Homeownership Loan Program), 5.90% due 9/1/2028*	AAA	‡	60,688
2,000,000	Southeast Missouri Correctional Facility Lease Rev. (Missouri State Project), 5.75% due 10/15/2016††	Aa2		2,186,000
1,000,000	Springfield, MO Public Utility Rev., 5% due 8/1/2014	Aa3		1,053,830
1,500,000	Springfield, MO School District GOs, 5.85% due 3/1/2020ø	AA+	‡	1,559,235
1,000,000	St. Charles County, MO Certificates of Participation (Public Water Supply), 5.10% due 12/1/2025	A2		943,120
1,000,000	St. Louis, MO Airport Rev. (Lambert — St. Louis International Airport), 5% due 7/1/2023	Aaa		931,650
1,250,000	St. Louis, MO Industrial Development Authority Pollution Control Rev. (Anheuser-Busch Companies, Inc. Project), 6.65% due 5/1/2016	Baa2		1,398,900
1,000,000	The Curators of the University of Missouri System Facilities Rev., 5% due 11/1/2026	Aa2		965,330
Total Municipal Bonds (Cost $23,400,177) — 93.6%				23,311,713

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

Missouri Fund (continued)
Face Amount	Short-Term Holdings	Rating†		Value
$200,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1		$200,000
800,000	New York City, NY Municipal Water Finance Authority (Water & Sewer System Rev.), VRDN, due 6/15/2033	VMIG 1		800,000
Total Short-Term Holdings (Cost $1,000,000) — 4.0%				1,000,000
Total Investments (Cost $24,400,177) — 97.6%				24,311,713
Other Assets Less Liabilities — 2.4%				588,159
Net Assets — 100.0%				$24,899,872

New York Fund
Face Amount	Municipal Bonds	Rating†		Value
$2,500,000	Albany, NY Industrial Development Agency Civic Facility Rev. (The College of Saint Rose Project), 5.375% due 7/1/2031ø	Aa3		$2,688,300
1,000,000	Metropolitan Transportation Authority, NY (Dedicated Tax Fund), 5% due 4/1/2023ø	AAA	‡	1,076,680
2,950,000	Metropolitan Transportation Authority, NY (State Service Contract), 5.125% due 1/1/2029	A1		2,747,482
1,000,000	New York City, NY GOs, 5% due 8/1/2017	Aaa		1,025,590
2,900,000	New York City, NY GOs, 6% due 5/15/2030ø	AAA	‡	3,091,574
25,000	New York City, NY GOs, 6% due 5/15/2030	Aa3		25,388
5,000	New York City, NY GOs, 7.25% due 8/15/2024	Aa3		5,016
4,000,000	New York City, NY Municipal Water Finance Authority (Water & Sewer System Rev.), 5.50% due 6/15/2033ø	AAA	‡	4,241,040
1,000,000	New York City, NY Transitional Finance Authority (Future Tax Secured Bonds), 5% due 11/1/2024	Aa1		966,700
1,035,000	New York City, NY Transitional Finance Authority (Future Tax Secured Subordinate Bonds), 5% due 11/1/2026	Aa2		988,684
1,000,000	New York City, NY Trust for Cultural Resources of the City of New York Rev. (The Museum of Modern Art), 5.125% due 7/1/2031	Aa2		959,080
2,000,000	New York State Dormitory Authority Lease Rev. (State University Dormitory Facilities), 5% due 7/1/2025	Aa3		1,906,000
2,000,000	New York State Dormitory Authority Rev. (Mental Health Services Facilities Improvement), 5% due 8/15/2026	Aaa		1,895,700
2,000,000	New York State Dormitory Authority Rev. (New York University), 5% due 7/1/2024	Aa3		1,917,740
2,000,000	New York State Dormitory Authority Rev. (Rockefeller University), 5% due 7/1/2028	Aaa		1,912,760
1,205,000	New York State Dormitory Authority Rev. (St. Johns University), 5.25% due 7/1/2026	A2		1,157,824
1,000,000	New York State Dormitory Authority Rev. (St. John’s University), 5.25% due 7/1/2032	A2		950,470
1,500,000	New York State Dormitory Authority Rev. (Vassar Brothers Hospital), 5.375% due 7/1/2025	Aaa		1,490,865
1,250,000	New York State Dormitory Authority Rev. (Yeshiva University), 5% due 7/1/2030	Aa2		1,178,725
4,000,000	New York State Energy Research & Development Authority Gas Facilities Rev. (KeySpan Corporation), 5.50% due 1/1/2021	A2		4,014,880
2,625,000	New York State Housing Finance Agency Rev. (Phillips Village Project), 7.75% due 8/15/2017*	A2		2,660,385
2,000,000	New York State Local Government Assistance Corporation Rev., 5% due 4/1/2019	Aa3		2,048,420
470,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.50% due 10/1/2028*	Aa1		472,684
305,000	New York State Mortgage Agency Rev. (Homeowner Mortgage), 5.65% due 4/1/2030*	Aa1		308,465
2,600,000	New York State Thruway Authority General Rev., 5% due 1/1/2025	Aa3		2,493,634
500,000	New York State Thruway Authority Highway and Bridge Revs., 5% due 4/1/2025	A2		479,390
1,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5% due 3/15/2033ø	AAA	‡	1,069,330
2,000,000	New York State Urban Development Corporation State Personal Income Tax Rev. (State Facilities & Equipment), 5.25% due 3/15/2032ø	AAA	‡	2,136,980
4,000,000	Onondaga County, NY Industrial Development Agency Sewer Facilities Rev. (Bristol-Myers Squibb Co. Project), 5.75% due 3/1/2024*	A2		3,695,680
2,250,000	Port Authority of New York and New Jersey Consolidated Rev., 6.125% due 6/1/2094	Aa3		2,350,395

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

New York Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$1,000,000	Rensselaer County, NY Industrial Development Agency Civic Facility Rev. (Polytechnic Institute Dormitory Project), 5.125% due 8/1/2029	A2		$920,030
380,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032	Aa2		355,205
2,120,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5% due 1/1/2032ø	AAA	‡	2,246,988
1,800,000	Triborough Bridge & Tunnel Authority, NY General Purpose Rev., 5.50% due 1/1/2030ø	AAA	‡	1,921,428
Total Municipal Bonds (Cost $57,714,041) — 91.3%				57,399,512

Short-Term Holdings
400,000	California Infrastructure & Economic Development Bank Rev. Series B (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		400,000
400,000	California Infrastructure & Economic Development Bank Rev. Series D (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		400,000
300,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN , due 12/1/2019	VMIG 1		300,000
200,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1		200,000
205,000	Massachusetts Health & Educational Facilities Rev., VRDN, due 11/1/2049	VMIG 1		205,000
400,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1		400,000
600,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1		600,000
2,250,000	St. Lawrence County, NY Industrial Development Agency Civic Facility Rev. (Clarkson University Project), 5.50% due 7/1/2029ø	A3		2,326,320
Total Short-Term Holdings (Cost $4,714,029) — 7.7%				4,831,320
Total Investments (Cost $62,428,070) — 99.0%				62,230,832
Other Assets Less Liabilities — 1.0%				658,451
Net Assets — 100.0%				$62,889,283

Ohio Fund
Face Amount	Municipal Bonds	Rating†		Value
$3,000,000	American Municipal Power — OH, Inc. Prairie State Energy Campus Project Rev., 5.25% due 2/15/2025	A1		$2,872,710
3,600,000	Cincinnati, OH GOs (Police and Firemen’s Disability), 6% due 12/1/2035ø	Aa1		3,774,924
875,000	Cincinnati, OH GOs, 5% due 12/1/2023	Aa1		859,434
500,000	Cleveland, OH Public Power System Rev., 5% due 11/15/2028	A2		463,455
2,000,000	Cleveland, OH Water Rev., 5% due 1/1/2024	Aa2		1,927,480
85,000	Cleveland, OH Waterworks Improvement First Mortgage Rev., 5.75% due 1/1/2021	Aa2		85,132
2,500,000	Columbus, OH GOs, 5% due 5/15/2011	Aaa		2,632,075
1,435,000	Columbus, OH GOs, 5% due 12/15/2021	Aaa		1,449,422
4,000,000	Columbus, OH Sewer System Rev., 5% due 6/1/2027	Aa2		3,858,560
7,000,000	Franklin County, OH GOs, 5.375% due 12/1/2020	Aaa		7,159,320
1,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5% due 5/1/2025	Aa2		930,560
4,000,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.25% due 5/1/2031ø	Aa2		4,255,880
1,000,000	Hamilton County, OH Sales Tax Rev., 5% due 12/1/2026	Aa3		947,330
1,000,000	Hamilton County, OH Sales Tax Rev., 5% due 12/1/2032	Aaa		928,470
3,425,000	Hamilton County, OH Sewer System Improvement Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2025	Aa3		3,291,185
1,000,000	Hamilton County, OH Sewer System Rev. (The Metropolitan Sewer District of Greater Cincinnati), 5% due 12/1/2026	Aa3		956,210
2,600,000	Montgomery County, OH GOs, 5% due 12/1/2024	Aa2		2,535,104
2,000,000	Ohio Higher Educational Facilities Rev. (Case Western Reserve University Project), 5% due 12/1/2029	A1		1,840,500
4,000,000	Ohio Higher Educational Facilities Rev. (Denison University), 5% due 11/1/2023	Aa3		3,929,200
1,250,000	Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), 5.25% due 9/1/2028	Aaa		1,183,462
885,000	Ohio Housing Finance Agency Rev. (Residential Mortgage), 5.40% due 9/1/2029ø	Aaa		787,420

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

Ohio Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$2,120,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2012	Aaa		$2,246,734
2,230,000	Ohio State Mental Health Capital Facilities Rev., 5% due 6/1/2013	Aaa		2,374,615
1,000,000	Ohio State Sewage Facilities Rev. (Anheuser-Busch Project), 6% due 8/1/2038ø	Baa2		901,760
3,000,000	Ohio State University (General Receipts Bonds), 5% due 6/1/2025	Aa2		2,868,960
1,000,000	Ohio State University (General Receipts Bonds), 5.125% due 12/1/2031	Aa2		963,820
3,000,000	Ohio State University (General Receipts Bonds), 5.80% due 12/1/2029ø	Aa2		3,147,900
2,625,000	Ohio State Water Development Authority Rev. (Drinking Water Assistance Fund), 5.25% due 12/1/2022	Aaa		2,693,827
430,000	Ohio State Water Development Authority Rev. (Safe Water), 9.375% due 12/1/2010††	Aaa		451,384
1,500,000	Ohio Turnpike Commission Rev., 5.25% due 2/15/2031	Aa3		1,470,885
3,000,000	Ohio Turnpike Commission Rev., 5.50% due 2/15/2026	Aa3		2,979,900
1,500,000	Puerto Rico Electric Power Authority Rev., 5.375% due 7/1/2023	A3		1,413,120
4,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa		4,421,560
2,500,000	Puerto Rico Infrastructure Financing Authority GOs, 5.50% due 10/1/2040	Aaa		2,514,400
2,300,000	University of Toledo, OH (General Receipts Bonds), 5.125% due 6/1/2030ø	AAA	‡	2,427,604
Total Municipal Bonds (Cost $79,050,458) — 92.7%				77,544,302

Short-Term Holdings
1,250,000	Franklin County, OH Hospital Improvement Rev. (The Children’s Hospital Project), 5.20% due 5/1/2029ø	Aa2		1,295,025
445,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1		445,000
1,195,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1		1,195,000
500,000	Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1		500,000
1,150,000	Massachusetts State Development Finance Agency Rev. (Harvard University), VRDN, due 7/15/2036	VMIG 1		1,150,000
300,000	New York City, NY Municipal Water Finance Authority (Water & Sewer System Rev.), VRDN, due 6/15/2033	VMIG 1		300,000
Total Short-Term Holdings (Cost $4,824,428) — 5.9%				4,885,025
Total Investments (Cost $83,874,886) — 98.6%				82,429,327
Other Assets Less Liabilities — 1.4%				1,202,864
Net Assets — 100.0%				$83,632,191

Oregon Fund
Face Amount	Municipal Bonds	Rating†		Value
$2,000,000	Benton County, OR Hospital Facilities Authority Rev. (Samaritan Health Services Project), 5.125% due 10/1/2028	A-	‡	$1,759,620
1,500,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 2/15/2018	A1		1,508,445
1,000,000	Clackamas County, OR Hospital Facility Authority Rev. (Legacy Health System), 5.25% due 5/1/2021	A1		976,300
1,350,000	Clackamas County, OR Recreational Facilities Rev. (North Clackamas Parks & Recreation District), 5.70% due 4/1/2013ø	NR		1,431,284
1,000,000	Clackamas County, OR School District GOs, 5% due 6/15/2025ø	Aaa		1,053,530
1,500,000	Deschutes County, OR Administrative School District No.1 (Bend-LaPine) GOs, 5.50% due 6/15/2016ø	Aaa		1,599,675
2,000,000	Lake Oswego School District, OR GOs, 5.25% due 6/1/2023	Aaa		2,018,220
1,000,000	Multnomah County, OR Hospital Facilities Authority Rev. (Providence Health System), 5.25% due 10/1/2024	Aa2		958,230
2,000,000	Northern Wasco County, OR People’s Utility District Rev. (McNary Dam Fishway Project), 5.20% due 12/1/2024	Aaa		1,999,820
2,000,000	Oregon Department of Administrative Services Certificates of Participation, 5% due 5/1/2026	Aa3		1,903,260
1,000,000	Oregon Department of Administrative Services Certificates of Participation, 6% due 5/1/2026ø	Aaa		1,059,550
2,000,000	Oregon Department of Transportation Highway User Tax Rev., 5.125% due 11/15/2026ø	AAA	‡	2,144,400
750,000	Oregon Facilities Authority Rev. (Linfield College Project), 5% due 10/1/2025	Baa1		672,217
390,000	Oregon Health Sciences University Rev., 5.25% due 7/1/2028	A2		353,863
2,000,000	Oregon Health, Housing, Educational & Cultural Facilities Authority Rev. (Linfield College Project), 5.25% due 10/1/2023	Baa1		1,803,500

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

Oregon Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$580,000	Oregon Housing & Community Services Department Mortgage Rev. (Single Family Mortgage Program), 4.40% due 7/1/2020	Aa2		$536,071
2,000,000	Oregon Housing & Community Services Department Rev. (Multi-Family Housing), 6.05% due 7/1/2042*	Aaa		1,864,420
2,500,000	Oregon State Bond Bank Rev. (Oregon Economic & Community Development Department), 5.50% due 1/1/2026	Aa3		2,509,725
1,500,000	Oregon State Facilities Authority Rev. (Willamette University Project), 5% due 10/1/2027	A	‡	1,372,590
1,500,000	Portland, OR Water System Rev., 5% due 10/1/2013	Aa2		1,599,255
950,000	Port of Portland, OR International Airport Rev., 7.10% due 7/1/2021*ø	A2		1,056,932
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2024	A3		900,800
1,500,000	Puerto Rico Highway & Transportation Authority Rev., 5.375% due 7/1/2036ø	AAA	‡	1,606,740
730,000	Puerto Rico Ports Authority Rev., 7% due 7/1/2014*	Baa3		730,730
500,000	Tri-County Metropolitan Transportation District, OR Payroll Tax & Grant Receipt Rev., 5% due 5/1/2012	A1		523,405
1,000,000	Umatilla County, OR Hospital Facility Authority Rev. (Catholic Health Initiatives), 5.50% due 3/1/2032††	Aa2		1,003,040
500,000	Virgin Islands Public Finance Authority Rev., 5.50% due 10/1/2022	BBB	‡	470,230
970,000	Washington County, OR GOs, 5% due 6/1/2019	Aa2		999,410
1,300,000	Washington County, OR GOs, 5% due 6/1/2020	Aa2		1,321,645
2,355,000	Washington County, OR GOs, 5% due 6/1/2026ø	Aa2		2,480,003
Total Municipal Bonds (Cost $40,576,720) — 89.2%				40,216,910

Short-Term Holdings
500,000	California Infrastructure & Economic Development Bank Rev. Series B (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		500,000
375,000	California Infrastructure & Economic Development Bank Rev. Series D (J. Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		375,000
300,000	Kansas Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1		300,000
300,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1		300,000
1,600,000	Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1		1,600,000
400,000	Massachusetts Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1		400,000
600,000	New York City, NY Municipal Water Finance Authority (Water & Sewer System Rev.), VRDN, due 6/15/2033	VMIG 1		600,000
Total Short-Term Holdings (Cost $4,075,000) — 9.0%				4,075,000
Total Investments (Cost $44,651,720) — 98.2%				44,291,910
Other Assets Less Liabilities — 1.8%				813,985
Net Assets — 100.0%				$45,105,895

South Carolina Fund
Face Amount	Municipal Bonds	Rating†		Value
$4,000,000	Berkeley County, SC GOs, 5% due 9/1/2028	Aaa		$3,773,440
1,340,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023ø	A2		1,444,332
245,000	Berkeley County, SC Water & Sewer Rev., 5.25% due 6/1/2023	A2		245,181
1,810,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026	Aa3		1,765,275
1,000,000	Georgetown County, SC Environmental Improvement Rev. (International Paper Company), 5.95% due 3/15/2014	Baa3		993,090
4,000,000	Grand Stand, SC Water & Sewer Authority Rev., 5% due 6/1/2031	Aaa		3,737,440
3,760,000	Horry County, SC School District GOs, 5.125% due 3/1/2022	Aa1		3,772,370
1,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5% due 11/1/2020	A2		929,080
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.125% due 11/1/2026	Aaa		1,919,080
2,000,000	Lexington County, SC Hospital Rev. (Health Services District, Inc.), 5.50% due 11/1/2032ø	A2		2,153,920
1,240,000	North Charleston, SC Sewer District Rev., 6.375% due 7/1/2012	A2		1,317,674

See footnotes on page 33.

Portfolios of Investments

September 30, 2008

South Carolina Fund (continued)
Face Amount	Municipal Bonds	Rating†		Value
$1,250,000	Piedmont, SC Municipal Power Agency Electric Rev., 6.25% due 1/1/2021	Baa1		$1,331,500
1,500,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2021	A2		1,487,505
2,320,000	Puerto Rico Electric Power Authority Rev., 5.25% due 7/1/2023	A2		2,270,862
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa		1,105,390
2,500,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Higher Education Rev. (Inter American University of Puerto Rico Project), 5% due 10/1/2022	A2		2,263,225
4,000,000	Rock Hill, SC Utility System Rev., 5% due 1/1/2030	Aaa		3,760,360
3,000,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Anderson Area Medical Center, Inc.), 5.25% due 2/1/2018	AA-	‡	3,012,660
3,165,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030	A3		2,862,743
835,000	South Carolina Jobs Economic Development Authority Hospital Rev. (Bon Secours Health System, Inc.), 5.625% due 11/15/2030ø	A3		907,921
3,100,000	South Carolina Public Service Authority Rev. (Santee Cooper), 5% due 1/1/2027	Aa2		2,929,438
610,000	South Carolina State Housing, Finance & Development Authority Mortgage Rev., 5.40% due 7/1/2029*	Aaa		542,973
5,000,000	South Carolina State Ports Authority Rev., 5.30% due 7/1/2026*	Aaa		4,519,200
5,000,000	South Carolina Transportation Infrastructure Bank Rev., 5.375% due 10/1/2024ø	Aa3		5,199,400
Total Municipal Bonds (Cost $55,555,809) — 87.0%				54,244,059

Short-Term Holdings
400,000	California Educational Facilities Authority Rev. Series S-4 (Stanford University), VRDN, due 11/1/2050	VMIG 1		400,000
300,000	California Infrastructure & Economic Development Bank Rev. Series B (J Paul Getty Trust), VRDN, due 4/1/2033	VMIG 1		300,000
3,190,000	Coastal Carolina University, SC Improvement Rev., 5.30% due 6/1/2026ø	Aa3		3,285,158
400,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1		400,000
1,200,000	Massachusetts Health & Educational Facilities Rev., VRDN, due 11/1/2049	VMIG 1		1,200,000
500,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), VRDN due 2/15/2034	VMIG 1		500,000
400,000	Montana Facilities Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2025	VMIG 1		400,000
635,000	New Jersey State Educational Facilities Authority Rev. (Princeton University), VRDN, due 7/1/2023	VMIG 1		635,000
Total Short-Term Holdings (Cost $7,006,803) — 11.4%				7,120,158
Total Investments (Cost $62,562,612) — 98.4%				61,364,217
Other Assets Less Liabilities — 1.6%				975,785
Net Assets — 100.0%				$62,340,002

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA. Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN — Variable Rate Demand Notes

See Notes to Financial Statements.

Statements of Assets and Liabilities

September 30, 2008

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$47,520,421	$26,745,598	$20,438,345	$19,115,338	$29,074,427	$43,836,517	$65,245,154
Short-term holdings	10,903,300	2,942,975	2,784,427	4,828,050	2,790,000	14,831,676	1,930,000
Total investments*	58,423,721	29,688,573	23,222,772	23,943,388	31,864,427	58,668,193	67,175,154
Cash**	218,892	185,617	74,993	219,852	261,596	60,774	235,729
Interest receivable	716,888	500,003	413,655	348,593	471,046	675,059	1,172,832
Receivable for Capital Stock sold	112,104	9,223	204	1,447	278,706	33,230	9,555
Expenses prepaid to shareholder service agent	2,568	1,331	998	903	1,521	2,568	2,805
Receivable for securities sold	—	—	—	45,000	—	—	—
Other	4,047	1,864	1,514	2,488	1,983	3,610	4,442
Total Assets	59,478,220	30,386,611	23,714,136	24,561,671	32,879,279	59,443,434	68,600,517
Liabilities:
Payable for Capital Stock repurchased	675,625	100	201,577	1,693	78,614	170,782	296,885
Dividends payable	100,142	42,813	37,624	34,922	48,644	93,705	101,866
Management fee payable	25,018	12,696	10,169	10,348	13,739	24,755	29,034
Distribution and service (12b-1) fees payable	6,430	2,917	2,727	2,742	3,771	6,647	7,030
Accrued expenses and other	40,974	26,124	25,897	23,027	25,653	39,682	44,761
Total Liabilities	848,189	84,650	277,994	72,732	170,421	335,571	479,576
Net Assets	$58,630,031	$30,301,961	$23,436,142	$24,488,939	$32,708,858	$59,107,863	$68,120,941
Composition of Net Assets:
Capital Stock, at par ($0.001 par value; 100,000,000 shares authorized for each Fund):
Class A	$7,722	$4,105	$3,205	$3,201	$4,169	$ 7,408	$8,645
Class C	299	140	146	137	202	334	251
Additional paid-in capital	61,552,761	30,081,280	25,136,162	25,166,968	32,862,173	56,543,310	69,542,592
Undistributed net investment income (Note 6)	237,109	141,236	77,045	101,946	87,985	282,366	403,020
Undistributed/accumulated net realized gain (loss) (Note 6)	(1,134,890)	75,279	(725,541)	330,457	64,779	297,041	167,429
Net unrealized appreciation (depreciation) of investments	(2,032,970)	(79)	(1,054,875)	(1,113,770)	(310,450)	1,977,404	(2,000,996)
Net Assets	$58,630,031	$30,301,961	$23,436,142	$24,488,939	$32,708,858	$59,107,863	$68,120,941
Net Assets:
Class A	$56,445,706	$29,305,557	$22,414,350	$23,484,221	$31,192,234	$56,559,895	$66,199,463
Class C	$2,184,325	$996,404	$1,021,792	$1,004,718	$1,516,624	$ 2,547,968	$1,921,478
Shares of Capital Stock Outstanding:
Class A	7,722,375	4,104,547	3,205,494	3,201,284	4,168,517	7,407,555	8,645,218
Class C	298,753	139,792	145,684	137,075	202,335	333,536	251,251
Net Asset Value Per Share:
Class A	$7.31	$7.14	$6.99	$7.34	$7.48	$7.64	$7.66
Class C	$7.31	$7.13	$7.01	$7.33	$7.50	$7.64	$7.65

* Cost of total investments	$60,456,691	$29,688,652	$24,277,647	$25,057,158	$32,174,877	$56,690,789	$69,176,150
** Includes restricted cash as follows:	$13,000	$6,000	$2,000	$4,000	$5,000	$ 11,000	$11,000

See Notes to Financial Statements.

Statements of Assets and Liabilities

September 30, 2008

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$61,540,701	$23,311,713	$57,399,512	$77,544,302	$40,216,910	$54,244,059
Short-term holdings	4,420,000	1,000,000	4,831,320	4,885,025	4,075,000	7,120,158
Total investments*	65,960,701	24,311,713	62,230,832	82,429,327	44,291,910	61,364,217
Cash**	172,290	331,932	304,274	51,528	211,020	351,943
Interest receivable	984,913	345,982	816,902	1,337,929	765,034	914,030
Receivable for Capital Stock sold	191	—	201,995	47,015	—	6,971
Expenses prepaid to shareholder service agent	2,853	1,046	2,472	3,661	1,902	2,425
Other	4,114	1,605	3,954	5,326	2,755	3,854
Total Assets	67,125,062	24,992,278	63,560,429	83,874,786	45,272,621	62,643,440
Liabilities:
Payable for Capital Stock repurchased	1,547,100	18,302	494,052	30,441	40,955	131,555
Dividends payable	93,329	38,087	100,155	117,808	69,442	96,350
Management fee payable	28,180	10,556	26,633	35,721	18,908	26,509
Distribution and service (12b-1) fees payable	5,850	2,341	9,143	7,963	5,406	8,641
Accrued expenses and other	43,458	23,120	41,163	50,662	32,015	40,383
Total Liabilities	1,717,917	92,406	671,146	242,595	166,726	303,438
Net Assets	$65,407,145	$24,899,872	$62,889,283	$83,632,191	$45,105,895	$62,340,002
Composition of Net Assets:
Capital Stock, at par ($0.001 par value; 100,000,000 shares authorized for each Fund):
Class A	$8,937	$3,404	$7,594	$11,035	$5,803	$ 7,673
Class C	75	57	648	197	337	629
Additional paid-in capital	65,441,759	24,835,504	62,868,888	83,983,672	45,103,686	63,265,046
Undistributed net investment income (Note 6)	333,756	164,732	209,391	340,426	218,390	212,713
Undistributed/accumulated net realized gain (loss) (Note 6)	78,210	(15,361)	—	742,420	137,489	52,336
Net unrealized depreciation of investments	(455,592)	(88,464)	(197,238)	(1,445,559)	(359,810)	(1,198,395)
Net Assets	$65,407,145	$24,899,872	$62,889,283	$83,632,191	$45,105,895	$62,340,002
Net Assets:
Class A	$64,860,466	$24,490,212	$57,937,322	$82,155,550	$42,632,446	$57,618,969
Class C	$546,679	$409,660	$4,951,961	$1,476,641	$2,473,449	$ 4,721,033
Shares of Capital Stock Outstanding:
Class A	8,936,705	3,403,699	7,593,632	11,035,136	5,803,268	7,673,250
Class C	75,204	56,926	648,035	197,105	337,031	628,983
Net Asset Value Per Share:
Class A	$7.26	$7.20	$7.63	$7.44	$7.35	$7.51
Class C	$7.27	$7.20	$7.64	$7.49	$7.34	$7.51

* Cost of total investments	$66,416,293	$24,400,177	$62,428,070	$83,874,886	$44,651,720	$62,562,612
** Includes restricted cash as follows:	$16,000	$5,000	$7,000	$13,000	$3,000	$ 5,000

See Notes to Financial Statements.

Statements of Operations

For the Year Ended September 30, 2008

	National Fund	Colorado Fund	Georgia Fund	Louisiana Fund	Maryland Fund	Massachusetts Fund	Michigan Fund
Investment Income:
Interest	$2,879,162	$1,495,905	$1,305,629	$1,282,609	$1,563,055	$2,992,418	$3,724,600
Expenses:
Management fees	304,747	157,069	130,084	130,634	168,641	303,090	380,250
Shareholder account services	106,228	54,209	45,956	44,228	61,011	104,057	132,973
Distribution and service (12b-1) fees	85,030	35,289	37,007	35,471	46,727	85,416	97,508
Registration	36,253	10,323	10,505	11,398	13,394	13,959	15,431
Auditing and legal fees	36,055	32,220	31,722	26,456	32,227	40,009	49,203
Custody and related services	13,834	6,910	7,160	6,320	6,543	16,826	19,233
Shareholder reports and communications	7,770	4,271	5,575	3,097	3,132	6,954	7,601
Directors’ fees and expenses	6,087	4,231	3,892	3,883	4,368	6,057	7,028
Miscellaneous	6,686	5,022	4,369	4,376	4,839	6,704	8,393
Total Expenses	602,690	309,544	276,270	265,863	340,882	583,072	717,620
Net Investment Income	2,276,472	1,186,361	1,029,359	1,016,746	1,222,173	2,409,346	3,006,980
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	10,099	58,110	—	276,518	52,142	238,250	146,558
Net change in unrealized appreciation of investments	(3,631,708)	(1,331,482)	(2,129,270)	(1,940,483)	(1,411,015)	(1,657,012)	(4,244,249)
Net Loss on Investments	(3,621,609)	(1,273,372)	(2,129,270)	(1,663,965)	(1,358,873)	(1,418,762)	(4,097,691)
Increase (Decrease) in Net Assets from Operations	$(1,345,137)	$(87,011)	$(1,099,911)	$(647,219)	$(136,700)	$ 990,584	$(1,090,711)

	Minnesota Fund	Missouri Fund	New York Fund	Ohio Fund	Oregon Fund	South Carolina Fund
Investment Income:
Interest	$3,183,223	$1,248,008	$3,280,068	$4,091,902	$2,289,343	$3,239,895
Expenses:
Management fees	351,237	131,308	332,574	456,120	236,911	330,349
Shareholder account services	121,856	47,038	108,262	158,081	76,192	105,838
Distribution and service (12b-1) fees	74,867	29,712	122,000	103,709	68,915	112,366
Registration	13,686	10,522	14,621	16,242	11,891	13,921
Auditing and legal fees	47,836	23,189	38,266	49,762	42,364	43,565
Custody and related services	13,706	4,602	14,466	21,403	12,887	16,487
Shareholder reports and communications	9,278	2,983	7,539	8,509	4,744	6,032
Directors’ fees and expenses	6,663	3,901	6,447	7,993	5,222	6,388
Miscellaneous	7,962	4,833	7,431	9,594	5,972	7,571
Total Expenses	647,091	258,088	651,606	831,413	465,098	642,517
Net Investment Income	2,536,132	989,920	2,628,462	3,260,489	1,824,245	2,597,378
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	78,101	(19,347)	387	617,859	116,700	20,832
Net change in unrealized appreciation of investments	(2,510,397)	(1,336,843)	(3,365,375)	(4,760,286)	(2,099,571)	(4,117,624)
Net Loss on Investments	(2,432,296)	(1,356,190)	(3,364,988)	(4,142,427)	(1,982,871)	(4,096,792)
Increase (Decrease) in Net Assets from Operations	$103,836	$(366,270)	$(736,526)	$(881,938)	$(158,626)	$ (1,499,414)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	National Fund		Colorado Fund		Georgia Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income	$ 2,276,472	$ 2,716,830	$ 1,186,361	$ 1,312,107	$ 1,029,359	$ 1,122,241
Net realized gain (loss) on investments	10,099	370,912	58,110	(21,508)	—	107,234
Net change in unrealized appreciation of investments	(3,631,708)	(978,034)	(1,331,482)	(348,316)	(2,129,270)	(613,612)
Increase (Decrease) in Net Assets from Operations	(1,345,137)	2,109,708	(87,011)	942,283	(1,099,911)	615,863
Distributions to Shareholders:
Net investment income:
Class A	(2,117,877)	(2,536,640)	(1,139,895)	(1,267,630)	(980,867)	(1,035,097)
Class C	(52,895)	(66,591)	(8,558)	(6,329)	(18,353)	(11,240)
Class D	(18,396)	(33,452)	(3,158)	(4,259)	(18,402)	(27,481)
Total	(2,189,168)	(2,636,683)	(1,151,611)	(1,278,218)	(1,017,622)	(1,073,818)
Net realized long-term gain on investments:
Class A	—	—	—	(214,719)	—	—
Class C	—	—	—	(1,368)	—	—
Class D	—	—	—	(936)	—	—
Total	—	—	—	(217,023)	—	—
Decrease in Net Assets from Distributions	(2,189,168)	(2,636,683)	(1,151,611)	(1,495,241)	(1,017,622)	(1,073,818)
Capital Share Transactions:
Net proceeds from sales of shares	7,313,329	982,304	3,115,714	331,138	1,043,410	562,407
Investment of dividends	1,317,564	1,614,180	654,238	710,242	660,669	714,020
Exchanged from associated funds	2,320,618	1,892,797	—	80,660	17,724	178,519
Investment of gain distributions	—	—	—	154,513	—	—
Total	10,951,511	4,489,281	3,769,952	1,276,553	1,721,803	1,454,946
Cost of shares repurchased	(9,105,186)	(11,683,980)	(2,948,274)	(2,735,527)	(2,990,079)	(3,386,891)
Exchanged into associated funds	(473,200)	(915,971)	(140,158)	(34,581)	(95,817)	(42,676)
Total	(9,578,386)	(12,599,951)	(3,088,432)	(2,770,108)	(3,085,896)	(3,429,567)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,373,125	(8,110,670)	681,520	(1,493,555)	(1,364,093)	(1,974,621)
Decrease in Net Assets	(2,161,180)	(8,637,645)	(557,102)	(2,046,513)	(3,481,626)	(2,432,576)
Net Assets:
Beginning of year	60,791,211	69,428,856	30,859,063	32,905,576	26,917,768	29,350,344
End of Year*	$58,630,031	$60,791,211	$30,301,961	$30,859,063	$23,436,142	$26,917,768

* Including undistributed net investment income as follows:	$ 237,109	$ 150,418	$ 141,236	$ 141,136	$ 77,045	$ 65,308

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Louisiana Fund		Maryland Fund		Massachusetts Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income	$ 1,016,746	$ 1,246,277	$ 1,222,173	$ 1,319,621	$ 2,409,346	$ 2,669,229
Net realized gain on investments	276,518	106,413	52,142	2,910	238,250	348,960
Net change in unrealized appreciation of investments	(1,940,483)	(485,433)	(1,411,015)	(442,347)	(1,657,012)	(1,256,897)
Increase (Decrease) in Net Assets from Operations	(647,219)	867,257	(136,700)	880,184	990,584	1,761,292
Distributions to Shareholders:
Net investment income:
Class A	(955,351)	(1,179,396)	(1,123,849)	(1,180,633)	(2,281,244)	(2,522,719)
Class C	(18,859)	(14,072)	(19,514)	(10,815)	(77,954)	(91,810)
Class D	(11,147)	(20,150)	(18,359)	(39,300)	(4,077)	(13,986)
Total	(985,357)	(1,213,618)	(1,161,722)	(1,230,748)	(2,363,275)	(2,628,515)
Net realized long-term gain on investments:
Class A	(108,197)	(89,697)	(12,438)	(256,397)	(373,526)	(295,070)
Class C	(1,825)	(1,186)	(137)	(3,413)	(18,701)	(11,477)
Class D	(2,307)	(1,807)	(421)	(11,486)	(1,404)	(2,450)
Total	(112,329)	(92,690)	(12,996)	(271,296)	(393,631)	(308,997)
Decrease in Net Assets from Distributions	(1,097,686)	(1,306,308)	(1,174,718)	(1,502,044)	(2,756,906)	(2,937,512)
Capital Share Transactions:
Net proceeds from sales of shares	547,907	790,614	2,107,135	426,524	2,986,482	2,149,254
Investment of dividends	690,010	798,451	752,965	818,534	1,502,863	1,619,001
Exchanged from associated funds	167,635	19,851	308,416	363,271	1,649,010	93,237
Investment of gain distributions	86,916	68,684	10,384	213,974	298,366	235,396
Total	1,492,468	1,677,600	3,178,900	1,822,303	6,436,721	4,096,888
Cost of shares repurchased	(2,852,379)	(4,450,302)	(3,017,039)	(3,448,763)	(6,181,925)	(7,295,982)
Exchanged into associated funds	(167,085)	(153,649)	(301,479)	(253,806)	(304,161)	(95,308)
Total	(3,019,464)	(4,603,951)	(3,318,518)	(3,702,569)	(6,486,086)	(7,391,290)
Decrease in Net Assets from Capital Share Transactions	(1,526,996)	(2,926,351)	(139,618)	(1,880,266)	(49,365)	(3,294,402)
Decrease in Net Assets	(3,271,901)	(3,365,402)	(1,451,036)	(2,502,126)	(1,815,687)	(4,470,622)
Net Assets:
Beginning of year	27,760,840	31,126,242	34,159,894	36,662,020	60,923,550	65,394,172
End of Year*	$24,488,939	$27,760,840	$32,708,858	$34,159,894	$59,107,863	$60,923,550

* Including undistributed net investment income as follows:	$ 101,946	$ 126,300	$ 87,985	$ 45,287	$ 282,366	$ 250,122

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Michigan Fund		Minnesota Fund		Missouri Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income	$ 3,006,980	$ 3,506,745	$ 2,536,132	$ 3,015,875	$ 989,920	$ 1,073,154
Net realized gain (loss) on investments	146,558	443,278	78,101	233,480	(19,347)	125,117
Net change in unrealized appreciation of investments	(4,244,249)	(1,874,977)	(2,510,397)	(1,363,154)	(1,336,843)	(586,890)
Increase (Decrease) in Net Assets from Operations	(1,090,711)	2,075,046	103,836	1,886,201	(366,270)	611,381
Distributions to Shareholders:
Net investment income:
Class A	(2,828,127)	(3,316,492)	(2,431,239)	(2,920,069)	(941,083)	(1,023,879)
Class C	(36,727)	(28,690)	(7,422)	(5,905)	(4,747)	(1,216)
Class D	(32,075)	(56,227)	(5,645)	(13,041)	(5,613)	(8,119)
Total	(2,896,929)	(3,401,409)	(2,444,306)	(2,939,015)	(951,443)	(1,033,214)
Net realized long-term gain on investments:
Class A	(516,985)	(640,700)	(354,523)	(121,235)	(135,007)	(200,747)
Class C	(5,435)	(6,924)	(632)	(390)	(223)	(307)
Class D	(11,541)	(14,980)	(1,652)	(823)	(1,698)	(2,146)
Total	(533,961)	(662,604)	(356,807)	(122,448)	(136,928)	(203,200)
Decrease in Net Assets from Distributions	(3,430,890)	(4,064,013)	(2,801,113)	(3,061,463)	(1,088,371)	(1,236,414)
Capital Share Transactions:
Net proceeds from sales of shares	932,456	654,376	1,808,882	1,075,626	762,346	329,162
Investment of dividends	1,926,868	2,263,295	1,655,677	2,043,647	575,420	611,066
Exchanged from associated funds	68,455	397,165	92,613	296,054	83,797	21,453
Investment of gain distributions	421,497	514,663	286,517	98,076	100,111	145,773
Total	3,349,276	3,829,499	3,843,689	3,513,403	1,521,674	1,107,454
Cost of shares repurchased	(12,006,425)	(12,709,655)	(6,574,362)	(9,668,644)	(1,725,057)	(3,048,178)
Exchanged into associated funds	(199,889)	(628,343)	(433,441)	(352,927)	(45,623)	(280,359)
Total	(12,206,314)	(13,337,998)	(7,007,803)	(10,021,571)	(1,770,680)	(3,328,537)
Decrease in Net Assets from Capital Share Transactions	(8,857,038)	(9,508,499)	(3,164,114)	(6,508,168)	(249,006)	(2,221,083)
Decrease in Net Assets	(13,378,639)	(11,497,466)	(5,861,391)	(7,683,430)	(1,703,647)	(2,846,116)
Net Assets:
Beginning of year	81,499,580	92,997,046	71,268,536	78,951,966	26,603,519	29,449,635
End of Year*	$68,120,941	$81,499,580	$65,407,145	$71,268,536	$24,899,872	$26,603,519

* Including undistributed net investment income as follows:	$ 403,020	$ 319,439	$ 333,756	$ 308,564	$ 164,732	$ 131,752

See Notes to Financial Statements.

Statements of Changes in Net Assets

	New York Fund		Ohio Fund		Oregon Fund
	Year Ended September 30,		Year Ended September 30,		Year Ended September 30,
	2008	2007	2008	2007	2008	2007
Operations:
Net investment income	$ 2,628,462	$ 2,836,293	$ 3,260,489	$ 3,877,636	$ 1,824,245	$ 1,973,112
Net realized gain on investments	387	269,498	617,859	431,228	116,700	44,433
Net change in unrealized appreciation of investments	(3,365,375)	(1,328,902)	(4,760,286)	(1,595,619)	(2,099,571)	(683,984)
Increase (Decrease) in Net Assets from Operations	(736,526)	1,776,889	(881,938)	2,713,245	(158,626)	1,333,561
Distributions to Shareholders:
Net investment income:
Class A	(2,368,951)	(2,583,515)	(3,120,762)	(3,704,295)	(1,704,281)	(1,849,453)
Class C	(150,611)	(143,563)	(24,782)	(22,382)	(48,577)	(38,994)
Class D	(43,124)	(67,524)	(9,809)	(18,355)	(20,152)	(33,992)
Total	(2,562,686)	(2,794,602)	(3,155,353)	(3,745,032)	(1,773,010)	(1,922,439)
Net realized long-term gain on investments:
Class A	(282,803)	(23,312)	(226,302)	—	(77,532)	(384,647)
Class C	(19,812)	(1,781)	(1,622)	—	(2,095)	(10,103)
Class D	(9,243)	(780)	(1,458)	—	(1,862)	(9,046)
Total	(311,858)	(25,873)	(229,382)	—	(81,489)	(403,796)
Decrease in Net Assets from Distributions	(2,874,544)	(2,820,475)	(3,384,735)	(3,745,032)	(1,854,499)	(2,326,235)
Capital Share Transactions:
Net proceeds from sales of shares	3,620,476	1,326,686	3,086,467	1,424,228	2,810,435	2,958,985
Investment of dividends	1,683,959	1,801,685	2,029,788	2,407,164	1,144,226	1,233,759
Exchanged from associated funds	947,984	176,460	357,418	130,350	758,083	69,509
Investment of gain distributions	253,361	20,137	177,272	—	67,918	325,124
Total	6,505,780	3,324,968	5,650,945	3,961,742	4,780,662	4,587,377
Cost of shares repurchased	(6,257,126)	(6,057,460)	(12,694,695)	(9,507,395)	(5,292,629)	(6,764,412)
Exchanged into associated funds	(591,146)	(219,342)	(373,839)	(393,405)	(923,022)	(717,845)
Total	(6,848,272)	(6,276,802)	(13,068,534)	(9,900,800)	(6,215,651)	(7,482,257)
Decrease in Net Assets from Capital Share Transactions	(342,492)	(2,951,834)	(7,417,589)	(5,939,058)	(1,434,989)	(2,894,880)
Decrease in Net Assets	(3,953,562)	(3,995,420)	(11,684,262)	(6,970,845)	(3,448,114)	(3,887,554)
Net Assets:
Beginning of year	66,842,845	70,838,265	95,316,453	102,287,298	48,554,009	52,441,563
End of Year*	$62,889,283	$66,842,845	$83,632,191	$ 95,316,453	$45,105,895	$48,554,009

* Including undistributed net investment income as follows:	$ 209,391	$ 149,479	$ 340,426	$ 359,802	$ 218,390	$ 193,503

See Notes to Financial Statements.

Statements of Changes in Net Assets

	South Carolina Fund
	Year Ended September 30,
	2008	2007
Operations:
Net investment income	$2,597,378	$2,882,073
Net realized gain on investments	20,832	81,932
Net change in unrealized appreciation of investments	(4,117,624)	(1,013,594)
Increase (Decrease) in Net Assets from Operations	(1,499,414)	1,950,411
Distributions to Shareholders:
Net investment income:
Class A	(2,399,612)	(2,647,462)
Class C	(122,895)	(123,908)
Class D	(34,897)	(59,530)
Total	(2,557,404)	(2,830,900)
Net realized long-term gain on investments:
Class A	(116,599)	(388,845)
Class C	(7,125)	(22,658)
Class D	(3,320)	(11,174)
Total	(127,044)	(422,677)
Decrease in Net Assets from Distributions	(2,684,448)	(3,253,577)
Capital Share Transactions:
Net proceeds from sales of shares	3,086,131	2,824,828
Investment of dividends	1,670,339	1,884,567
Exchanged from associated funds	—	14,492
Investment of gain distributions	102,135	343,662
Total	4,858,605	5,067,549
Cost of shares repurchased	(6,387,022)	(12,451,158)
Exchanged into associated funds	(112,846)	(160,879)
Total	(6,499,868)	(12,612,037)
Decrease in Net Assets from Capital Share Transactions	(1,641,263)	(7,544,488)
Decrease in Net Assets	(5,825,125)	(8,847,654)
Net Assets:
Beginning of year	68,165,127	77,012,781
End of Year*	$62,340,002	$68,165,127

* Including undistributed net investment income as follows:	$212,713	$210,007
See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization and Multiple Classes of Shares — Seligman Municipal Fund Series, Inc. (the “Series”) is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end non-diversified management investment company. The Series consists of 13 separate funds: the “National Fund,” the “Colorado Fund,” the “Georgia Fund,” the “Louisiana Fund,” the “Maryland Fund,” the “Massachusetts Fund,” the “Michigan Fund,” the “Minnesota Fund,” the “Missouri Fund,” the “New York Fund,” the “Ohio Fund,” the “Oregon Fund,” and the “South Carolina Fund” (each, a “Fund”, collectively, the “Funds”). Each Fund of the Series offers the following two classes of shares:

Class A shares are sold with an initial sales charge of up to 4.5% (4.75% prior to January 7, 2008) and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans which have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Series approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their relative net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds no longer offer Class D shares. The conversion did not affect individual shareholder account values.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Funds:

a.	Security Valuation and Risk — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by the Funds’ investment manager (the “Manager”) based on quotations provided by primary market makers in such securities.

Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than
60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fixed-income securities owned by each Fund are subject to interest-rate risk, credit risk, prepayment risk, and market risk. To the extent that the Fund concentrates its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

b.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the Series’ insurance policies.

c.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses on investments are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service (12b-1) fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2008, distribution and service (12b-1) fees were the only class-specific expenses.

d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Funds amortize discounts and premiums paid on purchases of portfolio securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes (VRDN) purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2008, the interest rates paid on these notes ranged from 2.50% to 7.50%.

e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Funds are recorded on the ex-dividend date.

f.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

On October 1, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. The Funds file income tax returns in the US Federal jurisdiction, as well as the New York State and New York City jurisdictions. Based upon their review of tax positions for the Funds’ open tax years of 2005-2008 in these jurisdictions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the year ended September 30, 2008.

3.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Funds (see Note 10) and provides the necessary personnel and facilities. Compensation of all Officers of the Funds, all Directors of the Funds who are employees of the Manager, and all personnel of the Funds and the Manager is paid by the Manager. The Manager’s fee, calculated daily and payable monthly, is equal to 0.50% per annum of each Fund’s average daily net assets.

Notes to Financial Statements

For the year ended September 30, 2008, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Funds’ shares and an affiliate of the Manager, received commissions and concessions from sales of Class A. Commissions were also paid to dealers for sales of Class A shares as follows:

Fund	Commissions and Concessions Retained by Distributor	Dealer Commissions
National	$7,651	$50,241
Colorado	4,731	32,931
Georgia	1,550	10,046
Louisiana	2,272	15,784
Maryland	5,268	37,385
Massachusetts	7,566	52,662
Michigan	3,860	23,000
Minnesota	6,427	43,070
Missouri	2,485	15,912
New York	7,550	41,174
Ohio	4,907	31,765
Oregon	5,911	41,673
South Carolina	7,824	52,594

The Funds each have an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the year ended September 30, 2008, fees incurred under the Plan, equivalent to 0.10% per annum of the average daily net assets of Class A shares, were as follows:

Fund		Fund
National	$58,758	Minnesota	$69,767
Colorado	31,095	Missouri	25,927
Georgia	24,881	New York	57,994
Louisiana	25,092	Ohio	90,035
Maryland	31,998	Oregon	45,073
Massachusetts	58,382	South Carolina	60,371
Michigan	74,040

Under the Plan, with respect to Class C and Class D shares (only through May 16, 2008), service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the year ended September 30, 2008, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares (only through May 16, 2008) were as follows:

Fund	Class C	Class D	Fund	Class C	Class D
National	$19,557	$ 6,715	Minnesota	$ 3,010	$ 2,090
Colorado	3,079	1,115	Missouri	1,732	2,053
Georgia	6,044	6,082	New York	49,789	14,217
Louisiana	6,692	3,687	Ohio	10,039	3,635
Maryland	7,776	6,953	Oregon	17,000	6,842
Massachusetts	25,714	1,320	South Carolina	40,756	11,239
Michigan	12,652	10,816

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service (12b-1) fees pursuant to the Plan. For the year ended September 30, 2008, the Distributor and Seligman Services, Inc. received distribution and service (12b-1) fees pursuant to the Plan, as follows:

Fund	Distribution and Service (12b-1) Fees	Fund	Distribution and Service (12b-1) Fees
National	$5,613	Minnesota	$ 1,993
Colorado	2,000	Missouri	1,068
Georgia	1,160	New York	10,184
Louisiana	1,590	Ohio	4,685
Maryland	1,507	Oregon	307
Massachusetts	2,116	South Carolina	1,937
Michigan	2,468

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the year ended September 30, 2008, such charges were as follows:

Fund		Fund
National	$230	Minnesota	$—
Colorado	—	Missouri	—
Georgia	—	New York	699
Louisiana	—	Ohio	750
Maryland	—	Oregon	—
Massachusetts	613	South Carolina	991
Michigan	—

For the year ended September 30, 2008, Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services in accordance with a methodology approved by the Series’ Directors as follows:

Fund		Fund
National	$106,228	Minnesota	$121,856
Colorado	54,209	Missouri	47,038
Georgia	45,956	New York	108,262
Louisiana	44,228	Ohio	158,081
Maryland	61,011	Oregon	76,192
Massachusetts	104,057	South Carolina	105,838
Michigan	132,973

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Series and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranty”). The lease and the related Guaranty expire in January 2019. The obligation of the Series to pay any amount due under the Guaranty is limited to a specified percentage of the full amount, which generally is based on the Series’ percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of September 30, 2008, the Series’ potential obligation under the Guaranty was $537,800. As of September 30, 2008, no event has occurred which would result in the Series becoming liable to make any payment under the Guaranty. Each Fund would bear a portion of any payments made by the Series under the Guaranty. A portion of the rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

Notes to Financial Statements

During the year ended September 30, 2008, certain officers and directors of the Series were officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation agreement under which Directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in Directors’ fees and expenses, and the accumulated balances thereof at September 30, 2008 are included in accrued expenses and other liabilities as follows:

Fund		Fund
National	$ 975	Minnesota	$1,043
Colorado	758	Missouri	722
Georgia	721	New York	1,014
Louisiana	723	Ohio	1,200
Maryland	776	Oregon	875
Massachusetts	972	South Carolina	1,015
Michigan	1,095

4.	Committed Line of Credit — The Series is a participant in a joint $200 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The Directors have currently limited each Fund’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.12% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2009, but is renewable annually with the consent of the participating banks. There were no borrowings during the year ended September 30, 2008.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2008, were as follows:

Fund	Purchases	Sales
National	$ 8,730,305	$ 8,690,000
Colorado	5,391,711	5,290,000
Georgia	—	235,000
Louisiana	6,197,939	9,300,860
Maryland	—	2,440,310
Massachusetts	2,081,040	3,570,000
Michigan	—	9,720,900
Minnesota	9,723,046	13,931,500
Missouri	519,395	1,054,160
New York	1,318,041	235,100
Ohio	20,281,800	29,327,301
Oregon	—	4,665,620
South Carolina	—	2,800,000

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At September 30, 2008, each Fund’s tax basis cost was less than the cost for financial reporting purposes, primarily due to the amortization of market discounts for financial reporting purposes. The tax basis cost was as follows:

Fund	Tax Basis Cost
National	$60,219,582
Colorado	29,547,415
Georgia	24,200,602
Louisiana	24,955,212
Maryland	32,086,892
Massachusetts	56,458,983
Michigan	68,773,130
Minnesota	66,082,537
Missouri	24,233,936
New York	62,212,915
Ohio	83,534,460
Oregon	44,433,329
South Carolina	62,349,899

Notes to Financial Statements

At September 30, 2008, the tax basis components of accumulated earnings (losses) were as follows:

	National	Colorado	Georgia	Louisiana	Maryland
Gross unrealized appreciation of portfolio securities	$ 896,838	$1,031,630	$ 564,052	$329,582	$525,925
Gross unrealized depreciation of portfolio securities	(2,692,699)	(890,472)	(1,541,882)	(1,341,406)	(748,390)
Net unrealized appreciation (depreciation) of portfolio securities	(1,795,861)	141,158	(977,830)	(1,011,824)	(222,465)
Undistributed tax-exempt income	101,118	43,572	38,345	35,646	49,421
Capital loss carryforward	(1,134,889)	—	(725,541)	—	—
Undistributed net realized gain	—	75,279	—	330,456	64,779
Total accumulated earnings (losses)	$ (2,829,632)	$260,009	$ (1,665,026)	$(645,722)	$(108,265)

	Massachusetts	Michigan	Minnesota	Missouri	New York
Gross unrealized appreciation of portfolio securities	$ 3,023,299	$1,426,055	$ 1,606,075	$815,394	$1,784,769
Gross unrealized depreciation of portfolio securities	(814,089)	(3,024,031)	(1,727,911)	(737,617)	(1,766,852)
Net unrealized appreciation (depreciation) of portfolio securities	2,209,210	(1,597,976)	(121,836)	77,777	17,917
Undistributed tax-exempt income	107,558	102,961	94,372	37,300	95,404
Undistributed ordinary income	50,559	—	—	—	—
Undistributed net realized gain	233,601	167,429	78,210	—	—
Total accumulated earnings (losses)	$ 2,600,928	$(1,327,586)	$ 50,746	$115,077	$113,321

	Ohio	Oregon	South Carolina
Gross unrealized appreciation of portfolio securities	$ 2,160,696	$1,191,477	$1,254,167
Gross unrealized depreciation of portfolio securities	(3,265,829)	(1,332,896)	(2,239,849)
Net unrealized depreciation of portfolio securities	(1,105,133)	(141,419)	(985,682)
Undistributed tax-exempt income	119,056	70,318	97,364
Undistributed net realized gain	742,372	137,489	52,336
Total accumulated earnings (losses)	$ (243,705)	$66,388	$ (835,982)

The tax characterization of distributions paid was as follows:

	Year Ended 9/30/08		Year Ended 9/30/07
	Tax-exempt income	Long-term capital gains	Tax-exempt income	Long-term capital gains
National	$2,189,168	—	$2,636,683	—
Colorado	1,151,611	—	1,278,218	$217,023
Georgia	1,017,622	—	1,073,818	—
Louisiana	985,357	$112,329	1,213,618	92,690
Maryland	1,161,722	12,996	1,230,748	271,296
Massachusetts	2,363,275	393,631	2,628,515	308,997
Michigan	2,896,929	533,961	3,401,409	662,604
Minnesota	2,444,306	356,807	2,939,015	122,448
Missouri	951,443	136,928	1,033,214	203,200
New York	2,562,686	311,858	2,794,602	25,873
Ohio	3,155,353	229,382	3,745,032	—
Oregon	1,773,010	81,489	1,922,439	403,796
South Carolina	2,557,404	127,044	2,830,900	422,677

At September 30, 2008, the National and Georgia Funds had net capital loss carryforwards for federal income tax purposes of $1,134,889 (with $1,130,135 and $4,754 expiring in 2011 and 2012, respectively) and $725,541 (expiring in 2013), respectively, which are available for offset against future taxable net capital gains. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforwards. During the year ended September 30, 2008, the National Fund utilized $10,713 of prior year’s capital loss carryforwards.

Notes to Financial Statements

7.	Capital Share Transactions — Transactions in shares of Capital Stock were as follows:

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
National Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	915,102	$7,026,889	119,434	$931,601	30,802	$235,899	6,473	$50,567
Investment of dividends	165,149	1,271,880	198,721	1,546,820	4,191	32,239	5,536	43,115
Exchanged from associated funds	235,185	1,814,259	191,139	1,493,189	51,904	398,599	12,766	99,327
Converted from Class D*	—	—	—	—	127,801	990,454	—	—
Total	1,315,436	10,113,028	509,294	3,971,610	214,698	1,657,191	24,775	193,009
Cost of shares repurchased	(1,027,708)	(7,836,811)	(1,360,733)	(10,600,308)	(134,190)	(1,027,197)	(93,350)	(728,225)
Exchanged into associated funds	(56,165)	(435,200)	(91,168)	(712,474)	(4,948)	(38,000)	(8,301)	(64,350)
Total	(1,083,873)	(8,272,011)	(1,451,901)	(11,312,782)	(139,138)	(1,065,197)	(101,651)	(792,575)
Increase (decrease)	231,563	$1,841,017	(942,607)	$(7,341,172)	75,560	$591,994	(76,876)	$(599,566)

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
National Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	6,488	$50,541	17	$136
Investment of dividends	1,738	13,445	3,114	24,245
Exchanged from associated funds	13,866	107,760	38,525	300,281
Total	22,092	171,746	41,656	324,662
Cost of shares repurchased	(31,202)	(241,178)	(45,564)	(355,447)
Exchanged into associated funds	—	—	(17,864)	(139,147)
Converted to Class C*	(127,801)	(990,454)	—	—
Total	(159,003)	(1,231,632)	(63,428)	(494,594)
Decrease	(136,911)	$(1,059,886)	(21,772)	$(169,932)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
Colorado Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	328,413	$2,448,996	40,000	$298,925	87,798	$646,723	16	$116
Investment of dividends	86,773	647,171	94,128	702,483	621	4,616	506	3,773
Exchanged from associated funds	—	—	10,201	76,425	—	—	—	—
Converted from Class D*	—	—	—	—	25,850	193,102	—	—
Investment of gain distributions	—	—	20,293	152,209	—	—	183	1,368
Total	415,186	3,096,167	164,622	1,230,042	114,269	844,441	705	5,257
Cost of shares repurchased	(395,298)	(2,943,786)	(363,674)	(2,710,946)	(619)	(4,488)	(1,891)	(14,088)
Exchanged into associated funds	(18,800)	(140,158)	(4,608)	(34,581)	—	—	—	—
Total	(414,098)	(3,083,944)	(368,282)	(2,745,527)	(619)	(4,488)	(1,891)	(14,088)
Increase (decrease)	1,088	$12,223	(203,660)	$(1,515,485)	113,650	$839,953	(1,186)	$(8,831)

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
Colorado Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,687	$19,995	4,332	$32,097
Investment of dividends	328	2,451	535	3,986
Exchanged from associated funds	—	—	572	4,235
Investment of gain distributions	—	—	125	936
Total	3,015	22,446	5,564	41,254
Cost of shares repurchased	—	—	(1,405)	(10,493)
Converted to Class C*	(25,850)	(193,102)	—	—
Total	(25,850)	(193,102)	(1,405)	(10,493)
Increase (decrease)	(22,835)	$(170,656)	4,159	$30,761

See footnotes on page 52.

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
Georgia Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	133,446	$1,007,467	55,767	$428,951	4,765	$35,143	671	$5,139
Investment of dividends	84,583	635,793	89,584	686,239	1,333	9,949	878	6,767
Exchanged from associated funds	2,371	17,724	14,116	108,485	—	—	9,095	70,034
Converted from Class D*	—	—	—	—	127,826	966,365	—	—
Total	220,400	1,660,984	159,467	1,223,675	133,924	1,011,457	10,644	81,940
Cost of shares repurchased	(372,487)	(2,790,699)	(398,383)	(3,046,381)	(26,748)	(199,380)	(34,679)	(267,937)
Exchanged into associated funds	(13,495)	(95,817)	(5,517)	(42,676)	—	—	—	—
Total	(385,982)	(2,886,516)	(403,900)	(3,089,057)	(26,748)	(199,380)	(34,679)	(267,937)
Increase (decrease)	(165,582)	$(1,225,532)	(244,433)	$(1,865,382)	107,176	$812,077	(24,035)	$(185,997)

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
Georgia Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	106	$800	16,574	$128,317
Investment of dividends	1,966	14,927	2,737	21,014
Total	2,072	15,727	19,311	149,331
Cost of shares repurchased	—	—	(9,412)	(72,573)
Converted to Class C*	(127,826)	(966,365)	—	—
Total	(127,826)	(966,365)	(9,412)	(72,573)
Increase (decrease)	(125,754)	$(950,638)	9,899	$76,758

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
Louisiana Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	66,694	$512,191	75,690	$598,910	1,036	$7,979	12,718	$100,857
Investment of dividends	85,556	663,472	97,586	769,976	2,177	16,812	1,708	13,467
Exchanged from associated funds	21,409	167,635	2,546	19,851	—	—	—	—
Converted from Class D*	—	—	—	—	76,872	595,756	—	—
Investment of gain distributions	10,684	83,327	8,346	66,264	222	1,733	140	1,108
Total	184,343	1,426,625	184,168	1,455,001	80,307	622,280	14,566	115,432
Cost of shares repurchased	(366,188)	(2,851,371)	(517,974)	(4,084,870)	(132)	(1,008)	(39,436)	(313,862)
Exchanged into associated funds	(21,203)	(167,085)	(9,302)	(73,488)	—	—	—	—
Total	(387,391)	(3,018,456)	(527,276)	(4,158,358)	(132)	(1,008)	(39,436)	(313,862)
Increase (decrease)	(203,048)	$(1,591,831)	(343,108)	$(2,703,357)	80,175	$621,272	(24,870)	$(198,430)

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
Louisiana Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	3,551	$27,737	11,440	$90,847
Investment of dividends	1,247	9,726	1,901	15,008
Investment of gain distributions	238	1,856	165	1,312
Total	5,036	39,319	13,506	107,167
Cost of shares repurchased	—	—	(6,562)	(51,570)
Exchanged into associated funds	—	—	(10,147)	(80,161)
Converted to Class C*	(76,773)	(595,756)	—	—
Total	(76,773)	(595,756)	(16,709)	(131,731)
Decrease	(71,737)	$(556,437)	(3,203)	$(24,564)

See footnotes on page 52.

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
Maryland Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	211,218	$1,863,670	53,182	$416,313	31,267	$243,465	1,307	$10,051
Investment of dividends	92,898	724,740	99,211	775,081	1,825	14,222	1,299	10,172
Exchanged from associated funds	68,339	308,416	15,172	119,404	—	—	—	—
Converted from Class D*	—	—	—	—	140,142	1,097,308	—	—
Investment of gain distributions	1,273	9,906	25,465	200,846	18	137	406	3,210
Total	373,728	2,906,732	193,030	1,511,644	173,252	1,355,132	3,012	23,433
Cost of shares repurchased	(368,809)	(2,870,618)	(361,585)	(2,828,091)	(16,470)	(128,089)	(19,289)	(151,332)
Exchanged into associated funds	(36,328)	(283,051)	(3,324)	(25,776)	—	—	—	—
Total	(405,137)	(3,153,669)	(364,909)	(2,853,867)	(16,470)	(128,089)	(19,289)	(151,332)
Increase (decrease)	(31,409)	$(246,937)	(171,879)	$(1,342,223)	156,782	$1,227,043	(16,277)	$(127,899)

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
Maryland Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	20	$160
Investment of dividends	1,789	14,003	4,253	33,281
Exchanged from associated funds	—	—	31,694	243,867
Investment of gain distributions	44	341	1,256	9,918
Total	1,833	14,344	37,223	287,226
Cost of shares repurchased	(2,330)	(18,332)	(60,064)	(469,340)
Exchanged into associated funds	(2,357)	(18,428)	(29,341)	(228,030)
Converted to Class C*	(140,142)	(1,097,308)	—	—
Total	(144,829)	(1,134,068)	(89,405)	(697,370)
Decrease	(142,996)	$(1,119,724)	(52,182)	$(410,144)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
Massachusetts Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	360,406	$2,821,677	143,078	$1,134,575	21,043	$164,805	128,027	$1,014,630
Investment of dividends	187,487	1,470,719	198,940	1,572,694	3,628	28,472	4,541	35,954
Exchanged from associated funds	204,537	1,604,542	9,156	71,799	5,672	44,468	—	—
Converted from Class D*	—	—	—	—	23,419	184,305	—	—
Investment of gain distributions	36,877	287,999	28,398	226,616	1,178	9,210	922	7,357
Total	789,307	6,184,937	379,572	3,005,684	54,940	431,260	133,490	1,057,941
Cost of shares repurchased	(693,140)	(5,425,186)	(811,757)	(6,423,308)	(90,530)	(712,018)	(70,167)	(554,528)
Exchanged into associated funds	(38,776)	(304,161)	(12,042)	(95,308)	—	—	—	—
Total	(731,916)	(5,729,347)	(823,799)	(6,518,616)	(90,530)	(712,018)	(70,167)	(554,528)
Increase (decrease)	57,391	$455,590	(444,227)	$(3,512,932)	(35,590)	$(280,758)	63,323	$503,413

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
Massachusetts Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	6	$49
Investment of dividends	468	3,672	1,309	10,353
Exchanged from associated funds	—	—	2,704	21,438
Investment of gain distributions	148	1,157	178	1,423
Total	616	4,829	4,197	33,263
Cost of shares repurchased	(5,674)	(44,721)	(40,359)	(318,146)
Converted to Class C*	(23,419)	(184,305)	—	—
Total	(29,093)	(229,026)	(40,359)	(318,146)
Decrease	(28,477)	$(224,197)	(36,162)	$(284,883)

See footnotes on page 52.

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
Michigan Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	110,746	$894,765	73,417	$602,688	4,697	$37,691	5,103	$41,861
Investment of dividends	235,123	1,895,988	270,872	2,220,126	2,590	20,826	2,799	22,909
Exchanged from associated funds	8,380	68,455	46,350	382,164	—	—	—	—
Converted from Class D*	—	—	—	—	201,419	1,625,453	—	—
Investment of gain distributions	51,029	412,288	60,547	501,327	671	5,416	835	6,902
Total	405,278	3,271,496	451,186	3,706,305	209,377	1,689,386	8,737	71,672
Cost of shares repurchased	(1,402,928)	(11,309,184)	(1,505,817)	(12,318,704)	(71,415)	(573,136)	(10,501)	(85,320)
Exchanged into associated funds	(24,793)	(199,889)	(74,907)	(616,158)	—	—	—	—
Total	(1,427,721)	(11,509,073)	(1,580,724)	(12,934,862)	(71,415)	(573,136)	(10,501)	(85,320)
Increase (decrease)	(1,022,443)	$(8,237,577)	(1,129,538)	$(9,228,557)	137,962	$1,116,250	(1,764)	$(13,648)

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
Michigan Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	1,212	$9,827
Investment of dividends	1,243	10,054	2,473	20,260
Exchanged from associated funds	—	—	1,801	15,001
Investment of gain distributions	470	3,793	778	6,434
Total	1,713	13,847	6,264	51,522
Cost of shares repurchased	(15,534)	(124,105)	(37,157)	(305,631)
Exchanged into associated funds	—	—	(1,498)	(12,185)
Converted to Class C*	(201,419)	(1,625,453)	—	—
Total	(216,953)	(1,749,558)	(38,655)	(317,816)
Decrease	(215,240)	$(1,735,711)	(32,391)	$(266,294)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
Minnesota Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	226,272	$1,699,882	141,488	$1,075,145	14,411	$109,000	—	$—
Investment of dividends	218,915	1,646,723	267,815	2,031,067	650	4,893	569	4,321
Exchanged from associated funds	12,353	92,613	38,730	296,054	—	—	—	—
Converted from Class D*	—	—	—	—	44,119	333,095	—	—
Investment of gain distributions	37,899	284,622	12,715	97,277	71	533	37	286
Total	495,439	3,723,840	460,748	3,499,543	59,251	447,521	606	4,607
Cost of shares repurchased	(879,651)	(6,558,494)	(1,219,479)	(9,243,317)	(2,093)	(15,868)	(15,007)	(114,108)
Exchanged into associated funds	(57,871)	(433,441)	(46,165)	(352,927)	—	—	—	—
Total	(937,522)	(6,991,935)	(1,265,644)	(9,596,244)	(2,093)	(15,868)	(15,007)	(114,108)
Increase (decrease)	(442,083)	$(3,268,095)	(804,896)	$(6,096,701)	57,158	$431,653	(14,401)	$(109,501)

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
Minnesota Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	64	$481
Investment of dividends	538	4,061	1,087	8,259
Investment of gain distributions	181	1,362	67	513
Total	719	5,423	1,218	9,253
Cost of shares repurchased	—	—	(40,782)	(311,219)
Converted to Class C*	(44,119)	(333,095)	—	—
Total	(44,119)	(333,095)	(40,782)	(311,219)
Decrease	(43,400)	$(327,672)	(39,564)	$(301,966)

See footnotes on page 52.

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
Missouri Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	83,328	$630,707	42,792	$329,162	10,807	$81,606	—	$—
Investment of dividends	75,025	567,955	78,969	603,504	401	3,014	44	334
Exchanged from associated funds	11,056	83,797	2,801	21,453	—	—	—	—
Converted from Class D*	—	—	—	—	42,861	325,316	—	—
Investment of gain distributions	12,997	98,372	18,571	143,739	29	222	17	139
Total	182,406	1,380,831	143,133	1,097,858	54,098	410,158	61	473
Cost of shares repurchased	(224,475)	(1,692,803)	(395,783)	(3,017,372)	(2,874)	(21,656)	(43)	(334)
Exchanged into associated funds	(5,978)	(45,623)	(36,940)	(280,359)	—	—	—	—
Total	(230,453)	(1,738,426)	(432,723)	(3,297,731)	(2,874)	(21,656)	(43)	(334)
Increase (decrease)	(48,047)	$(357,595)	(289,590)	$(2,199,873)	51,224	$388,502	18	$139

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
Missouri Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	6,575	$50,033	—	$—
Investment of dividends	585	4,451	945	7,228
Investment of gain distributions	201	1,517	245	1,895
Total	7,361	56,001	1,190	9,123
Cost of shares repurchased	(1,395)	(10,598)	(3,945)	(30,472)
Converted to Class C*	(42,861)	(325,316)	—	—
Total	(44,256)	(335,914)	(3,945)	(30,472)
Decrease	(36,895)	$(279,913)	(2,755)	$(21,349)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
New York Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	324,845	$2,593,820	135,852	$1,104,127	76,521	$611,252	27,568	$222,559
Investment of dividends	196,408	1,576,573	206,241	1,671,892	9,140	73,385	9,052	73,581
Exchanged from associated funds	117,131	919,306	14,374	117,422	1,052	8,326	4,617	37,097
Converted from Class D*	—	—	—	—	289,225	2,328,264	—	—
Investment of gain distributions	29,115	233,481	2,235	18,323	1,395	11,205	133	1,095
Total	667,499	5,323,180	358,702	2,911,764	377,333	3,032,432	41,370	334,332
Cost of shares repurchased	(537,348)	(4,300,669)	(600,263)	(4,881,963)	(231,988)	(1,837,938)	(119,923)	(977,489)
Exchanged into associated funds	(66,945)	(531,584)	(16,210)	(131,391)	(6,000)	(47,700)	(10,716)	(87,685)
Total	(604,293)	(4,832,253)	(616,473)	(5,013,354)	(237,988)	(1,885,638)	(130,639)	(1,065,174)
Increase (decrease)	63,206	$490,927	(257,771)	$(2,101,590)	139,345	$1,146,794	(89,269)	$(730,842)

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
New York Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	51,569	$415,404	—	$—
Investment of dividends	4,212	34,001	6,919	56,212
Exchanged from associated funds	2,522	20,352	2,736	21,941
Investment of gain distributions	1,080	8,675	88	719
Total	59,383	478,432	9,743	78,872
Cost of shares repurchased	(14,664)	(118,519)	(24,454)	(198,008)
Exchanged into associated funds	(1,472)	(11,862)	(33)	(266)
Converted to Class C*	(289,225)	(2,328,264)	—	—
Total	(305,361)	(2,458,645)	(24,487)	(198,274)
Decrease	(245,978)	$(1,980,213)	(14,744)	$(119,402)

See footnotes on page 52.

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
Ohio Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	324,370	$2,517,730	179,309	$1,408,711	73,143	$568,737	1,884	$14,901
Investment of dividends	256,483	2,000,961	302,317	2,373,374	2,412	18,898	2,150	16,990
Exchanged from associated funds	35,458	275,036	16,466	128,547	10,519	82,382	226	1,803
Converted from Class D*	—	—	—	—	55,730	438,592	—	—
Investment of gain distributions	22,387	174,596	—	—	162	1,268	—	—
Total	638,698	4,968,323	498,092	3,910,632	141,966	1,109,877	4,260	33,694
Cost of shares repurchased	(1,577,718)	(12,274,849)	(1,165,168)	(9,157,476)	(30,038)	(234,398)	(24,966)	(196,817)
Exchanged into associated funds	(49,052)	(373,839)	(49,649)	(391,606)	—	—	(227)	(1,799)
Total	(1,626,770)	(12,648,688)	(1,214,817)	(9,549,082)	(30,038)	(234,398)	(25,193)	(198,616)
Increase (decrease)	(988,072)	$(7,680,365)	(716,725)	$(5,638,450)	111,928	$875,479	(20,933)	$(164,922)

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
Ohio Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$—	79	$616
Investment of dividends	1,261	9,929	2,127	16,800
Exchanged from associated funds	—	—	—	—
Investment of gain distributions	179	1,408	—	—
Total	1,440	11,337	2,206	17,416
Cost of shares repurchased	(23,910)	(185,448)	(19,292)	(153,102)
Converted to Class C*	(55,659)	(438,592)	—	—
Total	(79,569)	(624,040)	(19,292)	(153,102)
Decrease	(78,129)	$(612,703)	(17,086)	$(135,686)

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
Oregon Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	317,096	$2,424,100	372,601	$2,870,048	42,001	$317,768	317	$2,438
Investment of dividends	141,621	1,085,654	152,410	1,175,110	5,851	44,753	5,004	38,534
Exchanged from associated funds	100,861	758,083	8,966	69,509	—	—	—	—
Converted from Class D*	—	—	—	—	130,230	1,000,166	—	—
Investment of gain distributions	8,394	64,299	39,527	307,517	272	2,085	1,293	10,044
Total	567,972	4,332,136	573,504	4,422,184	178,354	1,364,772	6,614	51,016
Cost of shares repurchased	(658,831)	(5,039,572)	(835,175)	(6,453,648)	(10,504)	(80,170)	(5,389)	(41,744)
Exchanged into associated funds	(119,719)	(923,022)	(93,316)	(717,845)	—	—	—	—
Total	(778,550)	(5,962,594)	(928,491)	(7,171,493)	(10,504)	(80,170)	(5,389)	(41,744)
Increase (decrease)	(210,578)	$(1,630,458)	(354,987)	$(2,749,309)	167,850	$1,284,602	1,225	$9,272

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
Oregon Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	8,994	$68,567	11,216	$86,499
Investment of dividends	1,799	13,819	2,611	20,115
Investment of gain distributions	201	1,534	973	7,563
Total	10,994	83,920	14,800	114,177
Cost of shares repurchased	(22,659)	(172,887)	(34,679)	(269,020)
Converted to Class C*	(130,230)	(1,000,166)	—	—
Total	(152,889)	(1,173,053)	(34,679)	(269,020)
Decrease	(141,895)	$(1,089,133)	(19,879)	$(154,843)

See footnotes on page 52.

Notes to Financial Statements

	Class A				Class C
	Year Ended September 30,				Year Ended September 30,
	2008		2007		2008		2007
South Carolina Fund	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	327,219	$2,584,369	280,207	$2,263,016	51,645	$410,544	66,620	$539,740
Investment of dividends	195,374	1,553,375	217,402	1,751,733	11,139	88,424	11,004	88,602
Exchanged from associated funds	—	—	1,802	14,492	—	—	—	—
Converted from Class D*	—	—	—	—	226,908	1,806,184	—	—
Investment of gain distributions	11,723	93,418	38,794	315,804	721	5,737	2,276	18,525
Total	534,316	4,231,162	538,205	4,345,045	290,413	2,310,889	79,900	646,867
Cost of shares repurchased	(637,721)	(5,065,794)	(1,437,620)	(11,593,186)	(144,204)	(1,147,661)	(78,845)	(634,596)
Exchanged into associated funds	(10,747)	(84,655)	(11,295)	(90,932)	(3,511)	(28,191)	(8,679)	(69,947)
Total	(648,468)	(5,150,449)	(1,448,915)	(11,684,118)	(147,715)	(1,175,852)	(87,524)	(704,543)
Increase (decrease)	(114,152)	$(919,287)	(910,710)	$(7,339,073)	142,698	$1,135,037	(7,624)	$(57,676)

	Class D
	October 1, 2007 to May 16, 2008†		Year Ended September 30, 2007
South Carolina Fund	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	11,480	$91,218	2,734	$22,072
Investment of dividends	3,574	28,540	5,492	44,232
Investment of gain distributions	374	2,980	1,146	9,333
Total	15,428	122,738	9,372	75,637
Cost of shares repurchased	(21,734)	(173,567)	(27,547)	(223,376)
Converted to Class C*	(226,908)	(1,806,184)	—	—
Total	(248,642)	(1,979,751)	(27,547)	(223,376)
Decrease	(233,214)	$(1,857,013)	(18,175)	$(147,739)

*	Effective May 16, 2008, Class D shares were converted to Class C shares.
†	Date of conversion to Class C shares.

8.	Other Matters — In late 2003, J. & W. Seligman & Co. Incorporated (“JWS”) conducted an extensive internal review concerning mutual fund trading practices. JWS’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies then managed by JWS (the “Seligman Funds”); this arrangement was in the process of being closed down by JWS before September 2003. JWS identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, JWS, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. JWS also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against JWS and the Distributor relating to frequent trading in the Seligman Funds. JWS responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that JWS had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against JWS, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by JWS is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by JWS to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by JWS and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of JWS, RiverSource Investments, LLC (“RiverSource”) and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies, including those funds in the RiverSource complex.

Neither JWS nor RiverSource believes that the foregoing legal action or other possible actions will have a material adverse impact on JWS, RiverSource or their current and former clients, including the Seligman Funds and other investment companies managed RiverSource; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

9.	Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007. The Funds are currently evaluating the impact of the adoption of SFAS 157 but believe the impact will be limited to expanded disclosures in the Funds’ financial statements.

Notes to Financial Statements

10.	Subsequent Events — On November 7, 2008, RiverSource, a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of JWS. With the Acquisition completed and shareholders of each Fund having previously approved (at a Special Meeting held on November 3, 2008) a new investment management services agreement between the Series (with respect to each Fund of the Series) and RiverSource, RiverSource is the new investment manager of the Funds effective November 7, 2008.

On September 3, 2008, the Boards of Directors of the Series and Seligman Select Municipal Fund, Inc. (“Select Municipal”) approved the acquisition of Select Municipal by the Series’ National Fund. The proposed acquisition is subject to approval by the Select Municipal’s stockholders at a special meeting of stockholders to be held on December 18, 2008. If Select Municipal’s stockholders approve the acquisition, it is expected that the acquisition will close in the first quarter of 2009.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any sales charges or transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

National Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.74	$7.81	$7.88	$7.97	$7.98
Income from Investment Operations:
Net investment income	0.29	0.33	0.35	0.34	0.34
Net realized and unrealized loss on investments	(0.44)	(0.08)	(0.07)	(0.09)	(0.01)
Total from Investment Operations	(0.15)	0.25	0.28	0.25	0.33
Less Distributions:
Dividends from net investment income	(0.28)	(0.32)	(0.35)	(0.34)	(0.34)
Total Distributions	(0.28)	(0.32)	(0.35)	(0.34)	(0.34)
Net Asset Value, End of Year	$7.31	$7.74	$7.81	$7.88	$7.97
Total Return	(2.07)%	3.21%	3.58%	3.18%	4.16%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$56,446	$58,002	$65,846	$67,861	$73,970
Ratio of expenses to average net assets	0.95%	0.90%	0.92%	0.94%	0.91%
Ratio of net investment income to average net assets	3.77%	4.19%	4.46%	4.29%	4.22%
Portfolio turnover rate	15.97%	28.55%	—	4.55%	—

CLASS C
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.75	$7.81	$7.88	$7.97	$7.98
Income from Investment Operations:
Net investment income	0.22	0.26	0.28	0.27	0.26
Net realized and unrealized loss on investments	(0.45)	(0.07)	(0.07)	(0.09)	(0.01)
Total from Investment Operations	(0.23)	0.19	0.21	0.18	0.25
Less Distributions:
Dividends from net investment income	(0.21)	(0.25)	(0.28)	(0.27)	(0.26)
Total Distributions	(0.21)	(0.25)	(0.28)	(0.27)	(0.26)
Net Asset Value, End of Year	$7.31	$7.75	$7.81	$7.88	$7.97
Total Return	(3.07)%	2.42%	2.66%	2.25%	3.23%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,184	$1,729	$2,343	$2,998	$3,503
Ratio of expenses to average net assets	1.85%	1.80%	1.82%	1.84%	1.81%
Ratio of net investment income to average net assets	2.87%	3.29%	3.56%	3.39%	3.32%
Portfolio turnover rate	15.97%	28.55%	—	4.55%	—

See footnotes on page 73.

Financial Highlights

National Fund (continued)

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.75		$7.81	$7.88	$7.97	$7.98
Income from Investment Operations:
Net investment income	0.14		0.26	0.28	0.27	0.26
Net realized and unrealized loss on investments	(0.01)		(0.07)	(0.07)	(0.09)	(0.01)
Total from Investment Operations	0.13		0.19	0.21	0.18	0.25
Less Distributions:
Dividends from net investment income	(0.13)		(0.25)	(0.28)	(0.27)	(0.26)
Total Distributions	(0.13)		(0.25)	(0.28)	(0.27)	(0.26)
Net Asset Value, End of Period	$7.75		$7.75	$7.81	$7.88	$7.97
Total Return	1.75%		2.42%	2.66%	2.25%	3.23%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$1,060	$1,239	$1,600	$1,799
Ratio of expenses to average net assets	1.85%	††	1.80%	1.82%	1.84%	1.81%
Ratio of net investment income to average net assets	2.86%	††	3.29%	3.56%	3.39%	3.32%
Portfolio turnover rate	15.97%	†††	28.55%	—	4.55%	—

Colorado Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.43		$7.56	$7.65	$7.66	$7.63
Income from Investment Operations:
Net investment income	0.28		0.31	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.30)		(0.09)	(0.09)	(0.01)	0.03
Total from Investment Operations	(0.02)		0.22	0.22	0.30	0.34
Less Distributions:
Dividends from net investment income	(0.27)		(0.30)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gain	—		(0.05)	—	—	—
Total Distributions	(0.27)		(0.35)	(0.31)	(0.31)	(0.31)
Net Asset Value, End of Year	$7.14		$7.43	$7.56	$7.65	$7.66
Total Return	(0.31)%		2.97%	2.92%	3.93%	4.49%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$29,306		$30,496	$32,558	$35,058	$36,025
Ratio of expenses to average net assets	0.97%		0.94%	0.95%	0.96%	0.94%
Ratio of net investment income to average net assets	3.79%		4.11%	4.13%	4.05%	4.05%
Portfolio turnover rate	18.08%		10.86%	3.27%	—	5.04%

See footnotes on page 73.

Financial Highlights

Colorado Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.42		$7.55	$7.64	$7.65	$7.62
Income from Investment Operations:
Net investment income	0.21		0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.29)		(0.09)	(0.09)	(0.01)	0.03
Total from Investment Operations	(0.08)		0.15	0.15	0.23	0.27
Less Distributions:
Dividends from net investment income	(0.21)		(0.23)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	—		(0.05)	—	—	—
Total Distributions	(0.21)		(0.28)	(0.24)	(0.24)	(0.24)
Net Asset Value, End of Year	$7.13		$7.42	$7.55	$7.64	$7.65
Total Return	(1.20)%		2.05%	2.01%	3.00%	3.56%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$996		$194	$206	$105	$121
Ratio of expenses to average net assets	1.87%		1.84%	1.85%	1.86%	1.84%
Ratio of net investment income to average net assets	2.89%		3.21%	3.23%	3.15%	3.15%
Portfolio turnover rate	18.08%		10.86%	3.27%	—	5.04%

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.42		$7.55	$7.64	$7.65	$7.62
Income from Investment Operations:
Net investment income	0.14		0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.04		(0.09)	(0.09)	(0.01)	0.03
Total from Investment Operations	0.18		0.15	0.15	0.23	0.27
Less Distributions:
Dividends from net investment income	(0.13)		(0.23)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	—		(0.05)	—	—	—
Total Distributions	(0.13)		(0.28)	(0.24)	(0.24)	(0.24)
Net Asset Value, End of Period	$7.47		$7.42	$7.55	$7.64	$7.65
Total Return	2.49%		2.05%	2.01%	3.00%	3.56%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$169	$141	$153	$138
Ratio of expenses to average net assets	1.87%	††	1.84%	1.85%	1.86%	1.84%
Ratio of net investment income to average net assets	2.89%	††	3.21%	3.23%	3.15%	3.15%
Portfolio turnover rate	18.08%	†††	10.86%	3.27%	—	5.04%

See footnotes on page 73.

Financial Highlights

Georgia Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.61	$7.74	$7.78	$7.84	$8.01
Income from Investment Operations:
Net investment income	0.30	0.31	0.32	0.31	0.32
Net realized and unrealized loss on investments	(0.62)	(0.14)	(0.04)	(0.06)	(0.16)
Total from Investment Operations	(0.32)	0.17	0.28	0.25	0.16
Less Distributions:
Dividends from net investment income	(0.30)	(0.30)	(0.32)	(0.31)	(0.32)
Distributions from net realized capital gain	—	—	—	—	(0.01)
Total Distributions	(0.30)	(0.30)	(0.32)	(0.31)	(0.33)
Net Asset Value, End of Year	$6.99	$7.61	$7.74	$7.78	$7.84
Total Return	(4.44)%	2.18%	3.70%	3.19%	2.09%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$22,414	$25,664	$27,966	$30,456	$32,928
Ratio of expenses to average net assets	1.02%	0.94%	0.95%	0.98%	0.94%
Ratio of net investment income to average net assets	4.00%	4.03%	4.15%	3.93%	4.11%
Portfolio turnover rate	—	6.42%	—	8.59%	20.43%

CLASS C
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.63	$7.76	$7.80	$7.86	$8.02
Income from Investment Operations:
Net investment income	0.23	0.24	0.25	0.24	0.25
Net realized and unrealized loss on investments	(0.62)	(0.14)	(0.04)	(0.06)	(0.15)
Total from Investment Operations	(0.39)	0.10	0.21	0.18	0.10
Less Distributions:
Dividends from net investment income	(0.23)	(0.23)	(0.25)	(0.24)	(0.25)
Distributions from net realized capital gain	—	—	—	—	(0.01)
Total Distributions	(0.23)	(0.23)	(0.25)	(0.24)	(0.26)
Net Asset Value, End of Year	$7.01	$7.63	$7.76	$7.80	$7.86
Total Return	(5.29)%	1.26%	2.76%	2.26%	1.30%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,022	$294	$485	$586	$639
Ratio of expenses to average net assets	1.92%	1.84%	1.85%	1.88%	1.84%
Ratio of net investment income to average net assets	3.10%	3.13%	3.25%	3.03%	3.21%
Portfolio turnover rate	—	6.42%	—	8.59%	20.43%

See footnotes on page 73.

Financial Highlights

Georgia Fund (continued)

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.64		$7.76	$7.80	$7.86	$8.03
Income from Investment Operations:
Net investment income	0.15		0.24	0.25	0.24	0.25
Net realized and unrealized loss on investments	(0.08)		(0.13)	(0.04)	(0.06)	(0.16)
Total from Investment Operations	0.07		0.11	0.21	0.18	0.09
Less Distributions:
Dividends from net investment income	(0.15)		(0.23)	(0.25)	(0.24)	(0.25)
Distributions from net realized capital gain	—		—	—	—	(0.01)
Total Distributions	(0.15)		(0.23)	(0.25)	(0.24)	(0.26)
Net Asset Value, End of Period	$7.56		$7.64	$7.76	$7.80	$7.86
Total Return	0.86%		1.39%	2.76%	2.26%	1.17%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$960	$899	$1,107	$1,479
Ratio of expenses to average net assets	1.89%	††	1.84%	1.85%	1.88%	1.84%
Ratio of net investment income to average net assets	3.08%	††	3.13%	3.25%	3.03%	3.21%
Portfolio turnover rate	—	†††	6.42%	—	8.59%	20.43%

Louisiana Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.86		$7.97	$8.06	$8.22	$8.27
Income from Investment Operations:
Net investment income	0.30		0.34	0.34	0.34	0.34
Net realized and unrealized loss on investments	(0.50)		(0.10)	(0.06)	(0.13)	(0.03)
Total from Investment Operations	(0.20)		0.24	0.28	0.21	0.31
Less Distributions:
Dividends from net investment income	(0.29)		(0.33)	(0.34)	(0.34)	(0.34)
Distributions from net realized capital gain	(0.03)		(0.02)	(0.03)	(0.03)	(0.02)
Total Distributions	(0.32)		(0.35)	(0.37)	(0.37)	(0.36)
Net Asset Value, End of Year	$7.34		$7.86	$7.97	$8.06	$8.22
Total Return	(2.60)%		3.10%	3.51%	2.53%	3.77%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$23,484		$26,750	$29,877	$38,036	$41,960
Ratio of expenses to average net assets	0.98%		0.94%	0.97%	0.95%	0.91%
Ratio of net investment income to average net assets	3.93%		4.25%	4.26%	4.16%	4.14%
Portfolio turnover rate	25.43%		11.58%	—	2.54%	2.51%

See footnotes on page 73.

Financial Highlights

Louisiana Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.85		$7.97	$8.06	$8.22	$8.27
Income from Investment Operations:
Net investment income	0.23		0.26	0.27	0.27	0.27
Net realized and unrealized loss on investments	(0.49)		(0.10)	(0.06)	(0.14)	(0.04)
Total from Investment Operations	(0.26)		0.16	0.21	0.13	0.23
Less Distributions:
Dividends from net investment income	(0.23)		(0.26)	(0.27)	(0.26)	(0.26)
Distributions from net realized capital gain	(0.03)		(0.02)	(0.03)	(0.03)	(0.02)
Total Distributions	(0.26)		(0.28)	(0.30)	(0.29)	(0.28)
Net Asset Value, End of Year	$7.33		$7.85	$7.97	$8.06	$8.22
Total Return	(3.48)%		2.05%	2.58%	1.62%	2.84%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,005		$447	$652	$759	$698
Ratio of expenses to average net assets	1.88%		1.84%	1.87%	1.85%	1.81%
Ratio of net investment income to average net assets	3.03%		3.35%	3.36%	3.27%	3.24%
Portfolio turnover rate	25.43%		11.58%	—	2.54%	2.51%

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.86		$7.98	$8.06	$8.22	$8.27
Income from Investment Operations:
Net investment income	0.15		0.26	0.27	0.27	0.27
Net realized and unrealized loss on investments	(0.07)		(0.10)	(0.05)	(0.14)	(0.04)
Total from Investment Operations	0.08		0.16	0.22	0.13	0.23
Less Distributions:
Dividends from net investment income	(0.15)		(0.26)	(0.27)	(0.26)	(0.26)
Distributions from net realized capital gain	(0.03)		(0.02)	(0.03)	(0.03)	(0.02)
Total Distributions	(0.18)		(0.28)	(0.30)	(0.29)	(0.28)
Net Asset Value, End of Period	$7.76		$7.86	$7.98	$8.06	$8.22
Total Return	1.04%		2.05%	2.71%	1.61%	2.84%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$564	$598	$580	$464
Ratio of expenses to average net assets	1.90%	††	1.84%	1.87%	1.85%	1.81%
Ratio of net investment income to average net assets	3.07%	††	3.35%	3.36%	3.27%	3.24%
Portfolio turnover rate	25.43%	†††	11.58%	—	2.54%	2.51%

See footnotes on page 73.

Financial Highlights

Maryland Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.78	$7.92	$7.97	$8.03	$8.05
Income from Investment Operations:
Net investment income	0.29	0.29	0.32	0.31	0.31
Net realized and unrealized loss on investments	(0.32)	(0.09)	(0.03)	(0.02)	—
Total from Investment Operations	(0.03)	0.20	0.29	0.29	0.31
Less Distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.32)	(0.31)	(0.31)
Distributions from net realized capital gain	+	(0.06)	(0.02)	(0.04)	(0.02)
Total Distributions	(0.27)	(0.34)	(0.34)	(0.35)	(0.33)
Net Asset Value, End of Year	$7.48	$7.78	$7.92	$7.97	$8.03
Total Return	(0.41)%	2.50%	3.78%	3.72%	3.94%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$31,192	$32,690	$34,623	$39,148	$41,082
Ratio of expenses to average net assets	0.97%	0.94%	0.95%	0.96%	0.93%
Ratio of net investment income to average net assets	3.66%	3.76%	4.04%	3.87%	3.89%
Portfolio turnover rate	—	4.57%	13.33%	9.77%	5.66%

CLASS C
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.80	$7.93	$7.98	$8.05	$8.06
Income from Investment Operations:
Net investment income	0.22	0.22	0.25	0.24	0.24
Net realized and unrealized gain (loss) on investments	(0.32)	(0.09)	(0.03)	(0.03)	0.01
Total from Investment Operations	(0.10)	0.13	0.22	0.21	0.25
Less Distributions:
Dividends from net investment income	(0.20)	(0.20)	(0.25)	(0.24)	(0.24)
Distributions from net realized capital gain	+	(0.06)	(0.02)	(0.04)	(0.02)
Total Distributions	(0.20)	(0.26)	(0.27)	(0.28)	(0.26)
Net Asset Value, End of Year	$7.50	$7.80	$7.93	$7.98	$8.05
Total Return	(1.30)%	1.71%	2.85%	2.66%	3.13%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,517	$355	$490	$421	$419
Ratio of expenses to average net assets	1.87%	1.84%	1.85%	1.86%	1.83%
Ratio of net investment income to average net assets	2.76%	2.86%	3.14%	2.97%	2.99%
Portfolio turnover rate	—	4.57%	13.33%	9.77%	5.66%

See footnotes on page 73.

Financial Highlights

Maryland Fund (continued)

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.80		$7.93	$7.98	$8.05	$8.06
Income from Investment Operations:
Net investment income	0.14		0.22	0.25	0.24	0.23
Net realized and unrealized gain (loss) on investments	0.02		(0.09)	(0.03)	(0.03)	0.02
Total from Investment Operations	0.16		0.13	0.22	0.21	0.25
Less Distributions:
Dividends from net investment income	(0.13)		(0.20)	(0.25)	(0.24)	(0.24)
Distributions from net realized capital gain	+		(0.06)	(0.02)	(0.04)	(0.02)
Total Distributions	(0.13)		(0.26)	(0.27)	(0.28)	(0.26)
Net Asset Value, End of Period	$7.83		$7.80	$7.93	$7.98	$8.05
Total Return	2.11%		1.71%	2.85%	2.66%	3.13%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$1,115	$1,548	$1,932	$2,016
Ratio of expenses to average net assets	1.88%	††	1.84%	1.85%	1.86%	1.83%
Ratio of net investment income to average net assets	2.77%	††	2.86%	3.14%	2.97%	2.99%
Portfolio turnover rate	—	†††	4.57%	13.33%	9.77%	5.66%

Massachusetts Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.86		$8.01	$8.15	$8.27	$8.34
Income from Investment Operations:
Net investment income	0.32		0.34	0.34	0.34	0.33
Net realized and unrealized loss on investments	(0.18)		(0.12)	(0.11)	(0.11)	(0.07)
Total from Investment Operations	0.14		0.22	0.23	0.23	0.26
Less Distributions:
Dividends from net investment income	(0.31)		(0.33)	(0.34)	(0.33)	(0.33)
Distributions from net realized capital gain	(0.05)		(0.04)	(0.03)	(0.02)	‡
Total Distributions	(0.36)		(0.37)	(0.37)	(0.35)	(0.33)
Net Asset Value, End of Year	$7.64		$7.86	$8.01	$8.15	$8.27
Total Return	1.76%		2.83%	2.86%	2.90%	3.18%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$56,560		$57,796	$62,426	$69,598	$76,118
Ratio of expenses to average net assets	0.92%		0.89%	0.90%	0.91%	0.89%
Ratio of net investment income to average net assets	4.01%		4.27%	4.25%	4.09%	3.98%
Portfolio turnover rate	3.78%		6.81%	—	4.55%	1.97%

See footnotes on page 73.

Financial Highlights

Massachusetts Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.87		$8.01	$8.15	$8.27	$8.34
Income from Investment Operations:
Net investment income	0.24		0.27	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.18)		(0.11)	(0.12)	(0.10)	(0.08)
Total from Investment Operations	0.06		0.16	0.15	0.16	0.18
Less Distributions:
Dividends from net investment income	(0.24)		(0.26)	(0.26)	(0.26)	(0.25)
Distributions from net realized capital gain	(0.05)		(0.04)	(0.03)	(0.02)	‡
Total Distributions	(0.29)		(0.30)	(0.29)	(0.28)	(0.25)
Net Asset Value, End of Year	$7.64		$7.87	$8.01	$8.15	$8.27
Total Return	0.72%		2.03%	1.93%	1.98%	2.25%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,548		$2,904	$2,450	$2,527	$3,052
Ratio of expenses to average net assets	1.82%		1.79%	1.80%	1.81%	1.79%
Ratio of net investment income to average net assets	3.11%		3.37%	3.35%	3.19%	3.08%
Portfolio turnover rate	3.78%		6.81%	—	4.55%	1.97%

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.86		$8.01	$8.15	$8.27	$8.34
Income from Investment Operations:
Net investment income	0.15		0.27	0.27	0.26	0.26
Net realized and unrealized gain (loss) on investments	0.06		(0.12)	(0.12)	(0.10)	(0.08)
Total from Investment Operations	0.21		0.15	0.15	0.16	0.18
Less Distributions:
Dividends from net investment income	(0.15)		(0.26)	(0.26)	(0.26)	(0.25)
Distributions from net realized capital gain	(0.05)		(0.04)	(0.03)	(0.02)	‡
Total Distributions	(0.20)		(0.30)	(0.29)	(0.28)	(0.25)
Net Asset Value, End of Period	$7.87		$7.86	$8.01	$8.15	$8.27
Total Return	2.76%		1.91%	1.93%	1.98%	2.25%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$224	$518	$607	$785
Ratio of expenses to average net assets	1.82%	††	1.79%	1.80%	1.81%	1.79%
Ratio of net investment income to average net assets	3.06%	††	3.37%	3.35%	3.19%	3.08%
Portfolio turnover rate	3.78%	†††	6.81%	—	4.55%	1.97%

See footnotes on page 73.

Financial Highlights

Michigan Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$8.15	$8.33	$8.44	$8.57	$8.64
Income from Investment Operations:
Net investment income	0.32	0.33	0.34	0.35	0.35
Net realized and unrealized loss on investments	(0.45)	(0.13)	(0.08)	(0.14)	(0.06)
Total from Investment Operations	(0.13)	0.20	0.26	0.21	0.29
Less Distributions:
Dividends from net investment income	(0.31)	(0.32)	(0.34)	(0.34)	(0.34)
Distributions from net realized capital gain	(0.05)	(0.06)	(0.03)	*	(0.02)
Total Distributions	(0.36)	(0.38)	(0.37)	(0.34)	(0.36)
Net Asset Value, End of Year	$7.66	$8.15	$8.33	$8.44	$8.57
Total Return	(1.69)%	2.47%	3.12%	2.56%	3.51%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$66,199	$78,824	$89,978	$100,016	$108,791
Ratio of expenses to average net assets	0.92%	0.87%	0.88%	0.90%	0.87%
Ratio of net investment income to average net assets	3.97%	4.02%	4.12%	4.11%	4.08%
Portfolio turnover rate	—	11.33%	10.63%	8.64%	—

CLASS C
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$8.14	$8.32	$8.43	$8.56	$8.63
Income from Investment Operations:
Net investment income	0.25	0.26	0.27	0.27	0.27
Net realized and unrealized loss on investments	(0.45)	(0.13)	(0.09)	(0.13)	(0.05)
Total from Investment Operations	(0.20)	0.13	0.18	0.14	0.22
Less Distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gain	(0.05)	(0.06)	(0.03)	*	(0.02)
Total Distributions	(0.29)	(0.31)	(0.29)	(0.27)	(0.29)
Net Asset Value, End of Year	$7.65	$8.14	$8.32	$8.43	$8.56
Total Return	(2.57)%	1.55%	2.20%	1.64%	2.59%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,921	$923	$958	$918	$851
Ratio of expenses to average net assets	1.82%	1.77%	1.78%	1.80%	1.77%
Ratio of net investment income to average net assets	3.07%	3.12%	3.22%	3.21%	3.18%
Portfolio turnover rate	—	11.33%	10.63%	8.64%	—

See footnotes on page 73.

Financial Highlights

Michigan Fund (continued)

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.14		$8.32	$8.43	$8.56	$8.63
Income from Investment Operations:
Net investment income	0.16		0.26	0.27	0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.03)		(0.13)	(0.09)	(0.13)	(0.05)
Total from Investment Operations	0.13		0.13	0.18	0.14	0.22
Less Distributions:
Dividends from net investment income	(0.15)		(0.25)	(0.26)	(0.27)	(0.27)
Distributions from net realized capital gain	(0.05)		(0.06)	(0.03)	*	(0.02)
Total Distributions	(0.20)		(0.31)	(0.29)	(0.27)	(0.29)
Net Asset Value, End of Period	$8.07		$8.14	$8.32	$8.43	$8.56
Total Return	1.69%		1.55%	2.20%	1.64%	2.59%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$1,753	$2,061	$2,101	$2,583
Ratio of expenses to average net assets	1.82%	††	1.77%	1.78%	1.80%	1.77%
Ratio of net investment income to average net assets	3.08%	††	3.12%	3.22%	3.21%	3.18%
Portfolio turnover rate	—	†††	11.33%	10.63%	8.64%	—

Minnesota Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.55		$7.67	$7.75	$7.83	$7.87
Income from Investment Operations:
Net investment income	0.27		0.30	0.31	0.31	0.31
Net realized and unrealized loss on investments	(0.26)		(0.11)	(0.08)	(0.09)	(0.05)
Total from Investment Operations	0.01		0.19	0.23	0.22	0.26
Less Distributions:
Dividends from net investment income	(0.26)		(0.30)	(0.30)	(0.30)	(0.30)
Distributions from net realized capital gain	(0.04)		(0.01)	(0.01)	—	—
Total Distributions	(0.30)		(0.31)	(0.31)	(0.30)	(0.30)
Net Asset Value, End of Year	$7.26		$7.55	$7.67	$7.75	$7.83
Total Return	0.07%		2.52%	3.04%	2.90%	3.41%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$64,860		$70,804	$78,066	$84,659	$91,022
Ratio of expenses to average net assets	0.91%		0.88%	0.89%	0.92%	0.88%
Ratio of net investment income to average net assets	3.62%		4.01%	4.04%	3.96%	3.95%
Portfolio turnover rate	15.50%		4.48%	10.60%	8.09%	1.85%

See footnotes on page 73.

Financial Highlights

Minnesota Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.56		$7.68	$7.75	$7.83	$7.87
Income from Investment Operations:
Net investment income	0.20		0.24	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.26)		(0.12)	(0.07)	(0.09)	(0.05)
Total from Investment Operations	(0.06)		0.12	0.17	0.15	0.19
Less Distributions:
Dividends from net investment income	(0.19)		(0.23)	(0.23)	(0.23)	(0.23)
Distributions from net realized capital gain	(0.04)		(0.01)	(0.01)	—	—
Total Distributions	(0.23)		(0.24)	(0.24)	(0.23)	(0.23)
Net Asset Value, End of Year	$7.27		$7.56	$7.68	$7.75	$7.83
Total Return	(0.83)%		1.59%	2.16%	1.95%	2.49%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$547		$136	$249	$287	$390
Ratio of expenses to average net assets	1.81%		1.78%	1.79%	1.82%	1.78%
Ratio of net investment income to average net assets	2.72%		3.11%	3.14%	3.06%	3.05%
Portfolio turnover rate	15.50%		4.48%	10.60%	8.09%	1.85%

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.56		$7.68	$7.75	$7.83	$7.87
Income from Investment Operations:
Net investment income	0.13		0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.03		(0.12)	(0.07)	(0.09)	(0.05)
Total from Investment Operations	0.16		0.12	0.17	0.15	0.19
Less Distributions:
Dividends from net investment income	(0.13)		(0.23)	(0.23)	(0.23)	(0.23)
Distributions from net realized capital gain	(0.04)		(0.01)	(0.01)	—	—
Total Distributions	(0.17)		(0.24)	(0.24)	(0.23)	(0.23)
Net Asset Value, End of Period	$7.55		$7.56	$7.68	$7.75	$7.83
Total Return	2.10%		1.59%	2.16%	1.95%	2.49%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$328	$637	$762	$1,315
Ratio of expenses to average net assets	1.80%	††	1.78%	1.79%	1.82%	1.78%
Ratio of net investment income to average net assets	2.74%	††	3.11%	3.14%	3.06%	3.05%
Portfolio turnover rate	15.50%	†††	4.48%	10.60%	8.09%	1.85%

See footnotes on page 73.

Financial Highlights

Missouri Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.61	$7.78	$7.84	$7.89	$7.94
Income from Investment Operations:
Net investment income	0.29	0.29	0.31	0.31	0.30
Net realized and unrealized loss on investments	(0.38)	(0.13)	(0.04)	(0.04)	(0.04)
Total from Investment Operations	(0.09)	0.16	0.27	0.27	0.26
Less Distributions:
Dividends from net investment income	(0.28)	(0.28)	(0.31)	(0.31)	(0.30)
Distributions from net realized capital gain	(0.04)	(0.05)	(0.02)	(0.01)	(0.01)
Total Distributions	(0.32)	(0.33)	(0.33)	(0.32)	(0.31)
Net Asset Value, End of Year	$7.20	$7.61	$7.78	$7.84	$7.89
Total Return	(1.38)%	2.20%	3.51%	3.39%	3.38%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$24,490	$26,279	$29,097	$31,347	$33,899
Ratio of expenses to average net assets	0.97%	0.94%	0.95%	0.97%	0.94%
Ratio of net investment income to average net assets	3.78%	3.83%	4.03%	3.95%	3.83%
Portfolio turnover rate	2.09%	20.86%	15.02%	—	3.99%

CLASS C
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.61	$7.77	$7.84	$7.89	$7.95
Income from Investment Operations:
Net investment income	0.22	0.22	0.24	0.24	0.23
Net realized and unrealized loss on investments	(0.38)	(0.12)	(0.05)	(0.04)	(0.05)
Total from Investment Operations	(0.16)	0.10	0.19	0.20	0.18
Less Distributions:
Dividends from net investment income	(0.21)	(0.21)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.04)	(0.05)	(0.02)	(0.01)	(0.01)
Total Distributions	(0.25)	(0.26)	(0.26)	(0.25)	(0.24)
Net Asset Value, End of Year	$7.20	$7.61	$7.77	$7.84	$7.89
Total Return	(2.26)%	1.28%	2.58%	2.46%	2.33%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$410	$43	$44	$141	$139
Ratio of expenses to average net assets	1.87%	1.84%	1.85%	1.87%	1.84%
Ratio of net investment income to average net assets	2.88%	2.93%	3.13%	3.05%	2.93%
Portfolio turnover rate	2.09%	20.86%	15.02%	—	3.99%

See footnotes on page 73.

Financial Highlights

Missouri Fund (continued)

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.62		$7.78	$7.84	$7.89	$7.95
Income from Investment Operations:
Net investment income	0.14		0.22	0.24	0.24	0.23
Net realized and unrealized loss on investments	—		(0.12)	(0.04)	(0.04)	(0.05)
Total from Investment Operations	0.14		0.10	0.20	0.20	0.18
Less Distributions:
Dividends from net investment income	(0.13)		(0.21)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.04)		(0.05)	(0.02)	(0.01)	(0.01)
Total Distributions	(0.17)		(0.26)	(0.26)	(0.25)	(0.24)
Net Asset Value, End of Period	$7.59		$7.62	$7.78	$7.84	$7.89
Total Return	1.86%		1.42%	2.58%	2.46%	2.33%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$281	$309	$362	$345
Ratio of expenses to average net assets	1.87%	††	1.84%	1.85%	1.87%	1.84%
Ratio of net investment income to average net assets	2.85%	††	2.93%	3.13%	3.05%	2.93%
Portfolio turnover rate	2.09%	†††	20.86%	15.02%	—	3.99%

New York Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$8.07		$8.19	$8.26	$8.27	$8.34
Income from Investment Operations:
Net investment income	0.32		0.34	0.35	0.33	0.35
Net realized and unrealized loss on investments	(0.40)		(0.12)	(0.06)	(0.01)	(0.06)
Total from Investment Operations	(0.08)		0.22	0.29	0.32	0.29
Less Distributions:
Dividends from net investment income	(0.32)		(0.34)	(0.34)	(0.33)	(0.34)
Distributions from net realized capital gain	(0.04)		ø	(0.02)	øø	(0.02)
Total Distributions	(0.36)		(0.34)	(0.36)	(0.33)	(0.36)
Net Asset Value, End of Year	$7.63		$8.07	$8.19	$8.26	$8.27
Total Return	(1.19)%		2.76%	3.61%	3.96%	3.60%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$57,937		$60,746	$63,794	$69,563	$71,698
Ratio of expenses to average net assets	0.89%		0.85%	0.88%	0.90%	0.88%
Ratio of net investment income to average net assets	4.04%		4.22%	4.25%	4.03%	4.18%
Portfolio turnover rate	0.38%		16.19%	—	10.47%	—

See footnotes on page 73.

Financial Highlights

New York Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$8.08		$8.20	$8.27	$8.29	$8.35
Income from Investment Operations:
Net investment income	0.25		0.27	0.27	0.26	0.27
Net realized and unrealized loss on investments	(0.41)		(0.13)	(0.05)	(0.02)	(0.04)
Total from Investment Operations	(0.16)		0.14	0.22	0.24	0.23
Less Distributions:
Dividends from net investment income	(0.24)		(0.26)	(0.27)	(0.26)	(0.27)
Distributions from net realized capital gain	(0.04)		ø	(0.02)	øø	(0.02)
Total Distributions	(0.28)		(0.26)	(0.29)	(0.26)	(0.29)
Net Asset Value, End of Year	$7.64		$8.08	$8.20	$8.27	$8.29
Total Return	(2.07)%		1.83%	2.68%	2.91%	2.79%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4,952		$4,110	$4,905	$4,994	$5,732
Ratio of expenses to average net assets	1.79%		1.75%	1.78%	1.80%	1.78%
Ratio of net investment income to average net assets	3.14%		3.32%	3.35%	3.13%	3.28%
Portfolio turnover rate	0.38%		16.19%	—	10.47%	—

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.08		$8.20	$8.27	$8.29	$8.35
Income from Investment Operations:
Net investment income	0.16		0.27	0.27	0.26	0.27
Net realized and unrealized loss on investments	—		(0.13)	(0.05)	(0.02)	(0.04)
Total from Investment Operations	0.16		0.14	0.22	0.24	0.23
Less Distributions:
Dividends from net investment income	(0.15)		(0.26)	(0.27)	(0.26)	(0.27)
Distributions from net realized capital gain	(0.04)		ø	(0.02)	øø	(0.02)
Total Distributions	(0.19)		(0.26)	(0.29)	(0.26)	(0.29)
Net Asset Value, End of Period	$8.05		$8.08	$8.20	$8.27	$8.29
Total Return	2.03%		1.83%	2.68%	2.91%	2.79%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$1,987	$2,139	$2,442	$2,437
Ratio of expenses to average net assets	1.79%	††	1.75%	1.78%	1.80%	1.78%
Ratio of net investment income to average net assets	3.14%	††	3.32%	3.35%	3.13%	3.28%
Portfolio turnover rate	0.38%	†††	16.19%	—	10.47%	—

See footnotes on page 73.

Financial Highlights

Ohio Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.82	$7.90	$8.01	$8.10	$8.14
Income from Investment Operations:
Net investment income	0.28	0.31	0.31	0.32	0.31
Net realized and unrealized loss on investments	(0.37)	(0.09)	(0.09)	(0.07)	(0.02)
Total from Investment Operations	(0.09)	0.22	0.22	0.25	0.29
Less Distributions:
Dividends from net investment income	(0.27)	(0.30)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gain	(0.02)	—	(0.02)	(0.03)	(0.02)
Total Distributions	(0.29)	(0.30)	(0.33)	(0.34)	(0.33)
Net Asset Value, End of Year	$7.44	$7.82	$7.90	$8.01	$8.10
Total Return	(1.27)%	2.84%	2.78%	3.09%	3.69%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$82,156	$94,031	$100,686	$107,587	$114,544
Ratio of expenses to average net assets	0.90%	0.86%	0.87%	0.89%	0.87%
Ratio of net investment income to average net assets	3.58%	3.95%	3.94%	3.92%	3.88%
Portfolio turnover rate	24.32%	8.54%	7.15%	4.57%	—

CLASS C
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.87	$7.95	$8.06	$8.15	$8.18
Income from Investment Operations:
Net investment income	0.21	0.24	0.24	0.24	0.24
Net realized and unrealized loss on investments	(0.37)	(0.09)	(0.09)	(0.06)	(0.01)
Total from Investment Operations	(0.16)	0.15	0.15	0.18	0.23
Less Distributions:
Dividends from net investment income	(0.20)	(0.23)	(0.24)	(0.24)	(0.24)
Dividends from net realized capital gain	(0.02)	—	(0.02)	(0.03)	(0.02)
Total Distributions	(0.22)	(0.23)	(0.26)	(0.27)	(0.26)
Net Asset Value, End of Year	$7.49	$7.87	$7.95	$8.06	$8.15
Total Return	(2.14)%	1.90%	1.84%	2.15%	2.87%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,477	$670	$844	$922	$1,005
Ratio of expenses to average net assets	1.80%	1.76%	1.77%	1.79%	1.77%
Ratio of net investment income to average net assets	2.68%	3.05%	3.04%	3.02%	2.98%
Portfolio turnover rate	24.32%	8.54%	7.15%	4.57%	—

See footnotes on page 73.

Financial Highlights

Ohio Fund (continued)

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.87		$7.95	$8.06	$8.15	$8.18
Income from Investment Operations:
Net investment income	0.13		0.24	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.03		(0.09)	(0.09)	(0.06)	(0.01)
Total from Investment Operations	0.16		0.15	0.15	0.18	0.23
Less Distributions:
Dividends from net investment income	(0.13)		(0.23)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	(0.02)		—	(0.02)	(0.03)	(0.02)
Total Distributions	(0.15)		(0.23)	(0.26)	(0.27)	(0.26)
Net Asset Value, End of Period	$7.88		$7.87	$7.95	$8.06	$8.15
Total Return	2.08%		1.90%	1.84%	2.15%	2.87%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$615	$757	$773	$1,012
Ratio of expenses to average net assets	1.79%	††	1.76%	1.77%	1.79%	1.77%
Ratio of net investment income to average net assets	2.70%	††	3.05%	3.04%	3.02%	2.98%
Portfolio turnover rate	24.32%	†††	8.54%	7.15%	4.57%	—

Oregon Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.68		$7.83	$7.87	$7.91	$7.94
Income from Investment Operations:
Net investment income	0.30		0.31	0.32	0.31	0.32
Net realized and unrealized loss on investments	(0.33)		(0.10)	(0.04)	(0.03)	(0.03)
Total from Investment Operations	(0.03)		0.21	0.28	0.28	0.29
Less Distributions:
Dividends from net investment income	(0.29)		(0.30)	(0.31)	(0.31)	(0.31)
Distributions from net realized capital gain	(0.01)		(0.06)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.30)		(0.36)	(0.32)	(0.32)	(0.32)
Net Asset Value, End of Year	$7.35		$7.68	$7.83	$7.87	$7.91
Total Return	(0.44)%		2.79%	3.75%	3.53%	3.73%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$42,632		$46,168	$49,862	$53,109	$56,182
Ratio of expenses to average net assets	0.94%		0.90%	0.92%	0.92%	0.91%
Ratio of net investment income to average net assets	3.89%		4.00%	4.10%	3.97%	4.00%
Portfolio turnover rate	—		3.27%	16.84%	4.88%	1.92%

See footnotes on page 73.

Financial Highlights

Oregon Fund (continued)

CLASS C
	Year Ended September 30,
Per Share Data:	2008		2007	2006	2005	2004
Net Asset Value, Beginning of Year	$7.67		$7.82	$7.86	$7.90	$7.93
Income from Investment Operations:
Net investment income	0.23		0.24	0.25	0.24	0.24
Net realized and unrealized loss on investments	(0.33)		(0.10)	(0.04)	(0.03)	(0.02)
Total from Investment Operations	(0.10)		0.14	0.21	0.21	0.22
Less Distributions:
Dividends from net investment income	(0.22)		(0.23)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	(0.01)		(0.06)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.23)		(0.29)	(0.25)	(0.25)	(0.25)
Net Asset Value, End of Year	$7.34		$7.67	$7.82	$7.86	$7.90
Total Return	(1.33)%		1.87%	2.82%	2.60%	2.81%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,473		$1,298	$1,314	$1,282	$1,641
Ratio of expenses to average net assets	1.84%		1.80%	1.82%	1.82%	1.81%
Ratio of net investment income to average net assets	2.99%		3.10%	3.20%	3.07%	3.10%
Portfolio turnover rate	—		3.27%	16.84%	4.88%	1.92%

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.67		$7.82	$7.86	$7.90	$7.93
Income from Investment Operations:
Net investment income	0.15		0.24	0.25	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.01		(0.10)	(0.04)	(0.03)	(0.02)
Total from Investment Operations	0.16		0.14	0.21	0.21	0.22
Less Distributions:
Dividends from net investment income	(0.14)		(0.23)	(0.24)	(0.24)	(0.24)
Distributions from net realized capital gain	(0.01)		(0.06)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.15)		(0.29)	(0.25)	(0.25)	(0.25)
Net Asset Value, End of Period	$7.68		$7.67	$7.82	$7.86	$7.90
Total Return	2.18%		1.87%	2.82%	2.60%	2.81%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$1,088	$1,265	$1,442	$1,517
Ratio of expenses to average net assets	1.83%	††	1.80%	1.82%	1.82%	1.81%
Ratio of net investment income to average net assets	3.01%	††	3.10%	3.20%	3.07%	3.10%
Portfolio turnover rate	—	†††	3.27%	16.84%	4.88%	1.92%

See footnotes on page 73.

Financial Highlights

South Carolina Fund

CLASS A
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$8.01	$8.16	$8.19	$8.18	$8.23
Income from Investment Operations:
Net investment income	0.32	0.32	0.32	0.32	0.31
Net realized and unrealized gain (loss) on investments	(0.49)	(0.10)	(0.03)	0.03	0.05
Total from Investment Operations	(0.17)	0.22	0.29	0.35	0.36
Less Distributions:
Dividends from net investment income	(0.31)	(0.32)	(0.32)	(0.32)	(0.30)
Distributions from net realized capital gain	(0.02)	(0.05)	—	(0.02)	(0.11)
Total Distributions	(0.33)	(0.37)	(0.32)	(0.34)	(0.41)
Net Asset Value, End of Year	$7.51	$8.01	$8.16	$8.19	$8.18
Total Return	(2.29)%	2.70%	3.62%	4.23%	4.51%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$57,619	$62,402	$70,937	$75,442	$76,913
Ratio of expenses to average net assets	0.90%	0.87%	0.88%	0.91%	0.91%
Ratio of net investment income to average net assets	4.00%	4.03%	4.00%	3.89%	3.77%
Portfolio turnover rate	—	8.67%	9.93%	—	—

CLASS C
	Year Ended September 30,
Per Share Data:	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Year	$8.01	$8.15	$8.19	$8.18	$8.23
Income from Investment Operations:
Net investment income	0.25	0.25	0.25	0.25	0.23
Net realized and unrealized gain (loss) on investments	(0.49)	(0.09)	(0.04)	0.02	0.06
Total from Investment Operations	(0.24)	0.16	0.21	0.27	0.29
Less Distributions:
Dividends from net investment income	(0.24)	(0.25)	(0.25)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.02)	(0.05)	—	(0.02)	(0.11)
Total Distributions	(0.26)	(0.30)	(0.25)	(0.26)	(0.34)
Net Asset Value, End of Year	$7.51	$8.01	$8.15	$8.19	$8.18
Total Return	(3.16)%	1.90%	2.57%	3.30%	3.58%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4,721	$3,895	$4,026	$4,939	$5,200
Ratio of expenses to average net assets	1.80%	1.77%	1.78%	1.81%	1.81%
Ratio of net investment income to average net assets	3.10%	3.13%	3.10%	2.99%	2.87%
Portfolio turnover rate	—	8.67%	9.93%	—	—

See footnotes on page 73.

Financial Highlights

South Carolina Fund (continued)

CLASS D
	10/1/07 to		Year Ended September 30,
Per Share Data:	5/16/08†		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$8.01		$8.15	$8.19	$8.18	$8.23
Income from Investment Operations:
Net investment income	0.16		0.25	0.25	0.25	0.23
Net realized and unrealized gain (loss) on investments	(0.03)		(0.09)	(0.04)	0.02	0.06
Total from Investment Operations	0.13		0.16	0.21	0.27	0.29
Less Distributions:
Dividends from net investment income	(0.16)		(0.25)	(0.25)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.02)		(0.05)	—	(0.02)	(0.11)
Total Distributions	(0.18)		(0.30)	(0.25)	(0.26)	(0.34)
Net Asset Value, End of Period	$7.96		$8.01	$8.15	$8.19	$8.18
Total Return	1.53%		1.90%	2.57%	3.30%	3.58%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	—		$1,868	$2,050	$2,515	$3,035
Ratio of expenses to average net assets	1.81%	††	1.77%	1.78%	1.81%	1.81%
Ratio of net investment income to average net assets	3.12%	††	3.13%	3.10%	2.99%	2.87%
Portfolio turnover rate	—	†††	8.67%	9.93%	—	—

†	Date of conversion to Class C shares.
††	Annualized.
†††	Computed at the Fund level for the year ended September 30, 2008.
+	Capital gain of $0.003 per share was paid.
‡	Capital gain of $0.004 per share was paid.
*	Capital gain of $0.001 per share was paid.
ø	Capital gain of $0.003 per share was paid.
øø	Capital gain of $0.002 per share was paid.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders, Seligman Municipal Fund Series, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Fund Series, Inc. (the “Funds”) comprising the National, Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon, and South Carolina Funds as of September 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Seligman Municipal Fund Series, Inc. as of September 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

November 26, 2008

Matters Relating to the Directors’ Consideration of the Approval of the Investment Management Services Agreement

In the discussion below, the term “Fund” refers to Seligman Municipal Fund Series, Inc. and the term “Series” refers to the National Fund, the Colorado Fund, the Georgia Fund, the Louisiana Fund, the Maryland Fund, the Massachusetts Fund, the Michigan Fund, the Minnesota Fund, the Missouri Fund, the New York Fund, the Ohio Fund, the Oregon Fund and the South Carolina Fund.

Background

On July 7, 2008 RiverSource Investments, LLC (“RiverSource”), a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”), entered into a stock purchase agreement with the stockholders of J. & W. Seligman & Co. Incorporated (“Seligman”) under which RiverSource would acquire all of the outstanding capital stock of Seligman (the “Transaction”). The consummation of the Transaction results in the automatic termination of the Fund’s management agreement with Seligman relating to each Series (the “Seligman Management Agreement”). In anticipation of the termination of the Seligman Management Agreement, at a meeting held on July 29, 2008, the directors of the Fund, of which each Series is a separate series, unanimously approved an investment management agreement with RiverSource in respect of each Series (the “Proposed Advisory Agreement”). At the special meeting of stockholders of the Fund held on November 3, 2008, the stockholders of each Series approved the Proposed Advisory Agreement in respect of such Series. The Transaction closed on November 7, 2008 and upon the closing, RiverSource became the investment advisor to each Series.

Board Considerations

Prior to their approval of the Proposed Advisory Agreement, the directors requested and evaluated extensive materials from, and were provided materials and information about the Transaction and matters related to the proposed approvals by, Seligman, RiverSource and Ameriprise.

In consultation with experienced counsel, who advised on the legal standards for consideration by the directors, the directors reviewed the Proposed Advisory Agreement with RiverSource. The independent directors also discussed the proposed approvals with counsel in private sessions.

At their meetings on June 12, 2008, July 17, 2008 and July 29, 2008, the directors discussed the Transaction with Seligman, and the Transaction and RiverSource’s plans and intentions regarding the Fund (and each Series) with representatives of Ameriprise and RiverSource.

The directors considered all factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and directors may have attributed different weights to the various factors. The directors determined that the selection of RiverSource to advise the Fund (and each Series), and the overall arrangements between the Fund (and each Series) and RiverSource as provided in the Proposed Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund (and each Series) and Ameriprise, were fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the directors considered relevant. The material factors and conclusions that formed the basis for the directors’ determination included, in addition, the factors discussed in further detail below:

(i)	the reputation, financial strength and resources of RiverSource, and its parent, Ameriprise;

(ii)	the capabilities of RiverSource with respect to compliance and its regulatory histories;

(iii)	an assessment of RiverSource’s compliance system by the Fund’s Chief Compliance Officer;

(iv)	that the portfolio management team for each Series would not change as a result of the Transaction;

(v)	that RiverSource and Ameriprise assured the directors that following the Transaction there will not be any diminution in the nature, quality and extent of services provided to the Fund (and each Series) or its stockholders;

(vi)	that within the past year the directors had performed a full annual review of the Seligman Management Agreement, as required by the Investment Company Act of 1940 (“1940 Act”), for the Fund (and each Series) and had determined that they were satisfied with the nature, extent and quality of services provided thereunder and that the management fee rate for each Series was satisfactory;

Matters Relating to the Directors’ Consideration of the Approval of the Investment Management Services Agreement

(vii)	the potential benefits to the Fund (and each Series) of the combination of RiverSource and Seligman, including: greater resources to attract and retain high quality investment personnel; greater depth and breadth of investment management capabilities; a continued high level of service to the Fund (and each Series); and the potential for realization of economies of scale over time since the Fund (and each Series) will be part of a much larger fund complex;

(viii)	the fact that each Series’ total advisory and administrative fees would not increase by virtue of the Proposed Advisory Agreement, but would remain the same;

(ix)	that RiverSource, and not the Fund or Series, would bear the costs of obtaining all approvals of the Proposed Advisory Agreement;

(x)	the qualifications of the personnel of RiverSource and Ameriprise that would provide advisory and administrative services to the Fund (and each Series);

(xi)	the terms and conditions of the Proposed Advisory Agreement, including the directors’ review of differences from the Seligman Management Agreement;

(xii)	that RiverSource and Ameriprise have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” (within the meaning of Section 15(f) of 1940 Act) on the Fund and each Series; and

(xiii)	that certain members of RiverSource’s management have a significant amount of experience integrating other fund families.

Nature, Extent and Quality of Services Provided

In considering the nature, extent and quality of the services to be provided under the Proposed Advisory Agreement, the directors considered, among other things, the expected impact of the Transaction on the operations of the Fund and each Series, the information provided by RiverSource with respect to the nature, extent and quality of services to be provided by it and its compliance programs and compliance records, and presentations provided on the quality of RiverSource’s investment research capabilities and the other resources it and Ameriprise have indicated that they would dedicate to performing services for the Fund and each Series.

The directors noted the professional experience and qualifications of the current portfolio management team of each Series and other senior personnel of RiverSource. The directors considered a report by the Fund’s Chief Compliance Officer, assessing RiverSource’s compliance system, which was followed by a private session with the Fund’s Chief Compliance Officer. They also discussed RiverSource’s compliance system with the Chief Compliance Officer for the RiverSource funds. The directors also considered RiverSource’s presentation on the selection of brokers and dealers for portfolio transactions and noted that they receive regular reports concerning such selection and that RiverSource would provide similar reports in the future. As administrative services (provided under each Seligman Management Agreement) would be provided to the Fund (and each Series) by Ameriprise at no additional cost under a new administrative services agreement rather than pursuant to the Proposed Advisory Agreement, the directors considered Ameriprise’s capability to provide such administrative services as well as RiverSource’s and Ameriprise’s role in coordinating the activities of the Fund’s and Series’ other service providers. The directors noted that Ameriprise intended to continue Seligman’s practice of sub-contracting administrative services provided by Seligman for the Fund and each Series to State Street Bank and Trust Company for the foreseeable future. The directors concluded that, overall, they were satisfied with assurances from RiverSource and Ameriprise as to the expected nature, extent and quality of the services to be provided to the Fund (and each Series) under the Proposed Advisory Agreement and the new administrative services agreement.

Costs of Services Provided and Profitability

In considering the costs of services to be provided by RiverSource under the Proposed Advisory Agreement, the directors considered, among other things, the projected pre-tax, pre-distribution expense profitability of RiverSource’s proposed relationship with the Series and discussed the assumptions of RiverSource and the limitations of the information provided. The directors noted that RiverSource had undertaken to provide profitability information in connection with future contract continuances. The directors also considered RiverSource’s financial condition based on information provided by it.

Matters Relating to the Directors’ Consideration of the Approval of the Investment Management Services Agreement

The directors noted that the proposed fees under the Proposed Advisory Agreement in respect of a Series were the same as provided under the Seligman Management Agreement. The directors recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors. In reviewing the projected profitability information, the directors considered the effect of fall-out benefits on RiverSource’s expenses. The directors concluded that they were satisfied that RiverSource’s estimated future profitability from its relationship with each Series was not excessive.

Fall-Out Benefits

The directors considered that broker dealer affiliates of RiverSource, including a broker-dealer affiliate of Seligman (which will become an affiliate of RiverSource following the Transaction) will receive 12b-1 fees from each Series in respect of shares held in certain accounts, and that such Series’ distributor (which will also become a subsidiary of RiverSource following the closing of the Transaction) retains a portion of the 12b-1 fees from the Series and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Series. The directors recognized that RiverSource’s profitability would be somewhat lower without these benefits. The directors noted that RiverSource may derive reputational and other benefits from its association with each Series.

Investment Results

The directors receive and review detailed performance information on each Series at each regular Board meeting during the year in addition to the information received for the meeting regarding approval of the Proposed Advisory Agreement. The directors noted that each Series’ current portfolio management team would continue to advise that Series after the Transaction.

The directors reviewed performance information on each Series covering a wide range of periods, including the first six months of the calendar year, the preceding seven calendar years and annualized rolling periods ranging from one to ten years ending June 30, 2008. For most of these periods the directors reviewed information comparing each Series to other funds with similar investment objectives as determined by Lipper, with one or more selected securities indices, to a group of competitor funds selected by Seligman and, where applicable, similar RiverSource funds. The directors also reviewed information about portfolio turnover rates of each Series compared to other investment companies with similar investment objectives, including, where applicable, RiverSource funds.

The directors recognized that it is not possible to predict what effect, if any, consummation of the Transaction would have on the future performance of the Series.

Seligman explained that its decision to defensively position the Series’ portfolios in anticipation of rising interest rates contributed to the recent improvement in performance, although it noted that such position had hurt the Series’ performance in the past.

The following factors specific to individual Series also were noted and considered by the directors in deciding to approve the Proposed Advisory Agreement:

National Fund. The directors reviewed information showing the performance of the Series compared to the Lipper General Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper General Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ performance ranked above the Lipper median for the one-, three- and five-year periods presented. The directors also noted that while the Series’ results had from time to time exceeded certain of its benchmarks, the Series’ results were generally below its benchmarks by varying degrees for the periods shown. The directors further noted that the Series’ results had shown recent improvement and were above each of its benchmarks for the first six months of 2008. Taking into account these comparisons and the other factors considered, the directors concluded that the National Fund’s investment results were satisfactory.

Colorado Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Colorado Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Colorado Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ performance ranked above the Lipper median for each of the periods presented. The directors also noted that the Series’ results had varyingly exceeded or underperformed its benchmarks for the periods shown, and had shown recent improvement and were above each of the benchmarks for 2007 and the first six months of 2008. Taking into account these comparisons and the other factors considered, the directors concluded that the Colorado Fund’s investment results were satisfactory.

Matters Relating to the Directors’ Consideration of the Approval of the Investment Management Services Agreement

Georgia Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Georgia Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Georgia Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ results were above its competitor average and Lipper benchmark for 2007 and the first six months of 2008 and that the Series’ performance ranked above the Lipper median for the one- and three-year periods presented. The directors also noted that while the Series’ results had from time to time exceeded certain benchmarks, the Series’ results were generally below its benchmarks by varying degrees for the other periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the Georgia Fund’s investment results were satisfactory.

Louisiana Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Other States Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Other States Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ results were above its Lipper and competitor benchmarks for the first six months of 2008 and each of its benchmarks for 2007, and that the Series was above the Lipper median in the three-year, five-year and ten-year periods presented. The directors also noted that while the Series’ results had from time to time exceeded certain benchmarks, the Series’ results were generally below its benchmarks by varying degrees for the other periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the Louisiana Fund’s investment results were satisfactory.

Maryland Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Maryland Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Maryland Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ performance ranked above the Lipper median for each of the periods presented. The directors also noted that the Series’ results had varyingly exceeded or underperformed the Series’ other benchmarks for the periods shown, and were above each of its benchmarks for the first six months of 2008. Based upon their review, the directors concluded that the Maryland Fund’s relative investment performance over time had been satisfactory.

Massachusetts Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Massachusetts Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Massachusetts Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ performance ranked above the Lipper median for each of the periods presented. The directors also noted that the Series’ results had varyingly exceeded or underperformed the Series’ benchmarks for the periods shown, and had shown recent improvement and were above each of the benchmarks for 2007 and the first six months of 2008. Taking into account these comparisons and the other factors considered, the directors concluded that the Massachusetts Fund’s investment results were satisfactory.

Michigan Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Michigan Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Michigan Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ performance ranked above the Lipper median for the one-, three- and ten-year periods presented, respectively. The directors also noted that the Series’ results had varyingly exceeded or underperformed the Series’ benchmarks for the periods shown, and had shown some recent improvement and were above each of its benchmarks for the first six months of 2008, and above its Lipper and competitor benchmarks for 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the Michigan Fund’s investment results were satisfactory.

Minnesota Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Minnesota Municipal Debt Funds Average and the Lehman Brothers Municipal Fund Index, as well as performance relative to the other funds in the Lipper Minnesota Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ results had varying exceeded or underperformed the Series’ benchmarks for the periods shown, and had shown some recent improvement and were above each of its benchmarks for the first six months of 2008, and above its Lipper and competitor benchmarks for 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the Minnesota Fund’s investment results were satisfactory.

Missouri Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Missouri Municipal Debt Funds Average and the Lehman Brothers Municipal Fund Index, as well as performance relative to the other funds in the Lipper Missouri Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors

Matters Relating to the Directors’ Consideration of the Approval of the Investment Management Services Agreement

noted that the Series’ results had shown recent improvement and were above its competitor average and Lipper benchmark for the first six months of 2008 and that the Series’ performance ranked above the Lipper median for the one-, three- and ten-year periods presented. The directors also noted that while the Series’ results had from time to time exceeded certain benchmarks, the Series’ results were generally below its benchmarks by varying degrees for the periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the Missouri Fund’s investment results were satisfactory.

New York Fund. The directors reviewed information showing the performance of the Series compared to the Lipper New York Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper New York Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ performance ranked above the Lipper median for each of the periods presented. The directors also noted that the Series’ results showed recent improvement and were above each of its benchmarks for 2007 and the first six months of 2008, although the results were varyingly above and below its other benchmarks for the other periods presented. Taking into account these comparisons and the other factors considered, the directors concluded that the New York Fund’s investment results were satisfactory.

Ohio Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Ohio Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Ohio Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ performance ranked above the Lipper median for each of the periods presented. The directors noted that the Series’ results had shown recent improvement and were above its Lipper and competitor benchmarks for 2007, and were above each of its benchmarks for the first six months of 2008, although the results were varyingly above and below its other benchmarks for the periods presented. Taking into account these comparisons and the other factors considered, the directors concluded that the Ohio Fund’s investment results were satisfactory.

Oregon Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Oregon Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Oregon Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ performance ranked above the Lipper median for each of the periods presented. The directors noted that the Series’ results had shown recent improvement and were above its Lipper and competitor benchmarks for 2007, and were above each of its benchmarks for the first six months of 2008, although the results were varyingly above or below its other benchmarks for the other periods presented. Taking into account these comparisons and the other factors considered, the directors concluded that the Oregon Fund’s investment results were satisfactory.

South Carolina Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Other States Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Other States Municipal Debt Funds Average and to a group of competitor funds selected by Seligman. The directors noted that the Series’ performance ranked above the Lipper median for each of the periods presented. The directors noted that the Series’ results had shown recent improvement and were above its Lipper and competitor benchmarks for 2007, and were above each of its benchmarks for the first six months of 2008, although the results were varyingly above or below its other benchmarks for other periods presented. Taking into account these comparisons and the other factors considered, the directors concluded that the South Carolina Fund’s investment results were satisfactory.

Management Fees and Other Expenses

The directors considered the proposed advisory fee rate to be paid by each Series to RiverSource, which is the same as the management fee rate currently paid by each Series. In addition to the materials provided by Seligman, RiverSource provided information regarding the fees for each of the RiverSource funds and managed accounts. The directors noted that for National Fund, Minnesota Fund and New York Fund, the effective advisory fee rate for a RiverSource fund in the same Lipper peer group was lower than the proposed advisory fee rate for the corresponding Series. The directors recognized that it is difficult to make comparisons of advisory and management fees because there are variations in the services that are included in the fees paid by other funds.

The directors compared each Series’ proposed advisory fee rate to the funds in the applicable Lipper category or a subset thereof having net assets in a range that more closely corresponded to the net assets of the Series (a Series’ “peer group”). In considering

Matters Relating to the Directors’ Consideration of the Approval of the Investment Management Services Agreement

the proposed advisory fee rates, the directors noted that each Series’ current management fee rate covers administrative services provided by Seligman, whereas the Proposed Advisory Agreement does not include such services, but that Ameriprise will provide such services to each Series pursuant to separate administrative services agreements initially without a fee. The directors further considered that the administrative fees, since they are not included in an advisory agreement, could be increased without stockholder approval, although RiverSource noted that, at the time, it did not have an intention to seek an increase, and that any such administrative fee increase would require board approval. The directors also noted RiverSource’s and Ameriprise’s covenants in the Transaction’s stock purchase agreement regarding compliance with Section 15(f) of the 1940 Act.

The directors also reviewed each Series’ total expense ratio as compared to the fees and expenses of funds within its peer group. In considering the expense ratios of each Series, the directors noted that each Series has elected to have shareholder services provided at cost by SDC. SDC provides services exclusively to the Seligman Group of Funds, and the directors believed that the arrangement with SDC has provided each Series and their shareholders with a consistently high level of service. The directors noted that RiverSource had previously indicated that no changes to the arrangements with SDC were being proposed at the time by RiverSource.

The directors noted that they had concluded in their most recent continuance considerations regarding the Seligman Management Agreement that the management fee and total expense ratio for each Series were at an acceptable level in light of the quality of services provided to each Series and in comparison to the Series’ peer group; that the advisory fee would not be increased and would stay the same for each Series; that the total expense ratio had been slightly reduced since the time of the most recent consideration approval for each Series; and that RiverSource had represented that the overall expenses for the Series were not expected to be adversely affected by the Transaction. On that basis the directors concluded that the total expense ratio and proposed advisory fee for each Series anticipated to result from the proposed arrangements with RiverSource was acceptable.

Economies of Scale

The directors noted that the management fee schedules for the Series do not contain breakpoints that reduce the fee rate on assets above specified levels. The directors recognized that there is no direct relationship between the economies of scale realized by funds and those realized by their investment advisers as assets increase. The directors do not believe that there is a uniform methodology for establishing breakpoints that give effect to fund-specific economies of scale with respect to services provided by fund advisers. The directors also observed that in the investment company industry as a whole, as well as among funds similar to the Series, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply, and that the advisory agreements for many competitor funds do not have breakpoints at all. The directors noted that RiverSource had indicated that no changes to the Series’ breakpoint arrangements were proposed to be made at the time. Having taken these factors into account, the directors concluded that the absence of breakpoints in each Series’ fee rate schedule was acceptable under the Series’ circumstances. The directors also recognized that the Series may benefit from certain economies of scale over time from becoming a part of the larger RiverSource fund complex, based on potential future synergies of operations.

Proxy Results

Shareholders of Seligman Municipal Fund Series, Inc. voted on two proposals at a Special Meeting of Stockholders held on November 3, 2008. Shareholders voted in favor of each of the proposals. The description of each proposal and number of shares voted are as follows:

Proposal 1

To consider and vote upon the proposed Investment Management Services Agreement with RiverSource Investments, LLC:

	For	Against	Abstain
National Fund	3,949,193.410	168,939.981	191,921.889
Colorado Fund	2,307,183.218	74,460.280	111,881.185
Georgia Fund	1,759,668.806	102,339.030	56,248.933
Louisiana Fund	1,584,734.856	77,772.171	21,240.291
Maryland Fund	2,173,920.400	138,737.808	113,714.724
Massachusetts Fund	4,218,981.488	142,851.594	236,713.024
Michigan Fund	5,307,115.961	248,378.351	171,114.848
Minnesota Fund	4,528,296.858	202,128.542	263,760.017
Missouri Fund	1,855,211.205	236,056.712	197,082.660
New York Fund	4,164,301.516	143,314.155	168,747.113
Ohio Fund	6,312,816.812	351,650.652	312,008.272
Oregon Fund	3,370,905.354	138,522.236	244,330.982
South Carolina Fund	4,694,983.636	195,724.117	130,633.598

Proposal 2

To elect ten directors to the Board:

	For	Withheld
Kathleen Blatz	57,869,409	2,697,944
Arne H. Carlson	57,670,617	2,896,736
Pamela G. Carlton	57,817,258	2,750,095
Patricia M. Flynn	57,913,069	2,654,284
Anne P. Jones	57,698,726	2,868,626
Jeffrey Laikind	57,708,972	2,858,380
Stephen R. Lewis, Jr.	57,881,841	2,685,512
Catherine James Paglia	57,898,819	2,668,534
Alison Taunton-Rigby	57,891,282	2,676,070
William F. Truscott	57,878,318	2,689,035

Directors and Officers

Shareholders elect a Board of Directors that oversees the Funds’ operations. In connection with the acquisition of the Funds’ prior investment manager, J. & W. Seligman & Co. Incorporated, by RiverSource Investments, LLC, shareholders of the Funds voted at a Special Meeting of Shareholders held on November 3, 2008 to elect 10 members to the Funds’ Board. Messrs. Maher and Richie served on the Funds’ Board prior to the acquisition and will continue to do so.

Each member of the Board oversees 163 portfolios in the fund complex managed by RiverSource Investments, which includes 59 Seligman Funds and 104 RiverSource Funds. The address of each Director is 901 S. Marquette Ave., Minneapolis, MN 55402.

Independent Directors

Name, (Age), Position(s) held with Funds	Principal Occupation(s) During Past Five Years, Directorships and Other Information

Kathleen Blatz (54) [1,2,6,7] • Director: From November 7, 2008	Attorney. Formerly, Chief Justice, Minnesota Supreme Court, 1998-2006.

Arne H. Carlson (73)[1,2,3,5,6] • Director: From November 7, 2008	Formerly, Chairman, RiverSource Funds, 1999-2006; Governor of Minnesota.

Pamela G. Carlton (53)[4,6,7] • Director: From November 7, 2008	President, Springboard — Partners in Cross Cultural Leadership (consulting company).

Patricia M. Flynn (57)[1,3,6] • Director: From November 7, 2008	Trustee Professor of Economics and Management, Bentley College. Formerly, Dean, McCallum Graduate School of Business, Bentley College.

Anne P. Jones (73) [1,2,6,7] • Director: From November 7, 2008	Attorney and Consultant.

Jeffrey Laikind, CFA (72)[4,6,7] • Director: From November 7, 2008	Director, American Progressive Insurance. Formerly, Managing Director, Shikiar Asset Management.

Stephen R. Lewis, Jr. (69)[1,2,3,4,6] • Director and Chairman of the Board: From November 7, 2008	President Emeritus and Professor of Economics, Carleton College; Director, Valmont Industries, Inc. (manufactures irrigation systems).

John F. Maher (64) [4,6,7] • Director: December 2006 to Date	Retired President and Chief Executive Officer, and former Director, Great Western Financial Corporation (bank holding company) and its principal subsidiary, Great Western Bank (a federal savings bank).

Catherine James Paglia (55)[2,3,4,5,6] • Director: From November 7, 2008	Director, Enterprise Asset Management, Inc. (private real estate and asset management company).

Leroy C. Richie (66)[3,4,6] • Director: 2000 to Date	Counsel, Lewis & Munday, P.C. (law firm); Director, Vibration Control Technologies, LLC (auto vibration technology); Lead Outside Director, Digital Ally Inc. (digital imaging) and Infinity, Inc. (oil and gas exploration and production); Director and Chairman, Highland Park Michigan Economic Development Corp.; and Chairman, Detroit Public Schools Foundation; Director, OGE Energy Corp. (energy and energy services provider). Formerly, Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director, Kerr-McGee Corporation (diversified energy and chemical company); Trustee, New York University Law Center Foundation; and Vice Chairman, Detroit Medical Center and Detroit Economic Growth Corp.

Allison Taunton-Rigby (64)[3,4,5,6] • Director: From November 7, 2008	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); Director, Idera Pharmaceutical, Inc. (biotechnology); Healthways, Inc. (health management programs). Formerly, President, Forester Biotech.

See footnotes on page 83.

Directors and Officers

Interested Director*

Name, (Age), Position(s) held with Funds, Address	Principal Occupation(s) During Past Five Years, Directorships and Other Information

William F. Truscott (47)*[6] • Director and Vice President: From November 7, 2008	President — US Asset Management and Chief Investment Advisor, Ameriprise Financial, Inc. and President, Chairman of the Board, and Chief Investment Officer, RiverSource Investments, LLC; Director, President and Chief Executive Officer, Ameriprise Certificate Company; and Chairman of the Board, Chief Executive Officer, and President, RiverSource Distributors, Inc. Formerly, Senior Vice President — Chief Investment Officer, Ameriprise Financial, Inc.; and Chairman of the Board and Chief Investment Officer, RiverSource Investments, LLC, 2001-2005.

*	Mr. Truscott is considered an “interested person” of the Funds, as defined in the Investment Company Act of 1940, as amended, by virtue of his position with Ameriprise Financial, Inc. and its affiliates.

Member:	1 Board Governance Committee	5 Executive Committee
	2 Compliance Committee	6 Investment Review Committee
	3 Contracts Committee	7 Joint Audit Committee
4 Distribution Committee

Officers of the Funds

The Board appoints officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is a Director and Vice President of the Funds, the Funds’ other officers are:

Name, (Age), Position(s) held with Funds, Address	Principal Occupation(s) During Past Five Years

Patrick T. Bannigan (42) • President: From November 7, 2008 • 172 Ameriprise Financial Center Minneapolis, MN 55474	Director and Senior Vice President — Asset Management, Products and Marketing, RiverSource Investments, LLC; Director and Vice President — Asset Management, Products and Marketing, RiverSource Distributors, Inc. Formerly, Managing Director and Global Head of Product, Morgan Stanley Investment Management, 2004-2006; President, Touchstone Investments, 2002-2004.

Michelle M. Keeley (44) • Vice President: From November 7, 2008 • 172 Ameriprise Financial Center Minneapolis, MN 55474	Executive Vice President — Equity and Fixed Income, Ameriprise Financial, Inc. and RiverSource Investments, LLC; Vice President — Investments, Ameriprise Certificate Company. Formerly, Senior Vice President — Fixed Income, Ameriprise Financial, Inc., 2002-2006 and RiverSource Investments, LLC, 2004-2006.

Amy K. Johnson (42) • Vice President: From November 7, 2008 • 5228 Ameriprise Financial Center Minneapolis, MN 55474	Vice President — Asset Management and Trust Company Services, RiverSource Investments, LLC. Formerly, Vice President — Operations and Compliance, RiverSource Investments, LLC, 2004-2006; Director of Product Development — Mutual Funds, Ameriprise Financial, Inc., 2001-2004.

Scott R. Plummer (49) • Vice President, General Counsel and Secretary: From November 7, 2008 • 5228 Ameriprise Financial Center Minneapolis, MN 55474	Vice President and Chief Counsel — Asset Management, Ameriprise Financial, Inc.; Chief Counsel, RiverSource Distributors, Inc. and Chief Legal Officer and Assistant Secretary, RiverSource Investments, LLC; Vice President, General Counsel, and Secretary, Ameriprise Certificate Company. Formerly, Vice President — Asset Management Compliance, Ameriprise Financial, Inc., 2004-2005; Senior Vice President and Chief Compliance Officer, USBancorp Asset Management, 2002-2004.

Lawrence P. Vogel (52) •Treasurer: 2000 to Date •100 Park Avenue New York, NY 10017	Treasurer of each of the investment companies of the Seligman Group of Funds since 2000; and Treasurer, Seligman Data Corp. since 2000. Formerly, Senior Vice President, J. & W. Seligman & Co. Incorporated and Vice President of each of the investment companies of the Seligman Group of Funds, 1992-2008.

Directors and Officers

Officers of the Funds (continued)

Name, (Age), Position(s) held with Funds, Address	Principal Occupation(s) During Past Five Years

Eleanor T.M. Hoagland (56)

• Chief Compliance Officer: 2004 to Date

• Money Laundering Prevention Officer
and Identity Theft Prevention Officer:
From November 7, 2008

• 100 Park Avenue New York, NY 10017

Chief Compliance Officer, RiverSource Investments, LLC (J. & W. Seligman & Co. Incorporated prior to November 7, 2008), of each of the investment companies of the Seligman Group of Funds since 2004; Money Laundering Prevention Officer and Identity Theft Prevention Officer, RiverSource Investments, LLC for each of the investment companies of the Seligman Group of Funds since November 7, 2008. Formerly, Managing Director, J. & W. Seligman & Co. Incorporated and Vice President of each of the investment companies of the Seligman Group of Funds, 2004-2008.

The Funds’ Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or call collect (212) 682-7600 outside the US to request a copy of the SAI, to request other information about the Funds, or to make shareholder inquiries.

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Funds will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Funds’ Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]

These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Funds’ prospectus or statements of additional information.

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of each Fund of Seligman Municipal Fund Series, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEA2 9/08

ITEM 2.  CODE OF ETHICS.

As of September 30, 2008, the registrant had adopted a code of ethics that applies to its principal executive and principal financial officers. The registrant adopted a revised code of ethics on November 13, 2008, which is attached as an exhibit to this Form N-CSR. The new code of ethics is substantially the same as the prior code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2008	2007
Audit Fees	$309,463	$296,780
Audit-Related Fees	—	—
Tax Fees	35,750	34,450
All Other Fees	2,396	—

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for services related to the assessment of procedures for compliance with anti-money laundering regulations by the registrant and certain other associated investment companies.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2008	2007
Audit-Related Fees	$144,330	$141,440
Tax Fees	8,500	9,000
All Other Fees	—	—

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent and (ii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor. Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent.

(e) (1) The Audit Committee is required to pre-approve audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to pre-approve certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) – (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $190,976 and $184,890 respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

a)	Schedule I – Investments in securities of unaffiliated issuers. Included in Item 1 above.

b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective November 7, 2008, the duties of the Nominating Committee of the Board of Directors of the registrant have been assumed by the Board Governance Committee of the Board. The Board Governance Committee would recommend to the Board the size, structure and composition of the Board and its committees. This committee would also review candidates for Board membership including candidates recommended by stockholders.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL FUND SERIES, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	December 5, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	December 5, 2008

SELIGMAN MUNICIPAL FUND SERIES, INC.

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.